ANNUAL REPORT AS OF
SEPTEMBER 30, 1997


SEI INSTITUTIONAL
MANAGED TRUST



================================================================================
Large Cap Value
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Large Cap Growth
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Small Cap Value
================================================================================
Small Cap Growth
================================================================================
Mid-Cap
================================================================================
Capital Appreciation
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Equity Income
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Balanced
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Core Fixed Income
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Bond
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High Yield Bond
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[Logo Omitted]

TABLE OF CONTENTS
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MANAGEMENT'S DISCUSSION AND ANALYSIS OF
    FUND PERFORMANCE.................................................     1
REPORT OF INDEPENDENT ACCOUNTANTS....................................    15
STATEMENT OF NET ASSETS..............................................    16
STATEMENT OF OPERATIONS..............................................    60
STATEMENT OF CHANGES IN NET ASSETS...................................    62
FINANCIAL HIGHLIGHTS.................................................    64
NOTES TO FINANCIAL STATEMENTS........................................    67

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
================================================================================
SEI INSTITUTIONAL MANAGED TRUST -- SEPTEMBER 30, 1997

                           LARGE CAP VALUE PORTFOLIO

                ADVISER--SEI INVESTMENTS MANAGEMENT CORPORATION
                  SUB-ADVISERS--MELLON EQUITY ASSOCIATES
                                PACIFIC ALLIANCE CAPITAL MANAGEMENT
                                LSV ASSET MANAGEMENT
OBJECTIVE
   The Large Cap Value Portfolio seeks to provide long-term growth of capital and income by investing in the equity securities of large companies. The Portfolio invests primarily in a diversified portfolio of high quality, income producing common stocks, which in the adviser's opinion, are undervalued in the marketplace at the time of purchase.

STRATEGY
   With respect to this Portfolio, SEI Investments Management Corporation employs a multi-manager structure to gain exposure to the entire large cap value sector, adding value through stock selection while minimizing risk in the form of capitalization, valuation and economic sector exposures. Assets of the Portfolio are strategically allocated among its three sub-advisers, each of which has responsibility for stock selection for its respective assets under management.
   Through various investment approaches, each sub-adviser contributes a unique expertise or substyle to the Portfolio. LSV Asset Management invests in companies trading at deep discounts to their intrinsic value. Mellon Equity Associates invests primarily in large cap value stocks that are representative of the market. Pacific Alliance Capital Management pursues an investment strategy focusing on companies with above market dividend yields.
   Each of the aforementioned substyles assumes a different importance in determining overall style risk, and must therefore be weighted accordingly.

ANALYSIS
   The Large Cap Value Portfolio posted a 44.12% return for fiscal year 1997, led by stock selection across the entire Portfolio. The Portfolio's structure successfully minimized the style risk each substyle brought to the Portfolio, allowing stock selection to provide nearly 100% of the outperformance.
   General market conditions that moved the market higher in 1996 have remained just as strong throughout 1997. The U.S. economy continues to grow without price inflation or rising interest rates. In addition to this, corporate profits are surprising on the up-side as cost cutting consolidation, and improving fundamentals have benefited many industries. In particular, the financial services industry has been the strongest over the past year driven by falling interest rates and heavy merger activity between large banks and brokerage firms.
   The Large Cap Value Portfolio outperformed over the year as specific stock selection within banks, miscellaneous finance, insurance, drugs and business machines was the best policy. The miscellaneous finance sector, which includes brokerage firms and thrift institutions, benefited from merger activity, pushing the industry return up over 80% for the year. The Portfolio's key holdings in the group, Bear Stearns, Alex Brown, Ahmanson H.F. & Co., Lehman Brothers and Merrill Lynch & Co. all returned in excess of 100% for the one year period.
   The consumer non-durable exposure in the Portfolio, including drug and retail industries, was increased to 17% from 15% a year ago, while exposure was reduced 1% in the financial services industry. Utilities were decreased by 3% for the year and now make up 14.5% of the portfolio. As it stands today, the largest sector weighting differences relative to the benchmark are a 2.5% underweight in utilities and a 4.5% overweight in consumer non-durables.
   Over the course of the year, the electric utility industry has failed to keep pace with the strong bull market and despite their cheap prices relative

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
================================================================================
SEI INSTITUTIONAL MANAGED TRUST -- SEPTEMBER 30, 1997

to the market, the exposure has been decreased. Uncertain competitive issues and the industry's failure to generate consistent earnings have convinced investors to look for other opportunities. As a result, the industry has become neglected and prices have dropped. Most investors must be convinced that the group has positive momentum before investing. The Portfolio has 14.5% in the utilities group, slightly underweighted relative to the Russell 1000 Value Index weight.
   The Large Cap Value Portfolio's structure was modified slightly over the course of the year. In an effort to increase the stock specific risk and minimize the risk due to style factors, the relative weights between the substyles were changed. The core manager remains 50% of the strategy, with 20% allocated to the yield substyle and 30% allocated to the contrarian substyle. This structure has led to a tracking error of 1.7% (a measure of expected volatility around the benchmark) with the majority of the risk coming from stock selection.
================================================================================
                                 LARGE CAP VALUE
================================================================================
                          AVERAGE ANNUAL TOTAL RETURN1
--------------------------------------------------------------------------------
                                  One Year      Annualized
                                  Return    Inception to Date
--------------------------------------------------------------------------------
                                  44.12%          29.52%
--------------------------------------------------------------------------------

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE LARGE CAP VALUE PORTFOLIO, VERSUS THE FRANK RUSSELL 1000 VALUE INDEX, THE S&P 500 COMPOSITE INDEX, AND THE S&P 500/BARRA VALUE INDEX



[LINE GRAPH OMITTED]

PLOT POINTS ARE AS FOLLOWS

          LARGE      FRANK        S&P        S&P
           CAP       RUSSELL      500     500/BARRA
          VALUE    1000 VALUE  COMPOSITE    VALUE
        PORTFOLIO     INDEX      INDEX      INDEX
10/31/94 10,000      10,000     10,000     10,000
9/95     12,422      12,593     12,685     12,498
9/96     14,699      14,854     15,263     14,829
9/97     21,184      21,140     21,434     20,643

1 FOR THE PERIOD ENDED 9/30/97. PAST PERFORMANCE IS NOT PREDICTIVE OF
  FUTURE PERFORMANCE. THE PERFORMANCE INDICATED ABOVE BEGINS ON OCTOBER 3, 1994 AT WHICH TIME MELLON EQUITY ASSOCIATES ACTED AS INVESTMENT ADVISER TO THE PORTFOLIO. PREVIOUS PERIODS DURING WHICH THE PORTFOLIO WAS ADVISED BY
  ANOTHER INVESTMENT ADVISER ARE NOT SHOWN.


                           LARGE CAP GROWTH PORTFOLIO

                 ADVISER--SEI INVESTMENTS MANAGEMENT CORPORATION
                  SUB-ADVISERS--ALLIANCE CAPITAL MANAGEMENT, L.P.
                      AMERICAN EXPRESS ASSET MANAGEMENT
                      PROVIDENT INVESTMENT COUNSEL, INC.
OBJECTIVE
   The investment objective of the Large Cap Growth Portfolio is capital appreciation by investing in the equity securities of large companies. The Portfolio invests in the securities of issuers believed to possess significant growth potential.

STRATEGY
   With respect to this Portfolio, SEI Investments Management Corporation employs a multi-manager structure to gain exposure to the entire large cap growth sector, adding value through stock selection while minimizing risk in the form of capitalization, valuation and economic sector exposures. Assets of the Portfolio are strategically allocated among its sub-advisers, each of which has responsibility for stock selection for its respective assets under management.
   Through various investment approaches, each sub-adviser contributes a unique expertise or sub-style to the Portfolio. Alliance Capital Management, L.P. invests in large cap growth stocks that are representative of the market. American Express Asset Management (previously known as IDS Advisory Group) invests primarily in large-cap growth stocks whose sector is expected to outperform the market. Provident Investment Counsel, Inc. invests primarily in mid-cap and large-cap stocks which are expected to demonstrate very high long term earnings growth.
   Each of the aforementioned sub-styles assumes a different importance in determining overall style risk, and must therefore be weighted accordingly.

ANALYSIS
   The Large Cap Growth Portfolio posted a 44.35% return for fiscal 1997. Performance was

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driven by risk control, stock selection and sector selection.
   While the broad market participated in the advance, larger companies performed better than smaller companies. Risk control positioned the Portfolio to take advantage of the market's sharp advance in the largest companies. While the size of a company explained a significant amount of its return, earnings growth had far less significance as there was a minimal difference in returns between the growth and value benchmarks.
   Technology and financial services companies provided investors with significant returns during the year as the steady economy and controlled inflation environment provided the optimal circumstance for strong earnings growth in these sectors. Additionally, the Portfolio maintained significant exposures to some of the best performing companies in these sectors. Energy, healthcare and consumer stocks were also up sharply.
   An environment of slower economic growth and low interest rates will work in the Portfolio's favor given its sector weights. Consumer, drug, financial services and technology companies are expected to continue with strong performance in this economy.

================================================================================
                                LARGE CAP GROWTH
================================================================================
                          AVERAGE ANNUAL TOTAL RETURN1
--------------------------------------------------------------------------------
                                  One Year      Annualized
                                  Return    Inception to Date
--------------------------------------------------------------------------------
                                   44.35%        33.58%
--------------------------------------------------------------------------------

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE LARGE CAP GROWTH PORTFOLIO, VERSUS THE FRANK RUSSELL 1000 GROWTH INDEX, AND THE S&P 500/BARRA GROWTH INDEX



[LINE GRAPH OMITTED]

PLOT POINTS ARE AS FOLLOWS

          LARGE      FRANK        S&P
           CAP       RUSSELL    500/BARRA
         GROWTH    1000 GROWTH   GROWTH
        PORTFOLIO     INDEX      INDEX
12/94    10,000      10,000      10,000
9/95     12,751      13,123      13,079
9/96     15,377      15,931      15,964
9/97     22,196      21,714      22,586

1 FOR THE PERIOD ENDED 9/30/97. PAST PERFORMANCE OF THE PORTFOLIO IS NOT
  PREDICTIVE OF FUTURE PERFORMANCE. SHARES OF THE PORTFOLIO WERE OFFERED BEGINNING 12/20/94.

                            SMALL CAP VALUE PORTFOLIO

     ADVISER--SEI INVESTMENTS MANAGEMENT CORPORATION
      SUB-ADVISERS--1838 INVESTMENT ADVISORS, L.P.
                    BOSTON PARTNERS ASSET MANAGEMENT, L.P.
                    LSV ASSET MANAGEMENT

OBJECTIVE
   The Small Cap Value Portfolio seeks to provide capital appreciation by investing in equity securities of smaller companies. The Portfolio invests in the stocks of companies whose prices appear low relative to certain fundamental characteristics such as earnings, book value or return on equity.

STRATEGY
   With respect to this Portfolio, SEI Investments Management Corporation employs a multi-manager structure to gain exposure to the entire small cap value sector, adding value through stock selection while minimizing risk in the form of capitalization, valuation and economic sector exposures. The Small Cap Value Portfolio is jointly sub-advised by three investment managers. Assets of the Portfolio are strategically allocated among its three sub-advisers, each of which has a responsibility for stock selection for its respective assets under management.
   Through various investment approaches, each sub-adviser contributes a particular expertise or sub-style to the Portfolio. Using a bottom-up process, 1838 Investment Advisors, L.P. invests in stocks with low price-to-earnings ratios with strong balance sheets. Boston Partners Asset Management, L.P. combines quantitative and fundamental approaches to identify a company's fundamental worth. LSV Asset Management invests in companies trading at deep discounts to their intrinsic value that have exhibited some catalyst to turn around performance.

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
================================================================================
SEI INSTITUTIONAL MANAGED TRUST -- SEPTEMBER 30, 1997

   Each of the aforementioned sub-styles assumes a different importance in determining overall style risk and must therefore be weighted accordingly.

ANALYSIS
   The Small Cap Value Portfolio posted an impressive 47.16% return for fiscal year 1997. There were some changes in the Portfolio over the fiscal year as LSV Asset Management was added in June of 1997. This addition eliminated some valuation biases in the Portfolio while bringing other characteristics more in line with the Russell 2000 Value Index.
   In contrast to their growth counterparts, small cap value stocks were the best performing sector of the U.S. equity market in fiscal 1997 driven by strong performance results in finance, energy and transportation issues. Banks and other financial stocks continued to post impressive gains as low interest rates and a wave of merger and acquisition activity kept interest in the sector high. Oil stocks also enjoyed a good year as firmer prices and improving technology in both exploration and recovery operations sent many issues higher. Transportation issues benefited from the low interest rate environment and continued broad-based economic strength.
   The Portfolio benefited from its underweights to the lagging utility and property sectors over the fiscal year, but most of the return came as a result of the specific stock selection in the energy and finance groups. Stock selection in technology also enhanced relative returns.
   The Portfolio continues to be positioned to capture the opportunities in the small cap value area of the market under a variety of market conditions. To this end, the Portfolio targets a style neutral position relative to the Russell 2000 Value Index to control unnecessary risks and put the focus on stock selection from the specialist sub-advisers.


================================================================================
                                 SMALL CAP VALUE
================================================================================
                           AVERAGE ANNUAL TOTAL RETURN1
--------------------------------------------------------------------------------
                                  One Year    Annualized
                                  Return   Inception to Date
--------------------------------------------------------------------------------
                                   47.16%      28.19%
--------------------------------------------------------------------------------

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE SMALL CAP VALUE PORTFOLIO, VERSUS THE FRANK RUSSELL 2000 VALUE INDEX



[LINE GRAPH OMITTED]

PLOT POINTS ARE AS FOLLOWS

          SMALL      FRANK
           CAP      RUSSELL
          VALUE    2000 VALUE
        PORTFOLIO    INDEX
12/94    10,000     10,000
9/95     11,889     12,219
9/96     13,180     13,866
9/97     19,396     19,780

1 FOR THE PERIOD ENDED 9/30/97. PAST PERFORMANCE IS NOT PREDICTIVE OF
  FUTURE PERFORMANCE. SHARES OF THE PORTFOLIO WERE OFFERED BEGINNING 12/20/94.


                           SMALL CAP GROWTH PORTFOLIO

                 ADVISER--SEI INVESTMENTS MANAGEMENT CORPORATION
                  SUB-ADVISERS--FURMAN SELZ CAPITAL MANAGEMENT, LLC
                                FIRST OF AMERICA INVESTMENT CORPORATION
                                NICHOLAS-APPLEGATE CAPITAL
                                  MANAGEMENT, INC.
                                WALL STREET ASSOCIATES
OBJECTIVE
      The Small Cap Growth Portfolio seeks to provide long-term capital appreciation by investing in equity securities of smaller companies. The Portfolio invests in the stocks of companies that are in an early stage or at a transitional point in their development and have demonstrated or have potential for above average capital growth.
STRATEGY
      With respect to this Portfolio, SEI Investments Management Corporation employs a multi-manager structure to gain exposure to the entire small cap growth sector, adding value through stock selection while minimizing risk in the form of capitalization, valuation and economic sector exposures. The Small Cap Growth Portfolio is jointly sub-advised by four investment managers. Assets of the Portfolio are strategically allocated among its four sub-advisers, each of which has a responsibility for stock selection for its respective assets under management.

================================================================================

      Through various investment approaches, each sub-adviser contributes a particular expertise or sub-style to the Portfolio. Furman Selz Capital Management LLC invests primarily in stocks exhibiting relative price strength trading at attractive valuations. First of America Investment Corporation pursues an investment strategy focusing on strong sales and earnings growth. Nicholas-Applegate Capital Management, Inc. screens stocks for high and accelerated earnings growth and then selects those with attractive current prices relative to sustainable cash flow. Wall Street Associates seeks out micro-cap stocks with long-term earnings growth potential.
      Each of the aforementioned sub-styles assumes a different importance in determining overall style risk and must therefore be weighted accordingly.

ANALYSIS
      The Small Cap Growth Portfolio posted a 17.23% return (Class A shares) for fiscal year 1997. There were some changes in the Portfolio over the fiscal year as Apodaca-Johnston Capital Management was terminated in October of 1996 due to organizational issues. They were replaced with Furman Selz Capital Management the same month. This transition reduced the Portfolio's momentum exposure while bringing the valuation characteristics more in line with the Russell 2000 Growth Index.
      Small cap growth stocks were the weakest performing sector of the U.S. equity market in fiscal 1997 as strong earnings across sectors and record inflows from mutual funds favored larger, more liquid names. Some traditional small cap growth industries, such as technology and health care, significantly lagged their large cap counterparts over the fiscal year. However, gains in other areas, including energy, retail and cyclical shares were strong. Oil and other energy related stocks enjoyed a particularly good year as firmer prices and improving technology in both exploration and recovery operations sent many issues higher. Retailers benefited from low unemployment and the highest consumer confidence readings in a generation which translated into stronger sales. Cyclical companies benefited from the low interest rate environment over the year, as well as continued broad based economic strength.
      The Portfolio's returns were hurt during the fiscal year by overweights in the apparel and business services sectors of the market. The apparel industry continued to be one of the worst performing industries with several key companies consistently reporting lower than expected earnings. Stock selection in the business services area and the pharmaceutical area also detracted from returns. This was offset by strong stock selection in energy and energy-related stocks which significantly added to the overall Portfolio returns.
      The Portfolio continues to be positioned to capture the opportunities in the small cap growth area of the market under a variety of market conditions. To this end, the Portfolio targets a style neutral position relative to the Russell 2000 Growth Index to control unnecessary risks and put the focus on stock selection from the specialist sub-advisers.

================================================================================
                                SMALL CAP GROWTH
================================================================================
                          AVERAGE ANNUAL TOTAL RETURN1
--------------------------------------------------------------------------------
                                  Annualized Annualized
                         One Year   3 Year     5 Year      Annualized
                          Return    Return     Return   Inception to Date
--------------------------------------------------------------------------------
Class A                    17.23%    28.09%     23.76%       23.07%
--------------------------------------------------------------------------------
Synthetic Class D          16.80%    27.69%     23.43%       22.70%
 -------------------------------------------------------------------------------
Synthetic Class D, W/Load  10.95%    25.51%     22.18%       21.62%
--------------------------------------------------------------------------------

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE SMALL CAP GROWTH PORTFOLIO, CLASS A AND CLASS D (SYNTHETIC), VERSUS THE FRANK RUSSELL 2000 GROWTH INDEX, THE S&P 500 COMPOSITE INDEX AND THE WILSHIRE SMALL CAP GROWTH INDEX



[LINE GRAPH OMITTED]

PLOT POINTS ARE AS FOLLOWS

         SMALL      SMALL      FRANK      S&P     WILSHIRE
          CAP     CAP GROWTH  RUSSELL     500       SMALL
         GROWTH   SYNTHETIC    2000    COMPOSITE  CAP GROWTH
        PORTFOLIO  CLASS D    GROWTH     INDEX      INDEX
        (CLASS A)  W/LOAD     INDEX
4/92     10,000     9,500     10,000    10,000     10,000
9/92     10,659    10,126      9,522    10,212      9,837
9/93     14,690    13,955     12,301    11,534     13,382
9/94     14,723    13,938     12,409    11,959     13,719
9/95     20,856    19,714     15,905    15,511     18,619
9/96     26,395    24,841     17,909    18,663     20,835
9/97     30,943    29,015     22,092    26,208     27,092





1 FOR THE PERIOD ENDED 9/30/97. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. CLASS A AND CLASS D SHARES OF THE PORTFOLIO WERE OFFERED BEGINNING
  4/20/92 AND 5/2/94, RESPECTIVELY. THE PERFORMANCE SHOWN FOR THE CLASS D SHARES PRIOR TO SUCH DATE IS BASED ON THE PERFORMANCE OF CLASS A ADJUSTED TO REFLECT THE MAXIMUM SALES CHARGE OF 5.00% FOR THE CLASS D SHARES.

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
================================================================================
SEI INSTITUTIONAL MANAGED TRUST -- SEPTEMBER 30, 1997

                                MID-CAP PORTFOLIO
                 ADVISER--SEI INVESTMENTS MANAGEMENT CORPORATION
                  SUB-ADVISER--MARTINGALE ASSET MANAGEMENT, L.P.

OBJECTIVE
      The Portfolio seeks to provide long-term capital appreciation by investing primarily in equity securities of mid-sized companies.

STRATEGY
      The Portfolio's investment philosophy is based on a bottom-up stock selection process which emphasizes securities that have dramatic earnings acceleration, sustainable growth, positive relative price momentum and an attractive valuation. This philosophy results in a Portfolio which will tend to have a higher than average price-to-earnings ratio, price-to-book ratio, return on equity, and a lower than average dividend yield.

ANALYSIS
      The Mid-Cap Portfolio posted a 43.13% return for fiscal year 1997, driven by stock selection across the entire Portfolio. Because the Portfolio is managed to the Russell Mid-Cap Index, the impact of style and industry bets do not impact the Portfolio's relative performance.
      Economic conditions continue to benefit the U.S. stock market, buoyed by low interest rates, low inflation, moderate growth and strong corporate earnings. Small-cap and mid-cap issues have lagged their large-cap counterparts for over three years, but have recently indicated signs of reversal. The Mid-Cap Portfolio benefited from the broadening market and participated fully given its style specific structure.
      A three year rally led by technology and finance continued this year as industry and company fundamentals remain strong. Financial services have benefited from consolidation and cost-cutting as well as steady interest rates over the course of the year. However, a more choppy ride has occurred in the business machine industry over the most recent quarters. Several earnings warnings over the summer months in the volatile computer related industries caused many key companies' stock prices to fall.
      The  Mid-Cap  Portfolio  added value  through  stock  selection,  with the
strongest  relative  performance  coming  from  business  machines,   drugs  and
medicine, retail and electronics. Selection in the business machine industry included a 71% return for Comdisco and a 181% return for Quantum, contributing
 .44% and .85%, respectively. Exposure to the energy and utility group is the largest in the portfolio at 11%, and despite the absolute return for the industry, the Mid-Cap Portfolio added nearly .70% over the benchmark through stock selection.
      Over the course of the year, the Portfolio's exposure to the mid-cap market has been consistent and stock selection has been positive. Looking ahead, we expect the style of the Portfolio to remain true to the mid-cap market and value added to continue to come through stock selection.

================================================================================
                                     MID-CAP
================================================================================
                          AVERAGE ANNUAL TOTAL RETURN1
--------------------------------------------------------------------------------
                   One Year    Annualized      Annualized
                    Return   3 Year Return  Inception to Date
--------------------------------------------------------------------------------
                    43.13%       25.76%         18.77%
--------------------------------------------------------------------------------

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE MID-CAP PORTFOLIO, VERSUS THE FRANK RUSSELL MID-CAP INDEX, THE S&P 500 COMPOSITE INDEX, AND THE WILSHIRE MID-CAP GROWTH INDEX



[LINE GRAPH OMITTED]

PLOT POINTS ARE AS FOLLOWS

                   FRANK     S&P    WILSHIRE
                  RUSSELL    500     MID-CAP
         MID-CAP  MID-CAP COMPOSITE  GROWTH
        PORTFOLIO  INDEX    INDEX    INDEX
2/93     10,000   10,000   10,000   10,000
9/93     11,779   11,049   10,522   11,217
9/94     10,825   11,232   10,910   11,878
9/95     12,966   14,274   14,151   16,119
9/96     15,045   16,564   17,026   18,597
9/97     21,534   22,370   23,910   23,423

1 FOR THE PERIOD ENDED 9/30/97. PAST PERFORMANCE OF THE PORTFOLIO IS
  NOT PREDICTIVE OF FUTURE PERFORMANCE. SHARES OF THE PORTFOLIO WERE OFFERED BEGINNING 2/16/93.

================================================================================

                         CAPITAL APPRECIATION PORTFOLIO
                 ADVISER--SEI INVESTMENTS MANAGEMENT CORPORATION
                   SUB-ADVISER--STI CAPITAL MANAGEMENT, N.A.

OBJECTIVE
      The Capital Appreciation Portfolio seeks to provide capital appreciation through a diversified portfolio of common stocks. Dividend income is incidental to the growth of capital. Securities are selected for the Portfolio based on factors believed to be favorable for long-term appreciation, such as historical returns on equity and earnings growth rates. Holdings in the Portfolio are rotated between various market sectors based on economic analysis of the business cycle.

STRATEGY
      The investment management process followed by the sub-adviser emphasizes business cycle analysis, sector rotation and stock selection. The sub-adviser identifies market sectors that appear undervalued and/or are outperforming other sectors during a specific interval in the business cycle. The sub-adviser then selects securities with a history of growth and a price to earnings ratio below comparable companies in that market sector. Trading ranges are assigned for the prices of these companies and these companies are actively traded while the sector remains in favor. As a sector's favor changes over the business cycle, holdings are shifted into the sectors showing the most potential for return.

ANALYSIS
      The Capital Appreciation Portfolio posted a 34.02% return for fiscal 1997. Performance benefited during the year from industry selection as well as the markets' broad based advance as nearly all areas of the market were up sharply.
      Larger companies performed consistently better than smaller companies during the year. While the size of a company explained a significant amount of its return, earnings growth had far less significance as there was a minimal difference in returns between the growth and value benchmarks.
      Technology and financial services companies provided investors with significant returns during the year as the steady economy and controlled inflation environment provided the optimal circumstance for strong earnings growth in these sectors. Energy, auto, producer goods, healthcare and consumer stocks were also up sharply.
      The Portfolio, which invests primarily in high quality growth companies, is positioned to take advantage of slower corporate earnings growth and a slower economy as well as stable interest rates.

================================================================================
                              CAPITAL APPRECIATION
================================================================================
                          AVERAGE ANNUAL TOTAL RETURN1
--------------------------------------------------------------------------------
                      Annualized Annualized
            One Year    3 Year     5 Year     Annualized
             Return     Return     Return  Inception to Date
--------------------------------------------------------------------------------
             34.02%     24.90%     17.18%       16.34%
--------------------------------------------------------------------------------

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE CAPITAL APPRECIATION PORTFOLIO, VERSUS THE S&P 500 COMPOSITE INDEX, AND THE S&P 500/BARRA GROWTH INDEX



[LINE GRAPH OMITTED]

PLOT POINTS ARE AS FOLLOWS

         CAPITAL        S&P 500     S&P 500/BARRA
       APPRECIATION    COMPOSITE        GROWTH
        PORTFOLIO        INDEX          INDEX
3/88     10,000         10,000         10,000
9/88     10,360         10,702         10,605
9/89     14,238         14,227         14,301
9/90     13,419         12,914         13,531
9/91     17,671         16,930         18,324
9/92     19,615         18,807         20,382
9/93     22,265         21,241         21,108
9/94     22,241         22,025         22,564
9/95     26,473         28,566         29,712
9/96     32,335         34,370         36,267
9/97     43,335         48,266         51,310


1 FOR THE PERIOD ENDED 9/30/97. PAST PERFORMANCE OF THE PORTFOLIO IS NOT
  PREDICTIVE OF FUTURE PERFORMANCE. SHARES OF THE PORTFOLIO WERE OFFERED BEGINNING 3/1/88.

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
================================================================================
SEI INSTITUTIONAL MANAGED TRUST -- SEPTEMBER 30, 1997

                             EQUITY INCOME PORTFOLIO
                 ADVISER--SEI INVESTMENTS MANAGEMENT CORPORATION
                  SUB-ADVISER--PACIFIC ALLIANCE CAPITAL MANAGEMENT

OBJECTIVE
      The Portfolio seeks to provide current income and long-term growth of capital through a diversified portfolio of common stocks. The Portfolio invests in securities which have a high current yield and a low level of volatility relative to the market while participating in rising markets.

STRATEGY
      The investment management process followed by the sub-adviser emphasizes current income. The Portfolio is managed to provide a yield which is approximately 1.20% to 2.00% above the yield on the S&P 500 Index. Securities which have favorable long-term fundamental characteristics are selected for the Portfolio when their current yields are at the upper end of their historic yield ranges. When the price of a stock rises sufficiently to cause its yield to drop to the lower end of this historic range, the security will be sold. The yield of a security might vary between its buy and sell range over a three or four year cycle, and the turnover of the Portfolio is typically a low 40% per year.

ANALYSIS
      The Equity Income Portfolio posted a 33.46% return for fiscal 1997 as a low beta policy and stock selection combined to provide a drag on performance in the strong bull market. Investors have neglected the typically high yielding electric utility industry in favor of more predictable and less regulated industries. The Equity Income Portfolio remains over-weighted in the oil, food, chemical and drug industries relative to the value index and under-weighted to the telephones, electric utilities and financial services.
     Strong economic fundamentals that drove the market higher in 1996 continued to support the market in 1997. Driven by the financial, technology and energy sectors, the U.S. market reached new highs over the past year. However, the smooth sailing markets in 1996 gave way to a slightly more volatile 1997 as investors exhibited concern over the valuation levels of the market and the possibility of rising interest rates. The concerns have not been warranted, however, as economic growth continues without inflation fears. Large cap stocks have dominated the market over the last three years while smaller stocks have lagged. The Portfolio's exposure to large companies has been positive over the long term and over the most recent one year period.
      Financial services has continued to lead the value index since early 1996. Falling interest rates, consolidation and takeover activity have been the primary forces behind the success of the industry. Today, banks alone make up 17% of the Russell 1000 Value Index, and the total finance group is 30% of the index, making the policy in this group a very important determinant of return. Within finance, brokerage stocks have been bid up on takeover activity in 1997. The Equity Income Portfolio has a 20% exposure to the financial services industry, down from 24% a year ago and approximately 10% less than the Russell 1000 Value Index. Stock selection within the industry detracted from performance.
      Significant changes made to the Portfolio over the course of the year include a 10% increase within consumer non-durables from a year ago with reductions in finance and utilities of approximately 5% each. The Portfolio's exposure to

================================================================================

consumer non-durables has come in the form of drugs and retail stocks.
Despite the relative cheapness in the utility group, the confidence in improving fundamentals and subsequent earnings growth has not been strong enough to warrant a purchase. The weight in electric utilities and telephone utilities now totals 13.2%, down from 17.8% in 1996, and is at one of the lowest levels it has ever been.

================================================================================
                                  EQUITY INCOME
================================================================================
                          AVERAGE ANNUAL TOTAL RETURN1
--------------------------------------------------------------------------------
                      Annualized Annualized
            One Year    3 Year    5 Year     Annualized
             Return     Return    Return  Inception to Date
--------------------------------------------------------------------------------
             33.46%     24.72%    18.13%       15.76%
--------------------------------------------------------------------------------

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE EQUITY INCOME PORTFOLIO, VERSUS THE FRANK RUSSELL 1000 VALUE INDEX, THE S&P 500 COMPOSITE INDEX, AND THE S&P 500/BARRA VALUE INDEX



[LINE GRAPH OMITTED]

PLOT POINTS ARE AS FOLLOWS

                   FRANK
                  RUSSELL             S&P
         EQUITY    1000    S&P 500 500/BARRA
          INCOME   VALUE  COMPOSITE  VALUE
        PORTFOLIO  INDEX    INDEX    INDEX
6/88     10,000   10,000   10,000   10,000
9/88     10,297   10,126   10,034   10,089
9/89     13,235   13,000   13,340   13,164
9/90     11,247   11,015   12,108   11,375
9/91     14,854   14,202   15,874   14,443
9/92     16,785   15,963   17,634   15,997
9/93     19,696   20,049   19,916   19,598
9/94     19,907   19,915   20,651   19,706
9/95     24,485   25,429   26,785   25,165
9/96     28,934   29,994   32,227   29,858
9/97     38,616   42,688   45,257   41,565

1 FOR THE PERIOD ENDED 9/30/97. PAST PERFORMANCE OF THE PORTFOLIO IS NOT
  PREDICTIVE OF FUTURE PERFORMANCE. SHARES OF THE PORTFOLIO WERE OFFERED BEGINNING 6/2/88.

                               BALANCED PORTFOLIO
                 ADVISER--SEI INVESTMENTS MANAGEMENT CORPORATION
                    SUB-ADVISER--STI CAPITAL MANAGEMENT, N.A.

OBJECTIVE
      The Balanced Portfolio seeks to achieve total return while preserving capital by investing in a combination of common stocks and fixed income securities. By altering the mix of equity and fixed income securities, the Portfolio seeks to minimize losses during falling equity markets while realizing strong returns in rising markets.

STRATEGY
      The sub-adviser views equities as the primary source of return in balanced funds with fixed income instruments primarily providing stability and diversification. The equity portion of the Portfolio combines a core group of demonstrated growth stocks with securities selected through business cycle analysis and sector rotation. This approach tends to result in a portfolio of large capitalization stocks with price-to-earnings ratios, growth rates and returns on equity higher than market averages. Fixed income selection attempts to provide portfolio stability and incremental return by identifying inexpensive areas of the yield curve and improving corporate credits.

ANALYSIS
      The Balanced Portfolio posted a 22.38% return for fiscal 1997. The Portfolio maintained approximately a 60%/40% equity to fixed income allocation throughout the year. With this asset allocation, the Portfolio captured the growth of the equity markets while benefiting from the modest advances available from fixed income securities.

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
================================================================================
SEI INSTITUTIONAL MANAGED TRUST -- SEPTEMBER 30, 1997

      Larger companies performed consistently better than smaller companies during the year. While the size of a company explained a significant amount of its return, earnings growth had far less significance as there was a minimal difference in returns between the growth and value benchmarks.
      Technology and financial services companies provided investors with significant returns during the year as the steady economy and controlled inflation environment provided the optimal circumstance for strong earnings growth in these sectors. Energy, auto, producer goods, healthcare and consumer stocks were also up sharply.
      With the exception of a brief pause in the beginning of 1997 due to a tighter monetary policy by the Federal Reserve (the "Fed"), the bond market advanced and yields declined consistently throughout the fiscal year as investors embraced lower inflation. The Portfolio's modest duration posture provided consummate returns.
      Continued lower inflation with controlled economic growth will benefit both equity and fixed income securities.

================================================================================
                                    BALANCED
================================================================================
                          AVERAGE ANNUAL TOTAL RETURN1
--------------------------------------------------------------------------------
        One Year  Annualized     Annualized     Annualized
         Return  3 Year Return 5 Year Return Inception to Date
--------------------------------------------------------------------------------
         22.38%     17.43%       12.40%         12.15%
--------------------------------------------------------------------------------

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE BALANCED PORTFOLIO, VERSUS THE S&P 500 COMPOSITE INDEX, THE LEHMAN GOV'T./CORPORATE BOND INDEX, AND THE S&P 500/BARRA GROWTH INDEX



[LINE GRAPH OMITTED]

PLOT POINTS ARE AS FOLLOWS

                                LEHMAN
                  S&P 500  GOV'T/CORPORATE  S&P 500/BARRA
        BALANCED COMPOSITE      BOND            GROWTH
        PORTFOLIO  INDEX        INDEX           INDEX
8/90     10,000   10,000        10,000         10,000
9/90      9,929    9,514        10,083          9,484
9/91     11,514   12,473        11,683         12,843
9/92     12,85    13,856        13,229         14,286
9/93     14,712   15,649        14,745         14,794
9/94     14,234   16,227        14,134         15,815
9/95     16,377   21,046        16,163         20,825
9/96     18,835   25,322        16,892         25,419
9/97     23,05    35,560        18,512         35,963

1 FOR THE PERIOD ENDED 9/30/97. PAST PERFORMANCE OF THE PORTFOLIO IS NOT
  PREDICTIVE OF FUTURE PERFORMANCE. SHARES OF THE PORTFOLIO WERE OFFERED BEGINNING 8/7/90.

                           CORE FIXED INCOME PORTFOLIO
                 ADVISER--SEI INVESTMENTS MANAGEMENT CORPORATION
                  SUB-ADVISERS--WESTERN ASSET MANAGEMENT COMPANY
                                FIRSTAR INVESTMENT RESEARCH &
                                  MANAGEMENT COMPANY
                                BLACKROCK FINANCIAL MANAGEMENT, INC.

OBJECTIVE
      The Core Fixed Income Portfolio seeks to provide current income by investing in a diversified portfolio of fixed income securities while also limiting fluctuations in principal value. The Portfolio invests in every sector of the fixed income universe, including U.S. Treasuries, agencies, mortgage-backed issues, investment-grade corporates, and Yankee bonds.

STRATEGY
      With respect to this Portfolio, SEI Investments Management Corporation employs a multi-manager structure. The sub-advisers' investment strategies focus on sector rotation, both among and within sectors, and issue selection. Risk is principally controlled by explicitly limiting fund interest rate exposure relative to the Lehman Aggregate Bond Index. The sub-advisers focus on four key areas in determining portfolio structure: duration weighting, term structure, sector allocation, and issue selection. While the duration and term structure decision underlie the implementation process, the sub-advisers primarily concentrate on sector and issue selection to add value. In addition, the sub-advisers may use futures and options primarily for tactical hedging purposes and to implement portfolio strategies more efficiently.

ANALYSIS
      The Core Fixed Income Portfolio posted a 9.80% return for fiscal 1997, slightly outperforming the Lehman Aggregate Bond Index return of 9.74% over the same period. Such strong fixed

================================================================================

income market performance occurred as continued news of economic growth and tame inflation forced market participants to seriously consider the existence of a new paradigm. The broad fixed income markets posted gains in excess of 3% in all but one of the quarters of the fiscal year. The market did pause during the first few months of 1997 as comments by Federal Reserve Board Chairman Alan Greenspan and the eventual increase in short term rates by the Federal Reserve Board placed upward pressure on bond yields. However, the bond market resumed an upward trend in May which continued throughout the remainder of the fiscal year. Two-year U.S. Treasury yields declined only .32% during the year while thirty-year yields declined over .50%, resulting in a flatter yield curve. The Portfolio maintained a longer duration posture throughout the period, anticipating that the lack of inflationary data called for a continued decline in long-term yield levels. The Portfolio also benefited from a barbell yield curve posture throughout the majority of the period, which benefited from the flatter yield curve and also served as a hedge to the longer duration posture in periods of rising yield levels.
      Overweights to the higher-yielding corporate and mortgage-backed sectors throughout the period benefited performance as both of these sectors significantly outperformed U.S. Treasuries on a duration-adjusted basis. Mortgages posted strong relative performance amid declining market volatility, increased collateralized mortgage obligations issuance and significant investor demand. During the second half of the fiscal year, Portfolio mortgage positioning began to emphasize discount coupon securities and structured assets, such as commercial mortgage-backed securities, which provide prepayment protection in a rallying fixed income market. Corporate securities also posted attractive relative results and stellar corporate fundamentals led the advance. With the exception of a slight back-up in April following Greenspan's "irrational exuberance" comments and a Federal Reserve Board move, corporates posted an exceptional relative year. New corporate issuance was met with high levels of investor demand. In this environment, lower quality issues prevailed, with BBB-rated and crossover securities posting the highest returns. In addition to an overweight to the sector as a whole, the Portfolio's emphasis in lower quality issues added to relative results. Despite spread volatility within the tobacco sector due to uncertainty surrounding the industry-wide accord, Portfolio holdings in RJR Nabisco and Philip Morris, the two largest tobacco producers, contributed positively through-out the period. In addition, holdings in other corporate names, such as TCI Communications and Long Island Lighting Company, added to returns.

================================================================================
                               CORE FIXED INCOME
================================================================================
                          AVERAGE ANNUAL TOTAL RETURN1
--------------------------------------------------------------------------------
           Annualized Annualized Annualized
   One Year  3 Year     5 Year     10 Year    Annualized
    Return   Return     Return     Return  Inception to Date
--------------------------------------------------------------------------------
     9.80%    9.96%      6.44%      8.25%       8.00%
--------------------------------------------------------------------------------

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE CORE FIXED INCOME PORTFOLIO, VERSUS THE LEHMAN AGGREGATE BOND INDEX



[LINE GRAPH OMITTED]

PLOT POINTS ARE AS FOLLOWS

            CORE FIXED      LEHMAN AGGREGATE
         INCOME PORTFOLIO      BOND INDEX
5/87           10,000            10,000
9/87           10,062             9,863
9/88           10,999            11,174
9/89           12,032            12,433
9/90           12,824            13,371
9/91           14,531            15,509
9/92           16,257            17,457
9/93           17,653            19,199
9/94           16,709            18,581
9/95           19,361            21,196
9/96           20,234            22,230
9/97           22,217            24,395

1 FOR THE PERIOD ENDED 9/30/97. PAST PERFORMANCE OF THE PORTFOLIO IS NOT
  PREDICTIVE OF FUTURE PERFORMANCE. PORTFOLIO SHARES WERE OFFERED
  BEGINNING 5/4/87.

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
================================================================================
SEI INSTITUTIONAL MANAGED TRUST -- SEPTEMBER 30, 1997

                                 BOND PORTFOLIO
                 ADVISER--SEI INVESTMENTS MANAGEMENT CORPORATION
                  SUB-ADVISER--WESTERN ASSET MANAGEMENT COMPANY

OBJECTIVE
      The Bond Portfolio seeks to provide current income by investing in a diversified portfolio of fixed income securities while also limiting fluctuations in principal value. The Portfolio invests in every sector of the fixed income universe, including U.S. Treasuries, agencies, mortgage-backed issues, investment-grade corporates, and Yankee bonds.

STRATEGY
     As of March 25, 1997, Western Asset Management Company was added as an additional sub-adviser to the Portfolio. Also on that date, 100% of the Portfolio assets were re-allocated from Boatmen's Trust Company to Western Asset Management Company. Boatmen's Trust Company was officially terminated as a sub-adviser to the Portfolio on June 10, 1997. Western's style of management focuses on adding return through sector allocation and security selection, while controlling risk by constraining Portfolio duration within 20% of index duration. Based upon SEI Investments Management Corporation's research, this style results in a more predictable stream of excess return, while tightly managing the interest rate sensitivity of the Portfolio.
      The sub-adviser's investment strategy focuses on sector rotation, both among and within sectors, and issue selection. Risk is principally controlled by explicitly limiting Portfolio interest rate exposure relative to the Lehman Aggregate Bond Index. The sub-adviser focuses on four key areas in determining portfolio structure: duration weighting, term structure, sector allocation, and issue selection. While the duration and term structure decision underlie the implementation process, the adviser primarily concentrates on sector and issue selection to add value. In addition, the sub-adviser may use futures and options primarily for tactical hedging purposes and to implement portfolio strategies more efficiently.

ANALYSIS
     The Bond Portfolio posted a 9.97% return for fiscal year 1997 outperforming the Lehman Aggregate Bond Index return of 9.74% over the same period. Such strong fixed income market performance occurred as continued news of economic growth and tame inflation forced market participants to seriously consider the existence of a new paradigm. The broad fixed income markets posted gains in excess of 3% in all but one of the quarters of the fiscal year. The market did pause during the first few months of 1997 as comments by Federal Reserve Board Chairman Alan Greenspan and the eventual increase in short term rates by the Federal Reserve Board placed upward pressure on bond yields. However, the bond market resumed an upward trend in May which continued throughout the remainder of the fiscal year. Two-year Treasury yields declined only .32% during the year while thirty-year yields declined over .50%, resulting in a flatter yield curve. The Portfolio's maintenance of a longer duration posture throughout the second half of the period benefited performance while the shorter stance maintained early in the period subtracted from results.
      Overweights to the higher-yielding corporate and mortgage-backed sectors throughout the second half of the period benefited performance as both of these sectors significantly outperformed U.S. Treasuries on a duration-adjusted basis. Mortgages posted strong relative performance amid declining market volatility, increased collateralized mortgage obligations issuance and significant investor demand. During the second

================================================================================

half of the fiscal year, Portfolio mortgage positioning began to emphasize discount coupon securities and structured assets, such as commercial mortgage-backed securities, which provide prepayment protection in a rallying fixed income market. Corporate securities also posted attractive relative results and stellar corporate fundamentals led the advance. With the exception of a slight back-up in April following Greenspan's "irrational exuberance" comments and the Federal Reserve Board move, corporates posted an exceptional relative year. New corporate issuance was met with high levels of investor demand. In this environment, lower quality issues prevailed, with BBB-rated and crossover securities posting the highest returns. In addition to an overweight to the sector as a whole, the Portfolio's emphasis in lower quality issues added to relative results during the second half of the fiscal year. The Portfolio's exclusive investment in U.S. Treasury issues during the first two quarters of the fiscal year served as a significant drag on relative performance.

================================================================================
                                      BOND
================================================================================
                          AVERAGE ANNUAL TOTAL RETURN1
--------------------------------------------------------------------------------
           Annualized Annualized Annualized
   One Year  3 Year     5 Year    10 Year    Annualized
    Return   Return     Return    Return  Inception to Date
--------------------------------------------------------------------------------
     9.97%   10.36%      7.48%    10.48%        9.34%
--------------------------------------------------------------------------------

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE BOND PORTFOLIO, VERSUS THE LEHMAN AGGREGATE BOND INDEX



[LINE GRAPH OMITTED]

PLOT POINTS ARE AS FOLLOWS

           BOND     LEHMAN AGGREGATE
        PORTFOLIO      BOND INDEX
5/87     10,000         10,000
9/87      9,333          9,863
9/88     10,936         11,174
9/89     12,751         12,433
9/90     12,877         13,371
9/91     15,525         15,509
9/92     17,618         17,457
9/93     20,676         19,199
9/94     18,795         18,581
9/95     22,089         21,196
9/96     22,975         22,230
9/97     25,266         24,395

1 FOR THE PERIOD ENDED 9/30/97. PAST PERFORMANCE OF THE PORTFOLIO IS NOT
  PREDICTIVE OF FUTURE PERFORMANCE. PORTFOLIO SHARES WERE OFFERED
  BEGINNING 5/4/87.

                            HIGH YIELD BOND PORTFOLIO

                 ADVISER--SEI INVESTMENTS MANAGEMENT CORPORATION
                   SUB-ADVISER--BEA ASSOCIATES

OBJECTIVE
      The High Yield Bond Portfolio seeks to maximize total return by investing primarily in a diversified portfolio of higher yielding, lower rated fixed income securities. The strategy seeks to achieve a high level of total return through sector rotation and security selection.

STRATEGY
      The Portfolio's strategy is to identify high yield market sectors through the analysis of macro-economic, interest rate, industry, and technical factors. Those companies that are best suited to benefit from the identified trends are then selected for investment. Risk is controlled through a high level of diversification, and by performing detailed credit analysis on the companies considered and purchased.

ANALYSIS
      The High Yield Bond Portfolio posted a 15.30% return for fiscal year 1997. For the most part, the high yield market rallied throughout the year lifted by strong investor demand amid a growing economy and low inflation. Strong fundamental factors further fueled technical factors which gave an additional boost to the market. However, the high yield market was not able to escape all volatility in the marketplace and did experience certain periods of lackluster performance. This was especially seen in the first quarter of 1997 when the Federal Reserve Board raised interest rates and the high yield market returned one of its largest principal declines since November, 1994. For the period, the high yield market outpaced the ten-year U.S. Treasury return, but was not able to match equity returns as the equity market reached all-time highs. Increased demand, as evidenced by continued strong cash flows into the high yield market and the launch of numerous collateralized bond obligations
(CBOs), supported prices amid record new issuance. At the close of the

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
================================================================================
SEI INSTITUTIONAL MANAGED TRUST -- SEPTEMBER 30, 1997

period, new issuance exceeded $100 billion. In addition, continued merger and acquisition (M&A) activity, healthy equity prices, above-average returns, and record low default rates resulted in an overall narrowing of high yield spreads relative to U.S. Treasuries.
      The Portfolio maintained its thematic sector approach, coupled with diligent security selection. Overall, the Portfolio continued to overweight the communications sector given the outlook that merger and acquisition activity would be prevalent over time. An emphasis was placed on the energy sector during the period as exposure to this industry was raised in the Portfolio. Increased operating capacity in the drilling and exploration sub-sector and strong demand for oil and gas lent support to the decision to increase exposure to the energy sector. The allocation to gaming bonds was reduced, largely as a result of decreased Atlantic City exposure. This fall-back in exposure was due to increased competition and near-market capacity within the Atlantic City gaming market.
      The largest contributors to return for the period were the Portfolio's security and sector selection in the energy and supermarket industries, in addition to security selection in the metals, consumer manufacturing, and gaming sectors. Within the energy sector, investments in Kelly Oil and Mesa Petroleum added to performance. Kelly Oil bonds increased in price on investor confidence in the company's new management team and better earnings, while Mesa rallied on news that the company was merging with Parker & Parsley Petroleum. This merger was viewed as positive due to Parker & Parsley's financial strength. The supermarket sector experienced volatility during the period as returns jumped upward amid new CBO issuance, and thus increased demand. However, this jump in prices was led purely by technical factors as weak industry fundamentals remained present. Given the Portfolio's recognition of weak industry fundamentals, an underweight to and non-investment in certain supermarket credits benefited performance. Troubled issues such as Grand Union, Brunos, and Penn Traffic were not held by the Portfolio for the period. Security selection in the metals sector boosted return as metal prices appreciated on a strong economy. In particular, Portfolio holdings such as ALGOMA Steel, Weirton Steel, and Royal Oaks gained in price on positive earnings reports, completed capital projects, and regulatory actions taken to reduce steel imports. Consumer manufacturing security selection added to overall return. Issues held by the Portfolio posted positive returns on favorable earnings reports and M&A activity.
      Although the Portfolio reduced its exposure to the gaming sector, superior security selection in this sector was a positive. Trump bonds held by the Portfolio led performance for the period. These bonds were eventually sold as it was perceived that total relative value had been recognized. Investment in the communications sector was a slight drag on performance. The Portfolio maintained its overweight to this sector, however, as the high yield market faced periods of heightened volatility, communication bonds traded down in price. As a majority of communication bonds are zero-coupon bonds, these bonds are usually most negatively impacted in down markets. The Portfolio's outlook remains that this sector exhibits growth and M&A activity is dominant, therefore, an overweight will be held.


================================================================================
                                 HIGH YIELD BOND
================================================================================
                          AVERAGE ANNUAL TOTAL RETURN1
--------------------------------------------------------------------------------
                                 One Year    Annualized
                                  Return  Inception to Date
--------------------------------------------------------------------------------
                                   15.30%      16.00%
--------------------------------------------------------------------------------

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE HIGH YIELD BOND PORTFOLIO, VERSUS THE CS FIRST BOSTON HIGH YIELD INDEX



[LINE GRAPH OMITTED]

PLOT POINTS ARE AS FOLLOWS

        HIGH YIELD     CS FIRST BOSTON
      BOND PORTFOLIO  HIGH YIELD INDEX
1/95      10,000           10,000
9/95      11,254           11,292
9/96      12,994           12,508
9/97      14,982           14,474

1 FOR THE PERIOD ENDED 9/30/97. PAST PERFORMANCE OF THE PORTFOLIO IS
  NOT PREDICTIVE OF FUTURE PERFORMANCE. PORTFOLIO SHARES WERE OFFERED BEGINNING 1/11/95.

REPORT OF INDEPENDENT ACCOUNTANTS
================================================================================

To the Shareholders and Board of Trustees of SEI Institutional Managed Trust

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Large Cap Value, Large Cap Growth, Small Cap Value, Small Cap Growth, Mid-Cap, Capital Appreciation, Equity Income, Balanced, Core Fixed Income, Bond and High Yield Bond Portfolios (constituting SEI Institutional Managed Trust, hereafter referred to as the "Trust") at September 30, 1997, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 1997 by correspondence with the custodian and brokers and the application of alternative procedures where securities purchased had not been settled, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP

Thirty South Seventeenth Street
Philadelphia, Pennsylvania
November 25, 1997

STATEMENT OF NET ASSETS
================================================================================
SEI INSTITUTIONAL MANAGED TRUST -- SEPTEMBER 30, 1997



LARGE CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                          SHARES     VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCKS -- 97.6%
AEROSPACE & DEFENSE -- 0.4%
   Thiokol                            44,700     $   3,844
                                                 ---------
AIR TRANSPORTATION -- 1.0%
   AMR*                               20,900         2,313
   Delta Air Lines                    35,800         3,372
   UAL*                               38,200         3,233
                                                 ---------
                                                     8,918
                                                 ---------
AIRCRAFT -- 1.3%
   Northrop                           19,700         2,391
   Textron                            50,900         3,308
   United Technologies                70,100         5,678
                                                 ---------
                                                    11,377
                                                 ---------
APPAREL/TEXTILES -- 0.3%
   Springs Industries, Cl A           23,300         1,223
   VF                                 13,600         1,260
                                                 ---------
                                                     2,483
                                                 ---------
AUTOMOTIVE -- 3.4%
   Chrysler                           65,100         2,396
   Eaton                              33,000         3,048
   Ford Motor                        164,900         7,462
   General Motors                    197,900        13,247
   Genuine Parts                      62,775         1,934
   Paccar                             22,400         1,254
                                                 ---------
                                                    29,341
                                                 ---------
BANKS -- 15.2%
   Astoria Financial                  51,300         2,581
   Banc One                          120,825         6,744
   BankAmerica                       184,635        13,536
   Bankers Trust New York             71,101         8,710
   Chase Manhattan                    64,000         7,552
   Citicorp                           33,500         4,487
   Comerica                           59,400         4,689
   First American Bank                67,700         3,635
   First Chicago                     147,200        11,077
   First Union                        43,050         2,155
   Fleet Financial Group              57,800         3,790
   Golden West Financial              41,100         3,689
   H.F. Ahmanson                      63,800         3,625
   JP Morgan                          64,200         7,295
   National City                     110,425         6,798
   NationsBank                        89,500         5,538
   Norwest                            82,100         5,029
   ONBANCorp                          41,700         2,387

--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                          SHARES     VALUE (000)
--------------------------------------------------------------------------------

   PNC Bank                          164,900     $   8,049
   Republic New York                  57,200         6,499
   Southtrust                        201,800         9,939
   SunTrust                           60,000         4,076
                                                 ---------
                                                   131,880
                                                 ---------
BEAUTY PRODUCTS -- 0.4%
   Avon Products                      23,700         1,469
   International Flavors &
     Fragrances                       45,150         2,212
                                                 ---------
                                                     3,681
                                                 ---------
BUILDING & CONSTRUCTION -- 0.5%
   Centex                             75,000         4,378
                                                 ---------
CHEMICALS -- 3.6%
   BF Goodrich                        64,800         2,932
   Betz Laboratories                  31,700         2,167
   Dow Chemical                       70,550         6,398
   EI du Pont de Nemours             180,700        11,124
   Great Lakes Chemical               57,400         2,831
   Rohm & Haas                        23,400         2,245
   Union Carbide                      34,800         1,694
   Witco                              34,900         1,592
                                                 ---------
                                                    30,983
                                                 ---------
COMMUNICATIONS EQUIPMENT -- 0.7%
   Harris                             74,000         3,385
   Sprint                             54,600         2,730
                                                 ---------
                                                     6,115
                                                 ---------
COMPUTERS & SERVICES -- 2.6%
   3Com*                              59,500         3,049
   Compaq Computer*                   80,450         6,014
   IBM                               104,100        11,028
   Microsoft*                         17,200         2,276
                                                 ---------
                                                    22,367
                                                 ---------
DRUGS -- 2.7%
   American Home Products             23,275         1,699
   Amgen*                             36,100         1,731
   Bristol-Myers Squibb              114,400         9,467
   Johnson & Johnson                  15,400           887
   Perrigo*                          156,100         2,459
   Schering Plough                   111,800         5,758
   Smithkline Beecham, PLC, ADR       35,000         1,711
                                                 ---------
                                                    23,712
                                                 ---------

================================================================================


--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                          SHARES     VALUE (000)
--------------------------------------------------------------------------------
ELECTRICAL SERVICES -- 5.5%
   AES*                               62,900     $   2,752
   Baltimore Gas & Electric          154,300         4,282
   Consolidated Edison of
     New York                         83,800         2,849
   DQE                                70,800         2,390
   DTE Energy                         43,400         1,321
   Duke Power                         31,950         1,580
   Edison International              125,400         3,166
   Entergy                            91,000         2,372
   Houston Industries                 26,445           575
   Illinova                           50,300         1,085
   Long Island Lighting               41,700         1,069
   Ohio Edison                        50,400         1,181
   PacifiCorp                        101,075         2,262
   PG&E                               94,459         2,190
   Pinnacle West Capital             226,600         7,619
   Southern                          144,800         3,267
   TECO Energy                        78,900         1,933
   Texas Utilities                    96,500         3,474
   Unicom                            101,500         2,373
                                                 ---------
                                                    47,740
                                                 ---------
ELECTRICAL TECHNOLOGY -- 0.3%
   Thomas & Betts                     41,200         2,251
                                                 ---------
ENTERTAINMENT -- 0.2%
   Bally Total Fitness*               13,750           237
   King World Productions*            38,500         1,665
                                                 ---------
                                                     1,902
                                                 ---------
ENVIRONMENTAL SERVICES -- 0.6%
   Browning-Ferris Industries         48,000         1,827
   USA Waste Services*                78,200         3,118
                                                 ---------
                                                     4,945
                                                 ---------
FINANCIAL SERVICES -- 4.1%
   Bear Stearns                      223,592         9,838
   Green Tree Financial               62,600         2,942
   Lehman Brothers Holding            77,900         4,177
   Merrill Lynch                      94,600         7,018
   Morgan Stanley                     52,100         2,817
   Salomon                            50,900         3,827
   Travelers                          76,833         5,244
                                                 ---------
                                                    35,863
                                                 ---------
FOOD, BEVERAGE & TOBACCO -- 4.0%
   Adolph Coors, Cl B                 76,400         2,894
   Anheuser Busch                     82,900         3,741
   Fortune Brands                     32,800         1,105
   General Mills                      98,900         6,818
   HJ Heinz                           83,450         3,854
   IBP                                62,800         1,484



--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                          SHARES     VALUE (000)
--------------------------------------------------------------------------------
   Kellogg                            50,400     $   2,123
   Pepsico                            47,700         1,935
   Philip Morris                     112,525         4,677
   Quaker Oats                        92,300         4,650
   RJR Nabisco                        53,700         1,846
                                                 ---------
                                                    35,127
                                                 ---------
GAS/NATURAL GAS -- 1.5%
   Consolidated Natural Gas           64,275         3,740
   National Fuel & Gas                65,000         2,860
   Oneok                              68,800         2,245
   Pacific Enterprises                37,600         1,274
   Williams                           55,575         2,602
                                                 ---------
                                                    12,721
                                                 ---------
HOUSEHOLD PRODUCTS -- 0.9%
   Clorox                             10,975           814
   General Electric                   29,250         1,991
   Maytag                            110,900         3,784
   Raychem                            12,700         1,073
                                                 ---------
                                                     7,662
                                                 ---------
INSURANCE -- 7.1%
   Allstate                           47,400         3,810
   Ambac Financial Group             107,800         4,386
   American General                   60,500         3,138
   Cigna                              43,600         8,121
   Exel                              138,500         8,249
   Jefferson-Pilot                    66,150         5,226
   Lincoln National                   19,075         1,328
   Loew's                             26,300         2,970
   Marsh & McLennan                   80,450         6,164
   Old Republic International        152,400         5,944
   Orion Capital                      81,100         3,675
   Safeco                             70,425         3,733
   St. Paul                           56,839         4,636
                                                 ---------
                                                    61,380
                                                 ---------
LEASING/RENTING -- 0.5%
   Comdisco                          125,025         4,071
                                                 ---------
MACHINERY -- 4.0%
   Aerquip-Vickers                    63,100         3,092
   Caterpillar                       135,200         7,292
   Cummins Engine                     70,200         5,480
   Global Industries Technologies*    78,700         1,633
   NACCO Industries, Cl A             16,000         1,881
   New Holland*                       51,400         1,516
   Parker-Hannifin                    97,500         4,388
   Pitney Bowes                       36,000         2,995
   Tenneco                            72,575         3,475
   Timken                             86,900         3,481
                                                 ---------
                                                    35,233
                                                 ---------

STATEMENT OF NET ASSETS
================================================================================
SEI INSTITUTIONAL MANAGED TRUST -- SEPTEMBER 30, 1997



LARGE CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                          SHARES     VALUE (000)
--------------------------------------------------------------------------------
MEASURING DEVICES -- 0.2%
   Mallinckrodt                       47,400     $   1,706
                                                 ---------
MEDICAL PRODUCTS & SERVICES -- 1.5%
   Baxter International               90,975         4,753
   Healthsouth Rehabilitation*        64,200         1,713
   Novacare*                         185,500         3,200
   Universal Health Services, Cl B*   76,600         3,313
                                                 ---------
                                                    12,979
                                                 ---------
METALS & MINING -- 0.3%
   Vulcan Materials                   35,000         3,045
                                                 ---------
MISCELLANEOUS BUSINESS SERVICES -- 0.2%
   Oracle Systems*                    43,000         1,567
                                                 ---------
MISCELLANEOUS MANUFACTURING -- 0.3%
   Minnesota Mining &
     Manufacturing                    28,700         2,655
                                                 ---------
OFFICE FURNITURE & FIXTURES -- 0.3%
   Kimberly-Clark                     51,500         2,520
                                                 ---------
PAPER & PAPER PRODUCTS -- 2.5%
   Champion International             19,500         1,188
   Fort James                         99,200         4,545
   Georgia-Pacific                    18,300         1,910
   International Paper               131,600         7,246
   Mead                               24,600         1,777
   Union Camp                         33,700         2,079
   Weyerhaeuser                       52,300         3,105
                                                 ---------
                                                    21,850
                                                 ---------
PETROLEUM & FUEL PRODUCTS -- 2.1%
   Atlantic Richfield                180,175        15,394
   Ensco International                33,400         1,317
   Rowan*                             50,900         1,813
                                                 ---------
                                                    18,524
                                                 ---------
PETROLEUM REFINING -- 9.2%
   Amoco                              50,425         4,860
   Chevron                           241,750        20,111
   Dresser Industries                 76,650         3,296
   Exxon                             315,600        20,218
   Mobil                              73,050         5,406
   Phillips Petroleum                154,075         7,954
   Texaco                             92,150         5,661
   USX-Marathon Group                232,800         8,657
   Valero Energy                      98,500         3,232
                                                 ---------
                                                    79,395
                                                 ---------
PRINTING & PUBLISHING -- 2.8%
   Bowne                              64,400         2,262
   Dow Jones                          37,225         1,740
   Lafarge                            46,200         1,490



--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                          SHARES     VALUE (000)
--------------------------------------------------------------------------------
   McGraw-Hill                       121,750     $   8,241
   New York Times, Cl A               55,500         2,914
   R.R. Donnelley & Sons              43,300         1,545
   Tribune                           110,300         5,880
                                                 ---------
                                                    24,072
                                                 ---------
RAILROADS -- 1.0%
   Burlington Northern Santa Fe       68,200         6,590
   Union Pacific                      33,625         2,106
                                                 ---------
                                                     8,696
                                                 ---------
RETAIL -- 3.6%
   Dayton-Hudson                     207,300        12,425
   Estee Lauder                       14,200           657
   Federated Department Stores*       47,400         2,044
   Fred Meyer*                        40,100         2,135
   Great Atlantic & Pacific Tea       49,800         1,581
   Homebase*                          79,300           714
   JC Penney                          74,500         4,340
   May Department Stores              56,025         3,053
   Ruddick                            71,100         1,146
   TJX                                89,000         2,720
                                                 ---------
                                                    30,815
                                                 ---------
RUBBER & PLASTIC -- 0.9%
   Goodyear Tire & Rubber             14,000           963
   Premark International             166,100         5,315
   Rubbermaid                         46,725         1,194
                                                 ---------
                                                     7,472
                                                 ---------
SEMI-CONDUCTORS/INSTRUMENTS -- 0.4%
   AMP                                58,050         3,109
                                                 ---------
SPECIALTY MACHINERY -- 1.0%
   Cooper Industries                 133,700         7,228
   Tecumseh Products, Cl A            28,700         1,598
                                                 ---------
                                                     8,826
                                                 ---------
SPECIALTY SERVICES -- 0.2%
   National Service Industries        50,000         2,197
                                                 ---------
STEEL & STEEL WORKS -- 1.1%
   Aluminum Company of America        39,600         3,247
   Asarco                             44,800         1,434
   Phelps Dodge                       12,800           994
   Texas Industries                   68,400         2,903
   USX-US Steel Group                 38,200         1,327
                                                 ---------
                                                     9,905
                                                 ---------
TELEPHONES & TELECOMMUNICATION -- 8.2%
   Alltel                             32,500         1,121
   Ameritech                         257,375        17,115
   Bell Atlantic                     228,694        18,396

================================================================================


--------------------------------------------------------------------------------
                                   SHARES/FACE    MARKET
DESCRIPTION                       AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   BellSouth                         228,400     $  10,564
   GTE                                28,900         1,311
   Lucent Technologies                70,565         5,742
   SBC Telecommunications            192,875        11,838
   US West                           132,375         5,096
                                                 ---------
                                                    71,183
                                                 ---------
TRUCKING -- 0.4%
   Yellow*                            95,900         3,122
                                                 ---------
WHOLESALE -- 0.5%
   BJ Wholesale Club*                 79,300         2,315
   Safeway*                           32,600         1,773
                                                 ---------
                                                     4,088
                                                 ---------
Total Common Stocks
   (Cost $635,477)                                 845,700
                                                 ---------
U.S. TREASURY OBLIGATION -- 0.1%
   U.S. Treasury Bill (A)
Zero coupon, 02/05/98                    500           491
                                                 ---------
Total U.S. Treasury Obligation
   (Cost $491)                                         491
                                                 ---------
REPURCHASE AGREEMENT -- 1.9%
   J.P. Morgan
     6.050%,  dated 09/30/97,  matures
     10/01/97,  repurchase price
     $17,007,000 (collateralized by
     REFCO Obligation,  par value
     $23,968,000,  zero coupon,
     01/15/03, total market value:
     $17,344,000)                     17,004        17,004
                                                 ---------
Total Repurchase Agreement
   (Cost $17,004)                                   17,004
                                                 ---------
Total Investments -- 99.6%
   (Cost $652,972)                                 863,195
                                                 ---------
Other Assets and Liabilities, Net-- 0.4%             3,631
                                                 ---------
NET ASSETS:
Portfolio Shares of Class A (unlimited
authorization -- no par value) based on
   44,750,811 outstanding shares
   of beneficial interest                          590,228
Undistributed net investment income                  3,008
Accumulated net realized gain
   on investments                                   63,214

--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                          SHARES     VALUE (000)
--------------------------------------------------------------------------------
Net unrealized appreciation on
   futures contracts                              $    153
Net unrealized appreciation on investments         210,223
                                                 ---------
Total Net Assets-- 100.0%                         $866,826
                                                 =========
Net Asset Value, Offering and Redemption
   Price Per Share-- Class A                        $19.37
                                                 =========
* NON-INCOME PRODUCING SECURITY
(A) SECURITY HAS BEEN PLEDGED AS COLLATERAL ON OPEN FUTURES CONTRACTS.
ADR -- AMERICAN DEPOSITORY RECEIPT
CL -- CLASS
PLC -- PUBLIC LIMITED COMPANY
REFCO -- RESOLUTION TRUST FUNDING CORPORATION

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

LARGE CAP GROWTH PORTFOLIO

COMMON STOCKS -- 97.9%
AIRCRAFT -- 1.9%
   Allied Signal                     196,000     $   8,330
   Boeing                             61,800         3,364
   United Technologies                46,000         3,726
                                                 ---------
                                                    15,420
                                                 ---------
APPAREL/TEXTILES -- 0.6%
   U.S. Industries*                  164,400         4,768
                                                 ---------
BANKS -- 6.8%
   BankAmerica                        45,700         3,350
   BankBoston                         46,200         4,086
   Chase Manhattan                    72,350         8,537
   Citicorp                           11,800         1,580
   MBNA                              406,150        16,449
   NationsBank                       117,300         7,258
   Norwest                            64,200         3,932
   State Street                       71,500         4,357
   Wachovia                            1,600           115
   Washington Mutual                  65,000         4,534
                                                 ---------
                                                    54,198
                                                 ---------
BEAUTY PRODUCTS -- 2.3%
   Colgate-Palmolive                 147,300        10,265
   Procter & Gamble                  120,300         8,308
                                                 ---------
                                                    18,573
                                                 ---------
BROADCASTING, NEWSPAPERS &  ADVERTISING -- 0.5%
   Cox Communications*               142,100         3,917
                                                 ---------

STATEMENT OF NET ASSETS
================================================================================
SEI INSTITUTIONAL MANAGED TRUST -- SEPTEMBER 30, 1997


LARGE CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                          SHARES     VALUE (000)
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT -- 0.6%
   ADC Telecommunications*            37,100     $   1,206
   Andrew*                            45,300         1,186
   Tellabs*                           51,200         2,637
                                                 ---------
                                                     5,029
                                                 ---------
COMPUTERS & SERVICES -- 8.9%
   Cisco Systems*                    270,300        19,749
   Compaq Computer*                  462,300        34,557
   Dell Computer*                    138,200        13,388
   Hewlett Packard                    49,100         3,416
                                                 ---------
                                                    71,110
                                                 ---------
CONTAINERS & PACKAGING -- 0.3%
   Crown Cork & Seal                  46,800         2,159
                                                 ---------
DRUGS -- 10.7%
   Abbott Laboratories                75,800         4,846
   Amgen*                             96,800         4,640
   Centocor*                          63,300         3,011
   Elan, ADR                          75,200         3,765
   Eli Lilly                          81,900         9,864
   Merck                             252,400        25,224
   Pfizer                            162,700         9,772
   Schering Plough                   300,000        15,450
   Warner Lambert                     66,500         8,973
                                                 ---------
                                                    85,545
                                                 ---------
ELECTRICAL SERVICES -- 0.4%
   AES*                               76,200         3,334
                                                 ---------
ENTERTAINMENT -- 1.5%
   Liberty Media Group, Cl A*        227,050         6,797
   Walt Disney                        70,300         5,668
                                                 ---------
                                                    12,465
                                                 ---------
ENVIRONMENTAL SERVICES -- 0.8%
   USA Waste Services*               154,000         6,141
                                                 ---------
FINANCIAL SERVICES -- 5.1%
   Associates First Capital           39,000         2,428
   FNMA                              110,400         5,189
   Household International            31,600         3,577
   Merrill Lynch                     121,600         9,021
   Morgan Stanley, Dean Witter,
     Discover                        173,000         9,353
   Travelers                         162,500        11,091
                                                 ---------
                                                    40,659
                                                 ---------
FOOD, BEVERAGE & TOBACCO -- 3.9%
   Campbell Soup                     147,100         7,208
   Coca-Cola                          92,800         5,655
   CPC International                  24,200         2,242
   PepsiCo                            23,100           937



--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                          SHARES     VALUE (000)
--------------------------------------------------------------------------------
   Philip Morris                     363,500     $  15,108
                                                 ---------
                                                    31,150
                                                 ---------
HOTELS & LODGING -- 0.6%
   La Quinta Inns                    210,000         4,948
                                                 ---------
HOUSEHOLD PRODUCTS -- 7.5%
   General Electric                  260,600        17,737
   Gillette                          210,100        18,134
   Illinois Tool Works               107,500         5,375
   Sherwin-Williams                   95,100         2,800
   Solectron*                        185,800         8,268
   Sunbeam Oster                     173,100         7,681
                                                 ---------
                                                    59,995
                                                 ---------
INSURANCE -- 4.3%
   American International Group      127,800        13,187
   MGIC Investment                    44,900         2,573
   Oxford Health Plans*              110,800         8,296
   Travelers Property Casualty        74,700         3,025
   UNUM                              169,600         7,738
                                                 ---------
                                                    34,819
                                                 ---------
MACHINERY -- 5.1%
   Applied Materials*                 90,900         8,658
   Deere                              90,100         4,843
   Emerson Electric                   58,200         3,354
   Tenneco                            48,900         2,341
   Tyco International Limited        262,800        21,566
                                                 ---------
                                                    40,762
                                                 ---------
MARINE TRANSPORTATION -- 0.4%
   Carnival, Cl A                     66,500         3,076
                                                 ---------
MEDICAL PRODUCTS & SERVICES -- 4.2%
   Baxter International              103,900         5,429
   Boston Scientific*                 98,000         5,408
   Healthsouth Rehabilitation*       209,400         5,588
   Medtronic                         365,700        17,188
                                                 ---------
                                                    33,613
                                                 ---------
MISCELLANEOUS BUSINESS SERVICES-- 7.1%
   3Com*                             105,500         5,407
   Altera*                            76,300         3,910
   Computer Associates
     International                    96,800         6,951
   Computer Sciences*                 93,400         6,608
   First Data                         68,900         2,588
   Ikon Office Solutions              83,200         2,127
   Microsoft*                        133,600        17,677
   Oracle Systems*                   281,950        10,274
   Sungard Data Systems*              49,800         1,208
                                                 ---------
                                                    56,750
                                                 ---------

--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                          SHARES     VALUE (000)
--------------------------------------------------------------------------------
MISCELLANEOUS CONSUMER SERVICES-- 0.6%
   Service International             152,400     $   4,905
                                                 ---------
MOTORCYCLE -- 0.3%
   Harley-Davidson                    70,000         2,043
                                                 ---------
PAPER & PAPER PRODUCTS -- 0.5%
   Kimberly-Clark                     87,000         4,258
                                                 ---------
PETROLEUM & FUEL PRODUCTS -- 3.5%
   Apache                            119,000         5,102
   Global Marine*                    108,400         3,604
   Halliburton                        41,000         2,132
   Schlumberger                      177,300        14,926
   Transocean Offshore                42,400         2,033
                                                 ---------
                                                    27,797
                                                 ---------
PETROLEUM REFINING -- 1.1%
   Amoco                              26,900         2,593
   Mobil                              55,700         4,122
   Tosco                              53,400         1,859
                                                 ---------
                                                     8,574
                                                 ---------
PROFESSIONAL SERVICES -- 0.3%
   Paychex                            69,400         2,420
                                                 ---------
RETAIL -- 7.9%
   Costco*                            90,200         3,394
   CVS                                58,000         3,299
   Dayton-Hudson                      61,300         3,674
   Dollar General                    114,750         3,909
   Gap                                39,400         1,972
   Home Depot                        205,975        10,736
   Kohls*                             99,200         7,043
   Kroger*                           148,300         4,477
   Rite Aid                          101,750         5,641
   Safeway                           198,400        10,788
   Sears Roebuck                      63,000         3,587
   Toys "R" Us*                       65,900         2,339
   Walgreen                           95,000         2,434
                                                 ---------
                                                    63,293
                                                 ---------
RUBBER & PLASTIC -- 0.5%
   Sealed Air*                        69,000         3,791
                                                 ---------
SEMI-CONDUCTORS/INSTRUMENTS -- 4.2%
   AMP                                18,100           970
   Intel                             241,300        22,275
   Texas Instruments                  76,400        10,324
                                                 ---------
                                                    33,569
                                                 ---------
STEEL & STEEL WORKS -- 0.8%
   Aluminum Company of America        83,200         6,822
                                                 ---------

--------------------------------------------------------------------------------
                                   SHARES/FACE    MARKET
DESCRIPTION                       AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
TELEPHONES & TELECOMMUNICATION -- 4.2%
   Airtouch Communications*          137,850     $   4,885
   Lucent Technologies               164,200        13,362
   L.M. Ericsson Telephone, ADR*     139,400         6,683
   WorldCom*                         252,800         8,943
                                                 ---------
                                                    33,873
                                                 ---------
WHOLESALE -- 0.5%
   Cardinal Health                    31,100         2,208
   Danka Business Systems, ADR        34,300         1,526
                                                 ---------
                                                     3,734
                                                 ---------
Total Common Stocks
   (Cost $532,295)                                 783,510
                                                 ---------

U.S. TREASURY OBLIGATION -- 0.1%
   U.S. Treasury Bill (A)
     Zero coupon, 02/05/98               660           648
                                                 ---------
Total U.S. Treasury Obligation
   (Cost $648)                                         648
                                                 ---------
U.S. GOVERNMENT AGENCY OBLIGATION -- 0.1%
   FNMA Discount Note
      5.480%, 10/08/97                 1,400         1,398
                                                 ---------
Total U.S. Government Agency Obligation
   (Cost $1,398)                                     1,398
                                                 ---------
COMMERCIAL PAPER -- 1.0%
   Ford Motor Credit
      5.618%, 10/01/97                   132           132
      5.550%, 10/03/97                 5,105         5,103
   GE Capital
      5.620%, 10/01/97                   409           409
   Prudential Funding
      5.570%, 10/01/97                 1,998         1,998
                                                 ---------
Total Commercial Paper
   (Cost $7,642)                                     7,642
                                                 ---------
REPURCHASE AGREEMENT -- 0.9%
   Lehman Brothers 5.880%,  dated
     09/30/97,  matures 10/01/97,
     repurchase price $7,614,000
     (collateralized  by U.S.
     Treasury Note, par value
     $7,630,000,
     5.875%, 11/15/99,
     total market value: $7,806,000)   7,613         7,613
                                                 ---------

STATEMENT OF NET ASSETS
================================================================================
SEI INSTITUTIONAL MANAGED TRUST -- SEPTEMBER 30, 1997


LARGE CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                          SHARES     VALUE (000)
--------------------------------------------------------------------------------
Total Repurchase Agreement
   (Cost $7,613)                                 $   7,613
                                                 ---------
Total Investments -- 100.0%
   (Cost $549,596)                                 800,811
                                                 ---------
Other Assets and Liabilities, Net-- (0.0%)            (332)
                                                 ---------
NET ASSETS:
Portfolio Shares of Class A (unlimited
authorization  -- no par value) based on
   39,231,706 outstanding shares of
   beneficial interest                             509,598
Undistributed net investment income                    907
Accumulated net realized gain
   on investments                                   38,692
Net unrealized appreciation on
   futures contracts                                    67
Net unrealized appreciation
   on investments                                  251,215
                                                 ---------
Total Net Assets-- 100.0%                         $800,479
                                                 =========
Net Asset Value, Offering and Redemption
   Price Per Share-- Class A                        $20.40
                                                 =========
* NON-INCOME PRODUCING SECURITY
(A) SECURITY HAS BEEN PLEDGED AS COLLATERAL ON OPEN FUTURES CONTRACTS.
ADR -- AMERICAN DEPOSITORY RECEIPT
CL -- CLASS
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SMALL CAP VALUE PORTFOLIO

COMMON STOCKS -- 96.2%
AEROSPACE DEFENSE -- 2.0%
   American Woodmark                  28,000     $     507
   Commonwealth Industries            18,740           361
   Doncasters PLC, ADR*               40,900         1,227
   Esco Electronics*                  26,990           476
   General Cable*                     78,400         2,783
   Homebase*                         144,300         1,299
                                                 ---------
                                                     6,653
                                                 ---------
AGRICULTURE -- 0.5%
   Sylvan*                           105,000         1,588
                                                 ---------
AIR TRANSPORTATION -- 1.3%
   Airborne Freight                   10,290           623

--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                          SHARES     VALUE (000)
--------------------------------------------------------------------------------
~
   Alaska Airgroup*                   59,500     $   1,956
   America West Holdings, Cl B*      110,000         1,602
                                                 ---------
                                                     4,181
                                                 ---------
APPAREL/TEXTILES -- 2.3%
   Culp                               37,300           774
   Fieldcrest Cannon*                 26,400           911
   First Years                        48,800         1,379
   Guilford Mills                     22,640           589
   Kellwood                           15,160           537
   Pillowtex                          16,670           475
   Quaker Fabric*                     50,700         1,147
   Quiksilver*                        31,300         1,142
   Worldtex*                          76,200           538
                                                 ---------
                                                     7,492
                                                 ---------
AUTOMOTIVE -- 2.2%
   Arvin Industries                   15,190           596
   Borg-Warner Automotive             29,470         1,676
   Coachmen Industries                79,200         1,505
   Federal Mogul                      89,600         3,326
                                                 ---------
                                                     7,103
                                                 ---------
BANKS -- 11.2%
   Albank Financial                    9,770           413
   Andover Bancorp                    11,170           410
   Astoria Financial*                 31,990         1,609
   Bank North Group                    3,000           164
   Bank Plus*                         76,100           980
   Cenfed Financial                   56,420         2,028
   Century Bancorp                    39,200           652
   Coast Savings Financial*           59,600         3,125
   Dime Community Bancorp*            99,000         2,017
   Downey Financial                   59,887         1,460
   Eagle Financial                    22,300           892
   Flushing Financial*                28,400           682
   Greater New York Savings Bank     140,300         3,315
   Imperial Bancorp*                  43,200         1,615
   Long Island Bancorp                52,900         2,486
   Magna Group                        14,910           588
   ONBANCorp                          10,140           580
   One Valley Bancorp                 16,325           604
   PFF Bancorp*                       51,600         1,000
   Prime Bancshares*                  17,800           338
   Queens County Bancorp               5,560           288
   Reliance Bancorp                   77,770         2,566
   Republic Bancorp                   25,900           427
   Riggs National                    135,470         3,192
   SIS Bancorp                        14,080           489
   Sterling Bancorp                   22,900           521
   TR Financial                      115,190         3,672
                                                 ---------
                                                    36,113
                                                 ---------
22

================================================================================


--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                          SHARES     VALUE (000)
--------------------------------------------------------------------------------
BEAUTY PRODUCTS -- 0.3%
   Block Drug, Cl A                   20,500     $     979
                                                 ---------
BUILDING & CONSTRUCTION -- 1.1%
   Centex                             10,700           625
   Crossman Communities*              19,800           448
   Toll Brothers*                     63,000         1,465
   Willbros Group*                    46,500           976
                                                 ---------
                                                     3,514
                                                 ---------
BUILDING & CONSTRUCTION SUPPLIES-- 0.4%
   Griffon*                           17,500           284
   MDC Holdings                       47,430           471
   Nortek*                            14,000           363
                                                 ---------
                                                     1,118
                                                 ---------
CHEMICALS -- 2.2%
   Cambrex                            35,500         1,655
   Dexter                             14,680           588
   General Chemical Group             78,400         2,435
   H.B. Fuller                         9,330           506
   Mississippi Chemical               22,200           433
   OM Group                           41,000         1,637
                                                 ---------
                                                     7,254
                                                 ---------
COAL MINING -- 0.5%
   Zeigler Coal Holding               64,100         1,498
                                                 ---------
COMPUTERS & SERVICES -- 2.2%
   Channell Commercial*               47,700           656
   Cirrus Logic*                     100,900         1,463
   Data General*                      13,100           349
   HMT Technology*                    86,600         1,359
   Kentek Information Systems         24,100           223
   National Computer Systems           3,660           129
   Wang Laboratories*                135,600         2,856
                                                 ---------
                                                     7,035
                                                 ---------
CONCRETE & MINERAL PRODUCTS -- 0.3%
   Ferro                              14,930           570
   Florida Rock Industries             8,920           531
                                                 ---------
                                                     1,101
                                                 ---------
CONSUMER PRODUCTS -- 1.5%
   Central Louisiana Electric         18,150           500
   Public Service of New Mexico       90,720         1,752
   Stride Rite                        50,000           678
   USCan*                            114,100         1,897
                                                 ---------
                                                     4,827
                                                 ---------
CONTAINERS & PACKAGING -- 0.7%
   Greif Brothers                     13,100           426
   Silgan Holdings*                   48,900         1,956
                                                 ---------
                                                     2,382
                                                 ---------

--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                          SHARES     VALUE (000)
--------------------------------------------------------------------------------
DRUGS -- 0.2%
   Ivax                               48,900     $     575
                                                 ---------
ELECTRICAL SERVICES -- 1.0%
   Calpine*                           65,400         1,345
   Commonwealth Energy System         21,690           586
   Sierra Pacific Resources           17,660           566
   Sigcorp                            22,180           566
                                                 ---------
                                                     3,063
                                                 ---------
ELECTRICAL TECHNOLOGY -- 0.4%
   Belden                             37,600         1,417
                                                 ---------
ENTERTAINMENT -- 1.5%
   Harveys Casinos Resorts            75,200         1,325
   Wms Industries*                   111,200         3,357
                                                 ---------
                                                     4,682
                                                 ---------
FINANCIAL SERVICES -- 6.6%
   Apartment Investment
     Management                       58,100         2,099
   Arden Reality Group                43,400         1,362
   Brandywine Realty Trust            49,000         1,173
   Burnham Pacific Properties         87,800         1,301
   Equity Inns, REIT                 131,100         2,073
   Healthcare Realty Trust            46,100         1,311
   Home Properties of New York, REIT   4,500           117
   Interra Financial                  10,300           619
   JSB Financial                      11,600           568
   Kilroy Realty, REIT*               73,600         1,987
   Liberty Property Trust, REIT       49,300         1,328
   McDonald & Co. Investment          35,200         1,025
   Mid-America Apartment
     Communities                      30,600           908
   North American Mortgage            11,710           337
   Pacific Gulf Properties, REIT      48,100         1,142
   Piper Jaffray                      20,710           633
   Prentiss Properties Trust, REIT    72,200         2,085
   RFS Hotel Investors                61,200         1,193
                                                 ---------
                                                    21,261
                                                 ---------
FOOD, BEVERAGE & TOBACCO -- 2.0%
   Adolph Coors, Cl B                 17,070           646
   Chiquita Brands International     116,100         1,872
   M & F Worldwide*                   92,200           876
   Pilgrims Pride                     73,000         1,086
   Ryan's Family Steak Houses*        61,330           563
   Schweitzer-Manduit International   30,700         1,305
                                                 ---------
                                                     6,348
                                                 ---------
GAS/NATURAL GAS -- 0.7%
   Connecticut Energy                 19,690           486
   Energen                             9,770           347
   Northwest Natural Gas              18,400           474
   NUI                                40,000           940
                                                 ---------
                                                     2,247
                                                 ---------

STATEMENT OF NET ASSETS
================================================================================
SEI INSTITUTIONAL MANAGED TRUST -- SEPTEMBER 30, 1997


SMALL CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                          SHARES     VALUE (000)
--------------------------------------------------------------------------------
GLASS PRODUCTS -- 0.9%
   Excel Industries                   23,650     $     471
   Hirsch International*              34,600           612
   Libbey                             51,400         1,834
                                                 ---------
                                                     2,917
                                                 ---------
HEALTH SERVICES -- 0.9%
   Regency Health Services*          125,190         2,738
                                                 ---------
HOUSEHOLD FURNITURE & FIXTURES -- 0.5%
   Furniture Brands International*    70,100         1,323
   O'Sullivan Industries Holdings*    34,260           428
                                                 ---------
                                                     1,751
                                                 ---------
HOUSEHOLD PRODUCTS -- 2.3%
   American Safety Razor*            163,830         3,010
   Genlyte Group*                     17,900           304
   Holophane*                         52,900         1,217
   NCH                                 6,830           485
   National Presto Industries         30,300         1,274
   Royal Appliance Manufacturing*     93,100           815
   Thomas Industries                  13,020           391
                                                 ---------
                                                     7,496
                                                 ---------
INSURANCE -- 10.0%
   Allmerica Financial*               29,800         1,309
   American Heritage
     Life Insurance                    9,690           388
   Capmac Holdings                    23,700           766
   Capsure Holdings*                  25,630           384
   Delphi Financial Group, Cl A*       9,600           412
   E.W. Blanch Holdings               55,200         1,708
   Enhance Financial
     Services Group                   34,500         1,889
   Everest Reinsurance Holdings       28,600         1,173
   Executive Risk*                    22,800         1,559
   FPIC Insurance*                    57,400         1,693
   First American Financial            8,240           494
   Fremont General                    11,000           525
   Harleysville Group*                36,900         1,550
   Highland Insurance Group           46,900         1,143
   Horace Mann Educators              56,000         3,143
   IPC Holding                        54,100         1,596
   Lasalle Re Holdings                20,900           734
   Life Re                             7,080           373
   Life USA Holdings*                114,600         1,848
   Orion Capital                      12,770           579
   Penn Treaty American*              25,100           828
   Penncorp Financial Group           44,600         1,383
   PMI Group                          15,000           860
   Presidential Life                  54,570         1,085
   Renaissancere Holdings             20,500           901
   RLI                                11,030           496
   State Auto Financial               66,800         1,511



--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                          SHARES     VALUE (000)
--------------------------------------------------------------------------------
   W.R. Berkley                       25,950     $   1,117
   Western National                   36,450         1,046
                                                 ---------
                                                    32,493
                                                 ---------
LEISURE PRODUCTS -- 0.8%
   DSI Toys*                          74,500           698
   Standard Motor Products            17,200           402
   Velcro Industries                  15,700         1,511
                                                 ---------
                                                     2,611
                                                 ---------
LUMBER & WOOD PRODUCTS -- 0.2%
   TJ International                   19,810           506
                                                 ---------
MACHINERY -- 2.5%
   Amcast Industrial                  20,230           496
   CTB International*                 54,200           854
   Gardner Denver Machinery*           9,530           321
   Gleason                            16,980           467
   Layne Christensen*                 69,500         1,459
   Moog, Cl A*                        59,400         2,369
   Omniquip International*            40,600           746
   Watts Industries, Cl A             53,800         1,493
                                                 ---------
                                                     8,205
                                                 ---------
MANUFACTURING -- 0.9%
   Avondale Industries*              116,440         3,071
                                                 ---------
MARINE TRANSPORTATION -- 0.6%
   Oak Industries*                    66,500         1,804
                                                 ---------
MEASURING DEVICES -- 0.6%
   Fluke                              38,240         2,065
                                                 ---------
MEDICAL PRODUCTS & SERVICES -- 5.8%
   American Homepatient*              18,800           432
   Del Global Technologies*          122,500         1,309
   Grancare*                          86,400         1,021
   Haemonetics*                       67,600         1,276
   Hologic*                           56,800         1,594
   Integrated Health Services         61,000         2,040
   Lincare Holdings*                  51,600         2,603
   Maxicare Health Plans*             51,800           965
   Multicare*                         81,300         2,261
   Novacare*                          35,430           611
   OEC Medical Systems*               62,200         1,174
   Sun Healthcare Group*              61,400         1,263
   Sunglass Hut International*        98,400           763
   Trigon Healthcare*                 62,400         1,548
                                                 ---------
                                                    18,860
                                                 ---------
METALS & MINING -- 0.2%
   Cleveland Cliffs                   13,000           567
                                                 ---------
MINING -- 0.4%
   Wolverine Tube*                    43,100         1,352
                                                 ---------

================================================================================





--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                          SHARES     VALUE (000)
--------------------------------------------------------------------------------
MISCELLANEOUS BUSINESS SERVICES-- 1.4%
   Learning*                         165,500     $   2,441
   Project Software & Development*    49,400         1,130
   Wall Data*                         44,300           853
                                                 ---------
                                                     4,424
                                                 ---------
MISCELLANEOUS CONSUMER SERVICES-- 0.3%
   CPI                                34,900           890
                                                 ---------
MISCELLANEOUS MANUFACTURING -- 0.2%
   Paragon Trade Brands*              38,300           711
                                                 ---------
OFFICE FURNITURE & FIXTURES -- 0.8%
   Day Runner*                        35,700         1,374
   Kimball International              29,560         1,241
                                                 ---------
                                                     2,615
                                                 ---------
PAPER & PAPER PRODUCTS -- 1.9%
   American Pad & Paper*              77,800           968
   Buckeye Cellulose*                 61,300         2,471
   Gaylord Container*                107,700           915
   Shorewood Packaging*               71,200         1,700
                                                 ---------
                                                     6,054
                                                 ---------
PETROLEUM & FUEL PRODUCTS -- 1.6%
   Belco Oil & Gas*                   42,600           929
   Berry Petroleum                    59,000         1,173
   Giant Industries                   23,440           461
   Seacor Holdings*                   28,000         1,736
   Snyder Oil                         25,580           580
   Wiser Oil                          24,350           417
                                                 ---------
                                                     5,296
                                                 ---------
PRINTING & PUBLISHING -- 3.5%
   Big Flower Press Holdings*         57,600         1,336
   Bowne                              51,300         1,802
   Gibson Greetings*                  17,310           448
   Journal Register*                  54,400         1,068
   Lone Star Industries               10,850           586
   Media General                      57,500         2,278
   Southdown                          11,300           617
   Standard Register                  16,450           548
   Valassis Communications*           80,600         2,569
                                                 ---------
                                                    11,252
                                                 ---------
PROFESSIONAL SERVICES -- 0.5%
   Carson Pirie*                      14,710           580
   Little Switzerland*               152,400         1,010
                                                 ---------
                                                     1,590
                                                 ---------
RAILROADS -- 0.8%
   Canadian National Railway          46,900         2,439
   Greenbrier                         17,200           288
                                                 ---------
                                                     2,727
                                                 ---------



--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                          SHARES     VALUE (000)
--------------------------------------------------------------------------------
RETAIL -- 6.3%
   Boise Cascade Office Products*     27,300     $     515
   Brylane*                           20,600           945
   Building Material Holding         116,900         1,527
   Burlington Coat Factory*          124,300         2,626
   Cash America International         43,360           488
   Charming Shoppes*                 222,100         1,367
   Dress Barn*                        22,900           550
   Duck-Wall Alco Stores*             39,600           634
   Finlay Enterprises*                 6,400           123
   Fred Meyer*                        10,690           569
   Longs Drug Stores                  81,600         2,178
   Pier 1 Imports                     20,400           366
   Ruddick                           122,700         1,979
   Shopko Stores                     148,530         3,862
   Zale*                              96,800         2,511
                                                 ---------
                                                    20,240
                                                 ---------
RUBBER & PLASTIC -- 0.6%
   Furon                              28,800         1,183
   Hanna                              33,700           895
                                                 ---------
                                                     2,078
                                                 ---------
SEMI-CONDUCTORS/INSTRUMENTS -- 2.4%
   AVX                                76,500         2,477
   Burr-Brown*                        77,300         2,580
   CFI Proservices*                   44,400           716
   Ess Technology*                    59,600           905
   Read-Rite*                         40,000           980
                                                 ---------
                                                     7,658
                                                 ---------
SPECIALTY MACHINERY -- 0.5%
   Fedders                           135,500           804
   Pameco*                            40,100           712
                                                 ---------
                                                     1,516
                                                 ---------
STEEL & STEEL WORKS -- 1.1%
   Inland Steel Industries            24,770           542
   Maverick Tube*                     17,500           722
   National Steel, Cl B*              27,860           498
   Oregon Metallurgical*              57,100         1,431
   Reliance Steel & Aluminum          15,700           442
                                                 ---------
                                                     3,635
                                                 ---------
TECHNOLOGY, GENERAL -- 0.6%
   Marshall Industries*               48,100         1,864
                                                 ---------
TRANSPORTATION SERVICES -- 0.6%
   Galileo International*             49,600         1,386
   GATX                                8,700           588
                                                 ---------
                                                     1,974
                                                 ---------

STATEMENT OF NET ASSETS
================================================================================
SEI INSTITUTIONAL MANAGED TRUST -- SEPTEMBER 30, 1997


SMALL CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------
                                   SHARES/FACE    MARKET
DESCRIPTION                       AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
TRUCKING -- 1.0%
   Rollins Truck Leasing             121,200     $   2,068
   US Freightways                     17,200           578
   Yellow*                            18,050           588
                                                 ---------
                                                     3,234
                                                 ---------
WATER UTILITIES -- 0.1%
   California Water Service            9,720           480
                                                 ---------
WHOLESALE -- 4.3%
   Barnes Group                       20,450           579
   BJ Wholesale Club*                169,100         4,936
   Cameron Ashley Building
     Products*                        45,400           829
   Marquette Medical Systems, Cl A*   59,800         1,854
   Pioneer Standard Electronics      188,900         3,247
   Southern Electronics*              20,560           401
   Standard Commercial                13,400           226
   Universal-Virginia                 15,780           572
   Universal Forest Products          69,200         1,211
                                                 ---------
                                                    13,855
                                                 ---------
Total Common Stocks
    (Cost $247,334)                                310,960
                                                 ---------
U.S. TREASURY OBLIGATION -- 0.2%
   U.S. Treasury Bill (A)
     Zero coupon, 02/05/98               800           786
                                                 ---------
Total U.S. Treasury Obligation
   (Cost $786)                                         786
                                                 ---------
REPURCHASE AGREEMENT -- 7.2%
   Lehman Brothers 6.150%, dated
     09/30/97, matures 10/01/97,
     repurchase price $23,274,000
     (collateralized by various
     FNMA  obligations, par value
     $39,855,000, 7.000%-10.00%,
     08/01/01-03/01/25,
     total market value:
     $23,737,000)                      23,270       23,270
                                                 ---------
Total Repurchase Agreement
   (Cost $23,270)                                   23,270
                                                 ---------
Total Investments -- 103.6%
   (Cost $271,390)                                 335,016
                                                 ---------
Other Assets and Liabilities, Net -- (3.6%)        (11,679)
                                                 ---------

--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                          SHARES     VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
Portfolio Shares of Class A (unlimited
authorization  -- no par value) based on
   18,117,110 outstanding shares of
   beneficial interest                            $225,034
Undistributed net investment income                    163
Accumulated net realized gain
   on investments                                   34,435
Net unrealized appreciation on
   futures contracts                                    79
Net unrealized appreciation
   on investments                                   63,626
                                                 ---------
Total Net Assets-- 100.0%                         $323,337
                                                 =========
Net Asset Value, Offering and Redemption
   Price Per Share-- Class A                        $17.85
                                                 =========
* NON-INCOME PRODUCING SECURITY
(A) SECURITY HAS BEEN PLEDGED AS COLLATERAL ON OPEN FUTURES CONTRACTS.
ADR -- AMERICAN DEPOSITORY RECEIPT
CL -- CLASS
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
PLC -- PUBLIC LIMITED COMPANY
REIT -- REAL ESTATE INVESTMENT TRUST
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SMALL CAP GROWTH PORTFOLIO

COMMON STOCKS -- 97.2%
AEROSPACE DEFENSE -- 2.3%
   Allied Products                    21,000    $      520
   Axiom*                             49,300           579
   Carematrix*                        19,700           500
   Coinstar*                          77,000         1,001
   Computer Motion*                   32,300           436
   Concentra Managed Care*            40,600         1,434
   DBT Online*                        13,000           803
   Deltek Systems*                    34,200           710
   Jackson Hewitt*                    33,100         1,266
   Mas Technology ADR*                67,100         1,527
   Pierce Leahy*                      20,400           553
   Pride International*               39,000         1,326
   Schick Technologies*               18,700           351
   Tredegar Industries                14,000           983
   Vistana*                           46,500         1,000
                                                 ---------
                                                    12,989
                                                 ---------

================================================================================





--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                          SHARES     VALUE (000)
--------------------------------------------------------------------------------
AIRCRAFT -- 0.2%
   BE Aerospace*                      33,000     $   1,188
                                                 ---------
APPAREL/TEXTILES -- 2.1%
   Ashworth*                         230,300         2,361
   Culp                               20,050           416
   Hirsch International*              28,500           504
   Interface, Cl A                    63,700         1,855
   Nautica Enterprises*               54,800         1,541
   Novel Denim Holdings*              42,800         1,156
   Quaker Fabric*                     38,300           867
   Quiksilver*                        32,600         1,190
   St. John Knits                     25,000         1,123
   Tommy Hilfiger*                    16,600           829
                                                 ---------
                                                    11,842
                                                 ---------
AUTOMOTIVE -- 0.4%
   Gentex*                            33,000           819
   Regal Beloit                       43,600         1,341
                                                 ---------
                                                     2,160
                                                 ---------
BANKS -- 2.7%
   Affiliated Community Bancorp       40,750         1,141
   Astoria Financial                  20,000         1,006
   Bay View Capital                   26,000           712
   Coast Savings Financial*           22,000         1,154
   Commercial Federal                 20,000           942
   Cullen/Frost Bankers               10,000           474
   Downey Financial                   19,750           481
   First Savings Bank of Washington   30,600           757
   Firstfed Financial*                42,100         1,437
   Hubco                              15,000           475
   Imperial Bancorp*                  28,450         1,063
   New York Bancorp                    2,600            78
   North Fork Bancorporation          30,000           870
   Peoples Heritage Financial Group   19,000           804
   Trans Financial                    39,100         1,246
   Webster Financial                  31,000         1,821
   Westamerica Bancorporation          6,500           567
                                                 ---------
                                                    15,028
                                                 ---------
BROADCASTING, NEWSPAPERS &  ADVERTISING -- 0.6%
   Cox Radio, Cl A*                   21,400           606
   Getty Communications, ADR*         83,900         1,552
   Pegasus Communications*            18,100           389
   Universal Outdoor Holdings*        21,400           802
                                                 ---------
                                                     3,349
                                                 ---------
BUILDING & CONSTRUCTION -- 0.4%
   Crossman Communities*               2,500            57
   Jacobs Engineering Group*          29,000           888
   Lennar                             27,500         1,169
                                                 ---------
                                                     2,114
                                                 ---------



--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                          SHARES     VALUE (000)
--------------------------------------------------------------------------------
BUILDING & CONSTRUCTION SUPPLIES-- 0.4%
   Miller Industries*                176,950     $   2,112
                                                 ---------
CHEMICALS -- 0.2%
   OM Group                           13,000           519
   Scotts*                            28,600           751
                                                 ---------
                                                     1,270
                                                 ---------
COMMUNICATIONS EQUIPMENT -- 3.6%
   Act Manufacturing*                 20,100           668
   Black Box*                         25,000         1,094
   Comverse Technology*               23,000         1,213
   Davox*                             46,600         1,561
   Digital Microwave*                 57,000         2,551
   Dionex*                             4,000           216
   Dynatech*                          17,500           719
   Nextlink Communications*           52,500         1,260
   Nice Systems Ltd, ADR*             25,000         1,406
   Powerwave Technologies*            39,900         1,546
   Sawtek*                            50,400         2,331
   Special Devices*                   55,700         1,567
   Spectrian*                         33,200         2,129
   Tekelec*                           62,200         2,119
                                                 ---------
                                                    20,380
                                                 ---------
COMPUTERS & SERVICES -- 4.6%
   Apex Pc Solutions Inc*             53,100         2,011
   Avid Technology*                   67,200         2,184
   Encad*                             20,000           615
   HMT Technology*                    27,800           436
   HNC Software*                      31,000         1,232
   Hyperion Software*                 82,500         2,573
   Innovex                            34,500         1,113
   Inspire Insurance Solutions*       26,100           473
   Lecroy*                            25,000         1,106
   Level One Communications*          17,100           688
   Microchip Technology*              20,100           908
   Micros Systems*                    24,300         1,215
   Microtouch Systems*                36,100         1,006
   Natural Microsystems *             86,700         3,295
   Network Appliance*                 45,000         2,441
   Sequent Computer Systems*          40,000           993
   Telxon                             66,700         1,634
   Trident Microsystems*             100,100         1,764
                                                 ---------
                                                    25,687
                                                 ---------
CONCRETE & MINERAL PRODUCTS -- 0.1%
   Ferro                              17,500           668
                                                 ---------
CONSUMER PRODUCTS -- 0.6%
   Stride Rite                        85,000         1,153
   Vans*                              94,200         1,507
   Wolverine World Wide               19,500           492
                                                 ---------
                                                     3,152
                                                 ---------

STATEMENT OF NET ASSETS
================================================================================
SEI INSTITUTIONAL MANAGED TRUST -- SEPTEMBER 30, 1997


SMALLCAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                          SHARES     VALUE (000)
--------------------------------------------------------------------------------
DRUGS -- 4.1%
   Anesta*                            43,100    $    1,002
   ChiRex*                            45,600         1,163
   Dura Pharmaceuticals*              97,900         4,271
   Fuisz Technologies*                55,450           783
   Guilford Pharmaceuticals*          91,600         2,702
   IDEC Pharmaceuticals*              17,100           716
   Jones Medical Industries           57,700         1,818
   Medicis Pharmaceutical, Cl A*      74,900         3,436
   Ocular Sciences*                   51,400         1,189
   Onyx Pharmaceuticals*              39,800           348
   Parexel International*             80,000         3,160
   Pathogenesis*                      59,100         2,098
   Sangstat Medical*                  20,500           628
                                                 ---------
                                                    23,314
                                                 ---------
ELECTRICAL TECHNOLOGY -- 1.5%
   ANADIGICS*                         43,200         2,130
   C & D Technologies                 34,600         1,587
   Concord EFS*                       83,150         2,245
   Electro Scientific Industries*     33,000         2,013
   Encore Wire*                       10,700           344
                                                 ---------
                                                     8,319
                                                 ---------
ENTERTAINMENT -- 0.5%
   Regal Cinemas*                    104,650         2,812
                                                 ---------
ENVIRONMENTAL SERVICES -- 0.7%
   Culligan Water Technologies*       24,300         1,118
   Eastern Environmental Services*    55,100         1,405
   Newpark Resources, Inc.*           31,400         1,234
                                                 ---------
                                                     3,757
                                                 ---------
FINANCIAL SERVICES -- 2.2%
   Americredit*                       72,300         2,061
   Bedford Property Investors, REIT   21,000           462
   First Alliance*                    30,300           954
   Golf Trust of America, REIT        44,900         1,212
   Imperial Credit Industries*       103,200         2,735
   Metris                             30,700         1,330
   Moneygram Payment Systems*         68,600         1,231
   National Surgery Centers*          39,000           848
   RFS Hotel Investors, REIT          23,900           466
                                                 ---------
                                                    12,362
                                                 ---------
FOOD, BEVERAGE & TOBACCO -- 1.2%
   Michael Foods                      75,700         1,940
   Morningstar Group*                106,600         4,584
                                                 ---------
                                                     6,524
                                                 ---------
GAS/NATURAL GAS -- 0.5%
   Unit*                             198,500         3,040
                                                 ---------

--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                          SHARES     VALUE (000)
--------------------------------------------------------------------------------
GLASS PRODUCTS -- 0.1%
   Libbey                             19,300     $     689
                                                 ---------
HOTELS & LODGING -- 1.1%
   Doubletree*                         9,800           473
   Pegasus Systems*                   60,600         1,098
   Prime Hospitality*                 51,000         1,151
   Signature Resorts*                 40,600         1,928
   Silverleaf Resorts *               68,100         1,558
                                                 ---------
                                                     6,208
                                                 ---------
HOUSEHOLD FURNITURE & FIXTURES -- 0.9%
   Bush Industries                    31,600           875
   Ethan Allen Interiors             100,200         3,106
   Furniture Brands International*    47,000           887
                                                 ---------
                                                     4,868
                                                 ---------
HOUSEHOLD PRODUCTS -- 0.7%
   Advanced Lighting Technologies*    83,500         2,254
   Windmere                           79,400         1,891
                                                 ---------
                                                     4,145
                                                 ---------
INSURANCE -- 3.0%
   Amerin*                            41,200         1,184
   Arm Financial Group*               37,400           891
   Boron Lepore & Associates*         34,200           791
   CMAC Investment                     1,200            64
   Delphi Financial Group, Cl A*      25,602         1,099
   E.W. Blanch Holdings               50,000         1,547
   Executive Risk                      6,400           438
   Frontier Insurance Group           16,000           608
   Healthcare Recoveries*             70,200         1,579
   Horace Mann Educators              11,000           617
   Metzler Group*                     37,700         1,513
   NS Group*                          16,800           544
   Phycor*                            43,500         1,264
   PMC-Sierra*                        58,600         1,494
   Total Renal Care Holdings*         40,800         2,040
   Vesta Insurance Group              21,000         1,197
                                                 ---------
                                                    16,870
                                                 ---------
LEASING & RENTING -- 0.3%
   Rental Service*                    40,800           915
   Renters' Choice*                   45,700         1,038
                                                 ---------
                                                     1,953
                                                 ---------
MACHINERY -- 5.7%
   Aptar Group                        17,000           951
   Asyst Technologies*                58,000         2,576
   Aviall*                            46,800           716
   Brooks Automation*                 11,800           453
   Camco International                 8,000           558
   Donaldson                           7,000           336

================================================================================



--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                          SHARES     VALUE (000)
--------------------------------------------------------------------------------
   Eagle Hardware & Garden*           26,200   $       516
   Flowserve                          17,000           508
   FSI International*                 42,500           887
   Gardner Denver Machinery*          23,800           802
   Gasonics International*            78,400         1,632
   Idex                               15,000           516
   Kuhlman                            68,900         2,480
   Kulicke & Soffa Industries*        23,600         1,093
   Lam Research*                      10,500           488
   Lindsay Manufacturing              13,750           588
   Magnetek*                          82,600         1,848
   Manitowoc                          49,950         1,783
   Micrel*                            13,000           550
   Novellus Systems*                   8,300         1,046
   Photronics Labs*                   39,500         2,392
   Robbins & Myers                    15,000           577
   Terex*                             99,500         2,065
   Varco International*               49,800         2,415
   Wyman-Gordan*                      15,000           394
   Zebra Technologies, Cl A*          58,400         2,088
   Zoltek*                            24,800         1,578
                                                 ---------
                                                    31,836
                                                 ---------
MARINE TRANSPORTATION -- 0.1%
   Halter Marine*                      4,500           218
   Hvide Marine*                      15,000           480
                                                 ---------
                                                       698
                                                 ---------
MEASURING DEVICES -- 1.3%
   Advanced Energy Industries*        21,100           597
   Benchmarq Microelectronics*         6,000           133
   Cohu                               32,200         1,731
   Credence Systems*                  16,000           780
   Electroglas*                       18,700           636
   Esterline Technologies*            34,800         1,357
   Molecular Dynamics*                49,600         1,339
   MTS Systems                        27,000           985
                                                 ---------
                                                     7,558
                                                 ---------
MEDICAL PRODUCTS & SERVICES -- 5.6%
   Algos Pharmaceuticals*             68,000         1,904
   Castle Dental Centers*             35,500           497
   Coherent*                          16,000           886
   Digene*                            46,300           596
   ESC Medical Systems*               34,700         1,306
   FemRx*                             37,100            97
   Genesis Health Ventures*           22,000           857
   Horizon Health*                    41,700         1,042
   II-VI, Inc.*                       14,300           379
   Interim Services*                  41,800         1,176
   Invacare                           10,000           235
   Kendle International*              15,700           294

--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                          SHARES     VALUE (000)
--------------------------------------------------------------------------------
   Meade Instruments*                 67,600   $       651
   Medquist*                          37,200           870
   Mentor                             32,500         1,032
   Molecular Devices*                 30,200           661
   Multicare*                         25,000           695
   NCS Healthcare, Cl A*              49,800         1,270
   Orthodontic Centers of America*   120,300         2,406
   Pediatrix Medical Group*           51,000         2,250
   Pharmaceutical Product
     Development*                     69,900         1,424
   PHP Healthcare*                    55,500           812
   Renal Treatment Centers*           30,000         1,067
   Respironics*                       37,600         1,034
   Sabratek Corp*                     18,400           669
   Safeskin*                          78,400         3,479
   Sofamor/Danek Group*               19,000         1,085
   Spine-Tech*                        17,300           651
   Techne*                             9,000           319
   Universal Health Services, Cl B*   25,500         1,103
   Urologix*                          40,300           957
                                                 ---------
                                                    31,704
                                                 ---------
MISCELLANEOUS BUSINESS SERVICES-- 13.3%
   Abacus Direct*                     31,300         1,006
   Acxiom*                            33,000           575
   American Software, Cl A*          130,400         1,907
   Arbor Software*                    45,300         2,098
   Aspen Technology*                 123,800         4,348
   Box Hill Systems*                  24,000           420
   Cambridge Technology Partners*     55,600         1,991
   Credit Management Solutions*       44,600           814
   Cybermedia*                        20,700           552
   Discreet Logic*                    27,800           738
   Electronics for Imaging*           46,200         2,356
   Engineering Animation*             29,800         1,136
   Envoy*                             92,900         2,653
   Fair, Isaac & Company              15,000           664
   Harbinger*                         17,900           651
   Hooper Holmes                      32,200           392
   Infinity Financial*                67,900           866
   Insight Enterprises*               75,600         2,504
   Intevac*                           76,300         1,078
   ITI Technologies*                  55,800         1,590
   J.D. Edwards*                      17,600           590
   JDA Software Group*                94,000         3,431
   Legato Systems*                    30,100         1,069
   Manugistics*                       56,200         2,009
   McAfee Associates*                 29,575         1,567
   NCO Group*                         22,000           814
   Nova*                              18,700           476
   Ontrack Data International*        23,800           553
   Orcad*                             38,900           566

STATEMENT OF NET ASSETS
================================================================================
SEI INSTITUTIONAL MANAGED TRUST -- SEPTEMBER 30, 1997


SMALLCAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                          SHARES     VALUE (000)
--------------------------------------------------------------------------------
   Overland Data*                     35,000   $       273
   Peerless Systems*                 125,700         1,760
   Pegasystems*                       36,400         1,106
   Peritus Software Services*         43,800         1,122
   PMT Services*                      52,100           808
   PRI Automation*                    24,000         1,404
   Qualix Group*                      84,100           389
   Quickresponse Services*            15,400           527
   Registry*                          29,500         1,361
   Remedy*                            14,600           503
   RWD Technologies*                  22,300           513
   Scopus Technology*                 15,600           248
   Security Dynamics Technology*      16,100           598
   Smart Modular*                      7,000           581
   Staff Leasing*                     40,800         1,005
   Stratus Computer*                  20,000           967
   Summit Design*                     77,100         1,369
   Sunquest*                          42,600           644
   Superior Services*                 65,500         1,867
   Systems & Computers Technology*    45,700         2,059
   Technology Solutions*              46,500         1,500
   Transaction Systems Architects*    30,400         1,235
   Vantive*                           21,300           511
   Veritas Software*                  45,750         2,010
   Vestcom International*             52,100         1,042
   Viasoft*                           26,200         1,297
   Viewlogic Systems*                 72,900         1,736
   Visio*                             86,600         3,616
   Wackenhut Corrections*             57,700         1,789
   Wonderware*                        90,300         1,659
                                                 ---------
                                                    74,913
                                                 ---------
MISCELLANEOUS CONSUMER SERVICES-- 0.4%
   Corestaff*                         15,100           489
   G&K Services                       23,200           806
   Lamalie Associates*                56,600         1,189
                                                 ---------
                                                     2,484
                                                 ---------
MISCELLANEOUS MANUFACTURING -- 0.8%
   Cable Design Technologies*         15,500           590
   Racing Champions*                  63,400           753
   Samsonite*                         28,000         1,228
   Varlen                             46,300         1,829
                                                 ---------
                                                     4,400
                                                 ---------
OFFICE FURNITURE & FIXTURES -- 0.2%
   Knoll*                             40,400         1,353
                                                 ---------
PAPER & PAPER PRODUCTS -- 0.1%
   Republic Group                     33,110           621
                                                 ---------
PETROLEUM & FUEL PRODUCTS -- 5.3%
   Cabot Oil & Gas, Cl A              24,000           553

--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                          SHARES     VALUE (000)
--------------------------------------------------------------------------------
   Cliffs Drilling*                   63,800       $ 4,442
   Comstock Resources*               140,000         1,619
   Cross Timbers Oil                  67,950         1,656
   Eagle Geophysical*                 37,700           745
   Edge Petroleum*                    42,500           765
   EVI*                                9,400           602
   Key Energy Group*                  21,700           707
   Marine Drilling*                  169,000         5,281
   Nabors Industries*                 21,600           841
   National Energy Group
     International*                  245,200         1,349
   Nuevo Energy*                      10,300           493
   Oceaneering International*         95,400         2,272
   Patterson Energy*                  50,000         2,619
   Pool Energy Services*              15,700           532
   Seacor Holdings*                   15,500           961
   Seitel*                            36,700         1,629
   Veritas DGC*                       62,200         2,647
                                                 ---------
                                                    29,713
                                                 ---------
PHOTOGRAPHIC EQUIPMENT & SUPPLIES-- 0.0%
   Seattle Filmworks*                  4,500            49
                                                 ---------
PRINTING & PUBLISHING -- 1.2%
   Applied Graphics Technologies*     22,800         1,282
   Consolidated Graphics*              1,600            80
   Lone Star Industries               25,400         1,372
   Merrill                            35,600         1,638
   New England Business Service       16,000           512
   Southdown                          37,500         2,048
                                                 ---------
                                                     6,932
                                                 ---------
PROFESSIONAL SERVICES -- 2.1%
   American Oncology Resources*      109,800         1,771
   CDI*                               20,000           755
   Devry*                             30,000           896
   Educational Management*            26,000           689
   Equity International*             138,950         3,239
   F.Y.I.*                            22,200           577
   Nichols Research*                  20,000           495
   Pre Paid Legal*                    22,400           633
   Robert Half International*         10,500           434
   Romac International*               13,200           576
   Sylvan Learning Systems*           27,000         1,185
   Tetra Tech*                        20,000           490
                                                 ---------
                                                    11,740
                                                 ---------
RAILROADS -- 0.4%
   Genessee & Wyoming*                36,300         1,148
   Railtex*                           49,700           845
   Rural/Metro*                       12,500           381
                                                 ---------
                                                     2,374
                                                 ---------

================================================================================





--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                          SHARES     VALUE (000)
--------------------------------------------------------------------------------
RETAIL -- 8.7%
   Ames Department Stores*           138,900       $ 2,083
   Arbor Drugs                        34,400           800
   Bombay*                            55,000           423
   CDW Computer Centers*              25,350         1,641
   Cheesecake Factory*                17,000           469
   Children's Place*                  36,200           525
   CKE Restaurants                    99,800         4,192
   Dollar Tree Stores*                18,525           779
   Dress Barn*                        93,000         2,232
   Fine Host*                         21,600           837
   Foodmaker*                        123,600         2,325
   Gadzooks*                          42,200           886
   Goodys Family Clothing*            10,300           332
   Guitar Center *                    18,700           463
   Hot Topic*                         53,300         1,066
   Information Management
     Associates*                      31,200           382
   Kenneth Cole Productions*          52,900           863
   Landry's Seafood Restaurants*      72,500         2,130
   Men's Wearhouse*                   57,500         2,142
   Michaels Stores*                   59,400         1,815
   Microage*                          18,900           548
   Pacific Sunwear of California*     35,600         1,460
   Papa John's International*         50,000         1,709
   Paul Harris Stores*                42,400         1,171
   Petco Animal Supplies*             79,500         2,494
   Pier 1 Imports                     25,500           457
   Piercing Pagoda*                   44,300         1,407
   Proffitts*                         18,500         1,096
   Quality Food Centers*              27,500         1,126
   Rexall Sundown*                    52,900         2,414
   Ross Stores                        73,400         2,505
   Showbiz Pizza Time*                62,300         1,433
   Stage Stores*                      61,400         2,648
   Whole Foods Market*                11,100           429
   Williams Sonoma*                   19,200           821
   Zale*                              43,000         1,115
                                                 ---------
                                                    49,218
                                                 ---------
RUBBER & PLASTIC -- 2.8%
   Carlisle                           23,700         1,053
   Computer Products*                 30,000           892
   Elantec Semiconductor*            118,200           754
   Etec Systems*                      20,500         1,169
   Furon                              37,600         1,544
   Hadco*                             20,000         1,083
   Oak Technology*                   181,800         2,182
   Remec*                             75,750         2,765
   Sanmina*                           50,900         4,406
                                                 ---------
                                                    15,848
                                                 ---------



--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                          SHARES     VALUE (000)
--------------------------------------------------------------------------------
SEMI-CONDUCTORS/INSTRUMENTS -- 2.1%
   Actel*                             21,900     $     422
   Alliance Semiconductor*            84,500           834
   Cypress Semiconductor*             59,600           924
   Hutchinson Technology*             13,700           460
   Integrated Device Technology*      58,200           702
   Quality Semiconductor *            78,200         1,036
   Tefron*                            57,400         1,148
   Unitrode*                          29,500         2,187
   Vitesse Semiconductor*             21,900         1,085
   Zytec*                             78,000         3,037
                                                 ---------
                                                    11,835
                                                 ---------
SPECIALTY CONSTRUCTION -- 0.3%
   Apogee Enterprises                 50,000         1,225
   Oakwood Homes                      25,000           709
                                                 ---------
                                                     1,934
                                                 ---------
SPECIALTY MACHINERY -- 0.0%
   Littelfuse*                         7,000           244
                                                 ---------
STEEL & STEEL WORKS -- 1.0%
   Maverick Tube*                     80,800         3,333
   National Steel, Cl B*              78,000         1,394
   Precision Castparts                10,000           650
                                                 ---------
                                                     5,377
                                                 ---------
TELEPHONES & TELECOMMUNICATION -- 2.4%
   ACC*                               16,050           528
   Boston Communications Group*      105,000         1,549
   Boston Technology*                 33,900         1,148
   Brightpoint*                       97,037         4,500
   Cinar Films, Cl B*                  8,900           339
   Coherent Communications
     Systems*                         41,000         1,163
   Concentric Network*                35,700           464
   Midcom Communications*             52,400           360
   Orion Network Systems*             48,100           824
   Pacific Gateway Exchange*          24,900           974
   Pairgain Technologies*             19,200           547
   Periophonics*                      30,000           321
   United Video Satellite
     Group, Ser A*                    37,600         1,043
                                                 ---------
                                                    13,760
                                                 ---------
TESTING LABORATORIES -- 0.9%
   Aurora Biosciences*                49,000           701
   Curative Health Services*          46,400         1,444
   International Telecommunications
     Data Systems*                    27,400           754
   Plexus*                            54,600         1,918
                                                 ---------
                                                     4,817
                                                 ---------

STATEMENT OF NET ASSETS
================================================================================
SEI INSTITUTIONAL MANAGED TRUST -- SEPTEMBER 30, 1997


SMALL CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------
                                   SHARES/FACE    MARKET
DESCRIPTION                       AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
TRUCKING -- 1.8%
   Air Express International          12,000     $     438
   Arkansas Best*                    132,100         1,494
   Expeditors International
     of Washington                    71,700         3,002
   Gilead Sciences*                   20,700           919
   Heartland Express*                 12,000           332
   Roadway Express                    53,000         1,451
   Rollins Truck Leasing              43,000           734
   Swift Transportation*              23,000           727
   US Freightways                     31,000         1,042
   Werner Enterprises                 10,000           243
                                                 ---------
                                                    10,382
                                                 ---------
WHOLESALE -- 5.7%
   Aar Corp.                          30,000         1,001
   Adflex Solutions*                  64,300         1,567
   Amerisource Health*                18,000         1,052
   Aztec Manufacturing                41,500           892
   Barnett Bank*                      26,900           572
   Barrett Resources*                 12,800           498
   Cellstar*                          57,450         2,671
   Central Garden and Pet*            57,200         1,759
   CHS Electronics*                   22,650           620
   Ha Lo Industries*                  85,575         2,450
   Harmonic Lightwaves*               35,000           573
   Helen of Troy Ltd*                 89,200         1,762
   Henry Schein*                      47,300         1,691
   Integrated Circuit Systems*        63,100         2,335
   Iron Mountain*                     33,400         1,169
   JP Food Service*                   29,000           914
   Marquette Medical Systems, Cl A*   15,500           481
   Medical Resources*                 55,000         1,066
   North Face*                        47,600         1,279
   Patterson Dental*                  27,500         1,114
   Performance Food Group*            64,200         1,637
   Rexel*                             24,700           531
   Richfood Holdings                  35,000           908
   Serologicals*                      47,850         1,089
   Tower Automotive*                  25,000         1,125
   US Office Products*                25,500           899
                                                 ---------
                                                    31,655
                                                 ---------
Total Common Stocks
   (Cost $396,725)                                 548,245
                                                 ---------
U.S. TREASURY OBLIGATION -- 0.1%
   U.S. Treasury Bill (A)
     Zero coupon, 02/05/98               400           393
                                                 ---------
Total U.S. Treasury Obligation
   (Cost $393)                                         393
                                                 ---------

--------------------------------------------------------------------------------
                                      FACE        MARKET
DESCRIPTION                       AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 3.4%
   J.P. Morgan
     6.050%,  dated 09/30/97,
     matures  10/01/97,  repurchase
     price  $19,150,000 (collateralized
     by FNMA obligation,  par value
     $5,368,000,  6.840%, matures
     10/02/07, and REFCO obligation,
     par value $19,953,000,
     0.000%,  01/15/03,
     total market
     value: $19,528,000)              19,147     $  19,147
                                                 ---------
Total Repurchase Agreement
   (Cost $19,147)                                   19,147
                                                 ---------
Total Investments -- 100.7%
   (Cost $416,265)                                 567,785
                                                 ---------
Other Assets and Liabilities, Net-- (0.7%)          (4,169)
                                                 ---------
NET ASSETS:
Portfolio Shares of Class A (unlimited
   authorization  -- no par value) based on
   29,055,197 outstanding shares of
   beneficial interest                             393,628
Portfolio Shares of Class D (unlimited
   authorization  -- no par value) based on
   115,957 outstanding shares of
   beneficial interest                               1,958
Accumulated net realized gain
   on investments                                   16,455
Net unrealized appreciation on
   futures contracts                                    55
Net unrealized appreciation on investments         151,520
                                                 ---------
Total Net Assets-- 100.0%                         $563,616
                                                 =========
Net Asset Value, Offering and Redemption
   Price Per Share-- Class A                        $19.32
                                                 =========
Net Asset Value and Redemption Price
   Per Share -- Class D                             $18.99
                                                 =========
Maximum Offering Price Per Share --
   Class D ($18.99 / 95%)                           $19.99
                                                 =========
* NON-INCOME PRODUCING SECURITY
(A) SECURITY HAS BEEN PLEDGED AS COLLATERAL ON OPEN FUTURES CONTRACTS.
ADR -- AMERICAN DEPOSITORY RECEIPT
CL -- CLASS
FNMA --FEDERAL NATIONAL MORTGAGE ASSOCIATION
REFCO -- RESOLUTION TRUST FUNDING CORPORATION
REIT -- REAL ESTATE INVESTMENT TRUST
SER -- SERIES

THE  ACCOMPANYING  NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

================================================================================



MID-CAP PORTFOLIO
--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                          SHARES     VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCKS -- 92.2%
AEROSPACE & DEFENSE -- 2.2%
   Litton Industries*                  5,300     $     288
   SCI Systems*                       10,000           496
                                                 ---------
                                                       784
                                                 ---------
AGRICULTURE -- 0.6%
   Dole Food                           4,400           199
                                                 ---------
AIR TRANSPORTATION -- 0.7%
   Delta Air Lines                     2,500           235
                                                 ---------
AUTOMOTIVE -- 0.7%
   Paccar                              4,300           241
                                                 ---------
BANKS -- 7.7%
   Bankers Trust New York              1,400           171
   Comerica                            6,000           474
   Commerce Bancshares                 1,500            88
   First Empire State                    500           207
   Golden West Financial                 800            72
   H.F. Ahmanson                       1,700            97
   Republic New York                   5,900           670
   SouthTrust                          9,200           453
   TCF Financial                       7,900           462
                                                 ---------
                                                     2,694
                                                 ---------
CHEMICALS -- 3.2%
   FMC*                                3,500           311
   Terra Industries                   20,700           279
   Union Carbide                      10,900           531
                                                 ---------
                                                     1,121
                                                 ---------
COMPUTERS & SERVICES -- 6.1%
   Ceridian*                           3,100           115
   Quantum*                           14,000           536
   Storage Technology*                 6,800           325
   Unisys*                            42,500           651
   Western Digital*                   12,400           497
                                                 ---------
                                                     2,124
                                                 ---------
CONTAINERS & PACKAGING -- 1.5%
   Owens-Illinois*                    15,300           519
                                                 ---------
DRUGS -- 1.1%
   Watson Pharmaceuticals*             6,500           388
                                                 ---------
ELECTRICAL SERVICES -- 5.6%
   Centerior Energy                   20,600           236
   Entergy                             7,100           185
   General Public Utilities           11,500           413
   Houston Industries                  3,200            70
   Illinova                           11,500           248
   Long Island Lighting               12,100           310
   Ohio Edison                        11,000           258



--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                          SHARES     VALUE (000)
--------------------------------------------------------------------------------
   Rochester Gas & Electric           10,300     $     255
                                                 ---------
                                                     1,975
                                                 ---------
ENERGY & POWER -- 1.0%
   Calenergy*                         11,000           366
                                                 ---------
ENTERTAINMENT -- 0.5%
   King World Productions*             4,300           186
                                                 ---------
FINANCIAL SERVICES -- 3.1%
   Bear Stearns                       15,800           695
   Green Tree Financial                4,500           211
   PaineWebber Group                   4,200           196
                                                 ---------
                                                     1,102
                                                 ---------
FOOD, BEVERAGE & TOBACCO -- 2.8%
   IBP                                17,200           406
   Lancaster Colony                   10,600           563
                                                 ---------
                                                       969
                                                 ---------
GAS/NATURAL GAS -- 2.2%
   Columbia Gas System                 7,800           546
   National Fuel & Gas                 5,600           246
                                                 ---------
                                                       792
                                                 ---------
INSURANCE -- 7.6%
   Ambac Financial Group              15,800           643
   Equitable                          11,800           484
   Old Republic International         16,700           651
   Torchmark                           4,000           157
   Wellpoint Health Networks*         12,300           713
                                                 ---------
                                                    2,648
                                                 ---------
LEASING & RENTING -- 2.2%
   Comdisco                           23,625           769
                                                 ---------
LEISURE PRODUCTS -- 0.3%
   Callaway Golf                       3,100           108
                                                 ---------
ACHINERY -- 5.7%
   Aerquip-Vickers                     7,200           353
   Brunswick                           2,800            99
   Cummins Engine                      6,200           484
   Harnischfeger Industries           10,200           436
   Ingersoll Rand                      6,150           265
   Parker-Hannifin                     7,950           358
                                                 ---------
                                                     1,995
                                                 ---------
MEASURING DEVICES -- 1.2%
   Tektronix                           6,200           418
                                                 ---------
MEDICAL PRODUCTS & SERVICES -- 2.0%
   Apria Healthcare Group*            12,200           165
   Lincare Holdings*                   8,000           403
   Tenet Healthcare*                   4,600           134
                                                 ---------
                                                       702
                                                 ---------

STATEMENT OF NET ASSETS
================================================================================
SEI INSTITUTIONAL MANAGED TRUST -- SEPTEMBER 30, 1997


MID-CAP PORTFOLIO
--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                          SHARES     VALUE (000)
--------------------------------------------------------------------------------
METALS & MINING -- 1.1%
   Phelps Dodge                        4,800     $     373
                                                 ---------
MISCELLANEOUS BUSINESS SERVICES-- 1.7%
   Adaptec*                            3,500           164
   GTech*                             12,200           417
                                                 ---------
                                                       581
                                                 ---------
PAPER & PAPER PRODUCTS -- 0.5%
   Westvaco                            5,300           191
                                                 ---------
PETROLEUM & FUEL PRODUCTS -- 5.2%
   Apache                              3,500           150
   Ensco International                 5,000           197
   Rowan*                             13,800           492
   Tidewater                          12,600           746
   Union Texas Petroleum              10,200           240
                                                 ---------
                                                     1,825
                                                 ---------
PETROLEUM REFINING -- 3.0%
   Lyondell Petrochemical             17,900           469
   USX-Marathon Group                 15,600           580
                                                 ---------
                                                     1,049
                                                 ---------
PRINTING & PUBLISHING -- 2.1%
   American Greetings, Cl A            5,500           203
   Washington Post, Cl B               1,200           538
                                                 ---------
                                                       741
                                                 ---------
RETAIL -- 8.2%
   Dayton-Hudson                       9,000           539
   F.W. Woolworth*                    22,100           489
   General Nutrition*                  3,300            96
   Lone Star Steakhouse & Saloon*     10,400           217
   Outback Steakhouse*                 3,400            94
   Reebok International                4,300           209
   Ross Stores                        15,800           539
   Tandy                               6,200           208
   TJX                                10,800           330
   Wendy's International               7,000           149
                                                 ---------
                                                     2,870
                                                 ---------
SEMI-CONDUCTORS/INSTRUMENTS -- 0.5%
   National Semiconductor*             4,200           172
                                                 ---------
SPECIALTY CONSTRUCTION -- 0.6%
   Oakwood Homes                       7,600           216
                                                 ---------
STEEL & STEEL WORKS -- 1.7%
   Engelhard                           5,600           121
   USX-US Steel Group                 13,300           462
                                                 ---------
                                                       583
                                                 ---------

--------------------------------------------------------------------------------
                                   SHARES/FACE    MARKET
DESCRIPTION                       AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
TELEPHONES & TELECOMMUNICATION -- 2.8%
   Century Telephone Enterprises      13,300     $     585
   Cincinnati Bell                    13,400           381
                                                 ---------
                                                       966
                                                 ---------
TRUCKING -- 2.3%
   Pittston Services                   9,700           389
   Ryder System                       11,700           420
                                                 ---------
                                                       809
                                                 ---------
WHOLESALE -- 4.5%
   Arrow Electronics*                  8,200           476
   First Brands                       16,200           433
   Richfood Holdings                  16,300           423
   Supervalu                           6,600           259
                                                 ---------
                                                     1,591
                                                 ---------
Total Common Stocks
    (Cost $24,381)                                  32,302
                                                 ---------
REPURCHASE AGREEMENT -- 7.9%
   J.P. Morgan
     6.050%,  dated 09/30/97,
     matures  10/01/97,  repurchase
     price  $2,767,000
     (collateralized by FHLMC
     obligation,  par value $993,091,
     6.500%, 08/01/12,
     FNMA obligation, $1,830,304,
     7.000%, 08/01/27, total
     market value: $2,822,000)         2,767         2,767
                                                 ---------
Total Repurchase Agreement
   (Cost $2,767)                                     2,767
                                                 ---------
Total Investments -- 100.1%
   (Cost $27,148)                                   35,069
                                                 ---------
Other Assets and Liabilities, Net-- (0.1%)             (22)
                                                 ---------
NET ASSETS:
Portfolio Shares of Class A (unlimited
   authorization  -- no par value) based on
   1,791,803 outstanding shares of
   beneficial interest                              22,156
Undistributed net investment income                     40
Accumulated net realized gain
   on investments                                    4,930
Net unrealized appreciation on investments           7,921
                                                 ---------
Total Net Assets-- 100.0%                          $35,047
                                                 =========
Net Asset Value, Offering and Redemption
   Price Per Share-- Class A                        $19.56
                                                 =========
* NON-INCOME PRODUCING SECURITY
CL --CLASS
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

================================================================================



CAPITAL APPRECIATION PORTFOLIO
--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCKS -- 85.8%
AIRCRAFT -- 4.2%
   Allied Signal                      69,400       $ 2,949
   Boeing                             26,970         1,468
   United Technologies                31,500         2,551
                                                 ---------
                                                     6,968
                                                 ---------
AUTOMOTIVE -- 0.5%
   Ford Motor                         17,200           778
                                                 ---------
BANKS -- 7.6%
   Banc One                           36,241         2,023
   Bank of New York                   23,000         1,104
   BankAmerica                        13,100           960
   Barnett Banks                      16,100         1,139
   Chase Manhattan                     8,900         1,050
   Citicorp                            9,200         1,232
   Crestar Financial                   6,400           300
   First Union                        25,000         1,252
   NationsBank                        14,400           891
   PNC Bank                           13,200           644
   U.S. Bancorp                        3,600           347
   Washington Mutual                  21,250         1,482
                                                 ---------
                                                    12,424
                                                 ---------
BEAUTY PRODUCTS -- 2.3%
   Avon Products                      33,600         2,083
   Colgate-Palmolive                  14,000           976
   Procter & Gamble                    9,200           635
                                                 ---------
                                                     3,694
                                                 ---------
CHEMICALS -- 1.7%
   Air Products & Chemicals            1,800           149
   Monsanto                           27,800         1,084
   Praxair                            30,900         1,582
                                                 ---------
                                                     2,815
                                                 ---------
COMMUNICATIONS EQUIPMENT -- 1.5%
   GTE                                34,400         1,561
   Scientific-Atlanta                 41,300           934
                                                 ---------
                                                     2,495
                                                 ---------
COMPUTERS & SERVICES -- 3.5%
   3Com*                              11,900           610
   Ceridian*                          16,100           596
   Cisco Systems*                     28,300         2,068
   Compaq Computer*                    2,600           194
   International Business Machines    21,400         2,267
                                                 ---------
                                                     5,735
                                                 ---------
DRUGS -- 5.7%
   Abbott Laboratories                29,500         1,886
   American Home Products             41,400         3,022
   Amgen*                             10,000           479
   Bristol-Myers Squibb               26,300         2,176


--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------
   Medpartners*                       36,800        $  789
   Warner Lambert                      7,700         1,039
                                                 ---------
                                                     9,391
                                                 ---------
ENTERTAINMENT -- 0.7%
   Walt Disney                        14,700         1,185
                                                 ---------
ENVIRONMENTAL SERVICES -- 0.4%
   USA Waste Services*                18,299           730
                                                 ---------
FINANCIAL SERVICES -- 1.1%
   FHLMC                              29,600         1,043
   Quick & Reilly Group               20,000           749
                                                 ---------
                                                     1,792
                                                 ---------
FOOD, BEVERAGE & TOBACCO -- 6.4%
   Campbell Soup                       3,600           176
   Coca-Cola                          24,400         1,487
   CPC International                  13,000         1,204
   Hershey Foods                      24,300         1,373
   Kellogg                            25,000         1,053
   PepsiCo*                           13,100           531
   PepsiCo When-Issued*                1,600            60
   Philip Morris                      67,200         2,793
   Ralston-Ralston Purina Group       18,300         1,620
   RJR Nabisco                         6,900           237
                                                 ---------
                                                    10,534
                                                 ---------
GLASS PRODUCTS -- 0.4%
   Corning                            12,900           610
                                                 ---------
HOTELS & LODGING -- 0.2%
   HFS*                                2,100           156
   ITT*                                2,100           142
                                                 ---------
                                                       298
                                                 ---------
HOUSEHOLD PRODUCTS -- 3.4%
   General Electric                   77,100         5,248
   Hubbell, Cl B                       8,300           384
                                                 ---------
                                                     5,632
                                                 ---------
INSURANCE -- 4.8%
   American International Group       17,400         1,795
   Equifax                            22,600           710
   General Re                          3,000           596
   Hartford Financial Services Group  23,300         2,005
   Nationwide Financial Services      11,200           312
   PMI Group                          19,900         1,141
   Travelers                          19,931         1,360
                                                 ---------
                                                     7,919
                                                 ---------
LEISURE PRODUCTS -- 0.9%
   Hasbro                              7,000           197
   Mattel                             40,350         1,337
                                                 ---------
                                                     1,534
                                                 ---------

STATEMENT OF NET ASSETS
================================================================================
SEI INSTITUTIONAL MANAGED TRUST -- SEPTEMBER 30, 1997


CAPITAL APPRECIATION PORTFOLIO
--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                          SHARES     VALUE (000)
--------------------------------------------------------------------------------
MACHINERY -- 2.8%
   Baker Hughes                       11,400   $       499
   Tenneco                            19,000           910
   Tyco International Ltd             38,123         3,128
                                                 ---------
                                                     4,537
                                                 ---------
MARINE TRANSPORTATION -- 0.9%
   Carnival, Cl A                     31,700         1,466
                                                 ---------
MEASURING DEVICES -- 1.0%
   Honeywell                          24,400         1,639
                                                 ---------
MEDICAL PRODUCTS & SERVICES -- 3.5%
   Baxter International               33,500         1,750
   Boston Scientific*                 17,823           984
   Healthsouth Rehabilitation*        32,800           875
   Horizon/CMS Healthcare*            21,700           486
   Tenet Healthcare*                  45,900         1,337
   Vencor*                             6,500           268
                                                 ---------
                                                     5,700
                                                 ---------
MISCELLANEOUS BUSINESS SERVICES-- 5.1%
   Automatic Data Processing           8,200           410
   CUC International*                 35,700         1,107
   First Data                         53,400         2,006
   McAfee Associates*                  5,100           270
   Microsoft*                         25,900         3,427
   Oracle Systems*                    30,225         1,101
                                                 ---------
                                                     8,321
                                                 ---------
MISCELLANEOUS MANUFACTURING -- 0.3%
   Minnesota Mining &
     Manufacturing                     6,000           555
                                                 ---------
OFFICE FURNITURE & FIXTURES -- 0.7%
   Lear*                              23,800         1,172
                                                 ---------
PETROLEUM & FUEL PRODUCTS -- 1.2%
   Halliburton                        21,000         1,092
   Schlumberger                        7,700           648
   Transocean Offshore                 4,800           230
                                                 ---------
                                                     1,970
                                                 ---------
PETROLEUM REFINING -- 2.3%
   British Petroleum, PLC, ADR        16,900         1,535
   Mobil                              20,500         1,517
   Royal Dutch Petroleum               5,200           289
   Tosco                              14,100           491
                                                 ---------
                                                     3,832
                                                 ---------
PHOTOGRAPHIC EQUIPMENT & SUPPLIES -- 1.4%
   Xerox                              28,100         2,366
                                                 ---------




--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                          SHARES     VALUE (000)
--------------------------------------------------------------------------------
PRINTING & PUBLISHING -- 2.4%
   Gannett                            15,000     $   1,619
   New York Times, Cl A               43,300         2,273
                                                 ---------
                                                     3,892
                                                 ---------
RAILROADS -- 0.6%
   Burlington Northern Santa Fe        9,800           947
                                                 ---------
RETAIL -- 12.2%
   Albertson's                        15,500           541
   American Stores                     9,900           241
   Costco*                            31,600         1,189
   CVS                                38,800         2,207
   Federated Department Stores*       28,500         1,229
   Gillette                           39,800         3,435
   Home Depot                         24,250         1,264
   Johnson & Johnson                  44,300         2,553
   The Limited                        40,000           978
   Office Depot*                      20,000           404
   Rite Aid                           24,000         1,331
   Safeway*                           23,700         1,289
   Sherwin Williams                   21,900           645
   Staples*                           26,100           721
   Tandy                              35,000         1,177
   Wendy's International              33,200           706
                                                 ---------
                                                    19,910
                                                 ---------
SEMI-CONDUCTORS/INSTRUMENTS -- 1.8%
   Intel                              32,400         2,991
                                                 ---------
TELEPHONES & TELECOMMUNICATION -- 1.8%
   BellSouth                           1,200            56
   Lucent Technologies                13,000         1,058
   L.M. Ericsson Telephone, ADR*      26,900         1,290
   MCI Communications                 16,500           485
                                                 ---------
                                                     2,889
                                                 ---------
WASTE MANAGEMENT -- 0.2%
   Molten Metal Technology*           65,500           360
                                                 ---------
WHOLESALE -- 2.3%
   JP Food Service*                   16,300           513
   Motorola                            4,400           316
   Sysco                              37,700         1,393
   Unilever NV, ADR                    3,900           829
   W.W. Grainger                       8,200           730
                                                 ---------
                                                     3,781
                                                 ---------
Total Common Stocks
   (Cost $109,686)                                 140,862
                                                 ---------

================================================================================


--------------------------------------------------------------------------------
                                   SHARES/FACE    MARKET
DESCRIPTION                       AMOUNT (000)  VALUE (000)

PREFERRED STOCKS -- 1.3%
--------------------------------------------------------------------------------
METALS & MINING -- 0.7%
   Freeport-McMoran Copper & Gold,
     Convertible to 0.8350 shares     40,000       $ 1,108
                                                 ---------
TELEPHONES & TELECOMMUNICATION -- 0.6%
   Airtouch Communications
     Convertible to 1.3790 shares     17,000           959
                                                 ---------
Total Preferred Stocks
   (Cost $1,891)                                     2,067
                                                 ---------
CONVERTIBLE BONDS -- 5.6%
   Masco, Convertible to 23.3640 shares
      5.250%, 02/15/12                 1,850         2,091
   Office Depot, Convertible
     to 19.5090 shares
      0.000%, 12/11/07                 2,700         1,725
   UNC, Convertible to
     64.9350 shares
      7.500%, 03/31/06                 1,900         1,926
   USA Waste Services, Convertible
     to 35.3243 shares
      5.000%, 03/01/06                   700         1,048
   WMX Technologies, Convertible
     to 26.078 shares
      2.000%, 01/24/05                 2,500         2,406
                                                 ---------
Total Convertible Bonds
   (Cost $8,568)                                     9,196
                                                 ---------
CORPORATE BOND -- 1.1%
   Mascotech Callable
      4.500%, 12/15/03                 2,000         1,800
                                                 ---------
Total Corporate Bond
   (Cost $1,820)                                     1,800
                                                 ---------
U.S. TREASURY OBLIGATION -- 0.2%
   U.S. Treasury Bill (A)
Zero coupon, 02/05/98                    300           295
                                                 ---------
Total U.S. Treasury Obligation
   (Cost $295)                                         295
                                                 ---------


--------------------------------------------------------------------------------
                                      FACE        MARKET
DESCRIPTION                       AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------

REPURCHASE AGREEMENT -- 3.5%
   J.P. Morgan
     6.050%,  dated 09/30/97, matures
     10/01/97,  repurchase  price
     $5,835,000 (collateralized by
     various GNMA obligations, par
     value $5,817,000,  7.500%,
     09/15/27, total market
     value: $5,951,000)                5,834     $   5,834
                                                 ---------
Total Repurchase Agreement
   (Cost $5,834)                                     5,834
                                                 ---------
Total Investments -- 97.5%
   (Cost $128,094)                                $160,054
                                                 ---------
Other Assets and Liabilities, Net-- 2.5%             4,184
                                                 ---------

NET ASSETS:
Portfolio Shares of Class A (unlimited
   authorization  -- no par value) based on
   9,022,293 outstanding shares of
   beneficial interest                              90,780
Undistributed net investment income                    362
Accumulated net realized gain
   on investments                                   41,036
Net unrealized appreciation on
   futures contracts                                   100
Net unrealized appreciation on investments          31,960
                                                 ---------
Total Net Assets-- 100.0%                         $164,238
                                                 =========
Net Asset Value, Offering and Redemption
   Price Per Share-- Class A                        $18.20
                                                 =========
* NON-INCOME PRODUCING SECURITY
(A) SECURITY HAS BEEN PLEDGED AS COLLATERAL ON OPEN FUTURES CONTRACTS. ADR -- AMERICAN DEPOSITORY RECEIPT
CL --CLASS
FHLMC  --FEDERAL  HOME LOAN  MORTGAGE CORPORATION
GNMA --  GOVERNMENT  NATIONAL  MORTGAGE  ASSOCIATION
PLC -- PUBLIC LIMITED  COMPANY
THE  ACCOMPANYING  NOTES ARE AN INTEGRAL  PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS
================================================================================

SEI INSTITUTIONAL MANAGED TRUST -- SEPTEMBER 30, 1997


EQUITY INCOME PORTFOLIO



--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                          SHARES     VALUE (000)
--------------------------------------------------------------------------------


COMMON STOCKS -- 93.8%
AUTOMOTIVE -- 0.9%
   Genuine Parts                      51,625     $   1,591
                                                 ---------
BANKS -- 10.1%
   Banc One                           98,900         5,520
   BankAmerica                        15,650         1,147
   First Union                        35,400         1,772
   Fleet Financial Group              47,200         3,095
   JP Morgan                          26,525         3,014
   National City                      27,100         1,668
   NationsBank                        22,900         1,417
                                                 ---------
                                                    17,633
                                                 ---------
BEAUTY PRODUCTS -- 1.0%
   International Flavors &
     Fragrances                       37,100         1,818
                                                 ---------
CHEMICALS -- 5.6%
   Betz Laboratories                  25,900         1,771
   BF Goodrich                        53,200         2,407
   Dow Chemical                       25,700         2,331
   Rohm & Haas                        19,200         1,842
   Witco Chemical                     28,700         1,309
                                                 ---------
                                                     9,660
                                                 ---------
COMMUNICATIONS EQUIPMENT -- 0.6%
   GTE                                23,725         1,077
                                                 ---------
DRUGS -- 4.2%
   American Home Products             19,150         1,398
   Bristol-Myers Squibb               53,775         4,450
   Smithkline Beecham, PLC, ADR       28,750         1,405
                                                 ---------
                                                     7,253
                                                 ---------
ELECTRICAL SERVICES -- 3.9%
   Baltimore Gas & Electric           72,850         2,022
   Duke Power                         26,250         1,298
   Pacificorp                         83,675         1,872
   TECO Energy                        65,350         1,601
                                                  ---------
                                                     6,793
                                                 ---------
ENVIRONMENTAL SERVICES -- 0.8%
   Browning-Ferris Industries         39,100         1,488
                                                 ---------
FOOD, BEVERAGE & TOBACCO -- 8.5%
   Anheuser Busch                     67,600         3,050
   Fortune Brands                     27,400           923
   General Mills                      44,500         3,068
   HJ Heinz                           68,300         3,155
   Kellogg                            40,700         1,714
   Philip Morris                      68,025         2,827
                                                 ---------
                                                    14,737
                                                 ---------




--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                          SHARES     VALUE (000)
--------------------------------------------------------------------------------

GAS/NATURAL GAS -- 3.0%
   Consolidated Natural Gas           52,925     $   3,080
   Williams                           45,700         2,139
                                                 ---------
                                                     5,219
                                                 ---------
HOUSEHOLD PRODUCTS -- 2.5%
   Clorox                              9,025           669
   General Electric                   24,550         1,671
   Kimberly-Clark                     42,325         2,071
                                                 ---------
                                                     4,411
                                                 ---------
INSURANCE -- 8.2%
   American General                   49,400         2,563
   Jefferson Pilot                    23,400         1,849
   Lincoln National                   15,609         1,087
   Marsh & McLennan                   66,000         5,057
   Safeco                             18,675           990
   St. Paul                           33,400         2,724
                                                 ---------
                                                    14,270
                                                 ---------
LEASING & RENTING -- 1.4%
   Pitney Bowes                       29,500         2,454
                                                 ---------
LUMBER & WOOD PRODUCTS -- 0.9%
   Georgia-Pacific                    14,900         1,555
                                                 ---------
MACHINERY -- 3.2%
   Dresser Industries                 63,175         2,717
   Tenneco                            59,825         2,864
                                                 ---------
                                                     5,581
                                                 ---------
MEDICAL PRODUCTS & SERVICES -- 2.3%
   Baxter International               75,100         3,924
                                                 ---------
MISCELLANEOUS MANUFACTURING -- 1.3%
   Minnesota Mining &
     Manufacturing                    23,625         2,185
                                                 ---------
PAPER & PAPER PRODUCTS -- 3.4%
   International Paper                29,400         1,619
   Union Camp                         27,500         1,696
   Weyerhaeuser                       42,775         2,540
                                                 ---------
                                                     5,855
                                                 ---------
PETROLEUM & FUEL PRODUCTS -- 3.4%
   Atlantic Richfield                 42,625         3,642
   Phillips Petroleum                 45,125         2,330
                                                 ---------
                                                     5,972
                                                 ---------
PETROLEUM REFINING -- 5.7%
   Amoco                              42,000         4,048
   Chevron                            31,050         2,583

================================================================================


--------------------------------------------------------------------------------
                                   SHARES/FACE    MARKET
DESCRIPTION                       AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------

   Mobil                              21,800    $    1,613
   Texaco                             27,400         1,683
                                                 ---------
                                                     9,927
                                                 ---------
PRINTING & PUBLISHING -- 5.5%
   Dow Jones                          30,675         1,434
   McGraw-Hill                       100,275         6,787
   R.R. Donnelley & Sons              35,425         1,264
                                                 ---------
                                                     9,485
                                                 ---------
RAILROADS -- 1.0%
   Union Pacific                      27,425         1,718
                                                 ---------
RETAIL -- 3.5%
   JC Penney                          61,225         3,566
   May Department Stores              45,925         2,503
                                                 ---------
                                                     6,069
                                                 ---------
RUBBER & PLASTIC -- 0.6%
   Rubbermaid                         38,500           984
                                                 ---------
SEMI-CONDUCTORS/INSTRUMENTS -- 2.5%
   AMP                                47,725         2,556
   Thomas & Betts                     33,400         1,824
                                                 ---------
                                                     4,380
                                                 ---------
SPECIALTY MACHINERY -- 2.3%
   Cooper Industries                  73,050         3,949
                                                 ---------
SPECIALTY SERVICES -- 1.0%
   National Service Industries        40,993         1,801
                                                 ---------
TELEPHONES & TELECOMMUNICATION -- 6.5%
   Ameritech                          36,825         2,449
   Bell Atlantic                      50,710         4,079
   BellSouth                          30,000         1,388
   SBC Telecommunications             25,587         1,570
   US West                            45,766         1,762
                                                 ---------
                                                    11,248
                                                 ---------
Total Common Stocks
   (Cost $111,755)                                 163,037
                                                 ---------

U.S. TREASURY OBLIGATION -- 0.3%
   U.S. Treasury Bill (A)
Zero coupon, 02/05/98                    500           491
                                                 ---------
Total U.S. Treasury Obligation
   (Cost $491)                                         491
                                                 ---------

--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                          SHARES     VALUE (000)
--------------------------------------------------------------------------------


REPURCHASE AGREEMENT -- 5.5%
   J.P. Morgan
     6.050%,  dated 09/30/97,
     matures  10/01/97,  repurchase
     price  $9,589,000 (collateralized
     by various GNMA obligations,
     par value $9,577,000,  7.500%,
     03/15/27-09/15/27, total
     market value: $9,778,000)         9,587     $   9,587
                                                 ---------
Total Repurchase Agreement
   (Cost $9,587)                                     9,587
                                                 ---------
Total Investments -- 99.6%
   (Cost $121,833)                                 173,115
                                                 ---------
Other Assets and Liabilities, Net-- 0.4%               651
                                                 ---------

NET ASSETS:
Portfolio Shares of Class A (unlimited
   authorization  -- no par value) based on
   9,640,580 outstanding shares of
   beneficial interest                              93,150
Undistributed net investment income                  1,348
Accumulated net realized gain
   on investments                                   27,950
Net unrealized appreciation on
   futures contracts                                    36
Net unrealized appreciation
   on investments                                   51,282
                                                 ---------
Total Net Assets-- 100.0%                         $173,766
                                                 =========
Net Asset Value, Offering and Redemption
   Price Per Share-- Class A                        $18.02
                                                 =========
(A) SECURITY HAS BEEN PLEDGED AS COLLATERAL ON OPEN FUTURES CONTRACTS. ADR -- AMERICAN DEPOSITORY RECEIPT
GNMA -- GOVERNMENT NATIONAL MORTGAGE  ASSOCIATION
PLC --PUBLIC LIMITED COMPANY
THE ACCOMPANYING  NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS
================================================================================

SEI INSTITUTIONAL MANAGED TRUST -- SEPTEMBER 30, 1997


BALANCED PORTFOLIO



--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                          SHARES     VALUE (000)
--------------------------------------------------------------------------------


COMMON STOCKS -- 52.3%
AIRCRAFT -- 2.7%
   Allied Signal                      12,600  $        535
   Boeing                              4,560           248
   Lockheed Martin                     1,000           107
                                                 ---------
                                                     1,392
                                                 ---------
AUTOMOTIVE -- 0.4%
   Ford Motor                          2,800           127
   General Motors                        800            54
                                                 ---------
                                                       181
                                                 ---------
BANKS -- 4.6%
   Banc One                            7,012           391
   Bank of New York                    2,200           106
   Barnett Banks                       5,000           354
   Chase Manhattan                     1,700           201
   Citicorp                            1,700           228
   Crestar Financial                   1,200            56
   First Union                         5,900           295
   Fleet Financial Group                 900            59
   Hibernia, Cl A                      6,000           102
   PNC Bank                            2,000            98
   U.S. Bancorp                        1,751           169
   Washington Mutual                   4,120           287
                                                 ---------
                                                     2,346
                                                 ---------
BEAUTY PRODUCTS -- 1.3%
   Avon Products                       7,100           440
   Colgate-Palmolive                   2,700           188
   Procter & Gamble                      800            55
                                                 ---------
                                                       683
                                                 ---------
CHEMICALS -- 1.6%
   Air Products & Chemicals              300            25
   Avery Dennison                      2,500           100
   Monsanto                            5,400           211
   Morton International                3,400           121
   Praxair                             7,400           379
                                                 ---------
                                                       836
                                                 ---------
COMMUNICATIONS EQUIPMENT -- 0.4%
   Nokia, Cl A, ADR                      400            38
   Scientific-Atlanta                  8,300           188
                                                 ---------
                                                       226
                                                 ---------
COMPUTERS & SERVICES -- 2.2%
   3Com*                               1,300            67
   Autotote, Cl A*                     7,181            19
   Ceridian*                           3,000           111

--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                          SHARES     VALUE (000)
--------------------------------------------------------------------------------

   Cisco Systems*                      5,400    $      395
   Compaq Computer*                      500            37
   Hewlett Packard                       600            42
   IBM                                 4,100           434
                                                 ---------
                                                     1,105
                                                 ---------
CONTAINERS & PACKAGING -- 0.0%
   Newell                                400            16
                                                 ---------
DRUGS -- 3.9%
   Abbott Laboratories                 4,100           262
   American Home Products              8,000           584
   Amgen*                              1,900            91
   Bristol-Myers Squibb                5,100           422
   Eli Lilly                             600            72
   Medpartners*                        7,200           154
   Merck                               1,900           190
   Warner Lambert                      1,500           202
                                                 ---------
                                                     1,977
                                                 ---------
ENTERTAINMENT -- 0.5%
   Walt Disney                         3,136           253
                                                 ---------
ENVIRONMENTAL SERVICES -- 0.4%
   USA Waste Services*                 3,530           141
   Waste Management                    1,200            42
                                                 ---------
                                                       183
                                                 ---------
FINANCIAL SERVICES -- 0.5%
   FHLMC                               5,700           201
   Quick & Reilly Group                1,500            56
                                                 ---------
                                                       257
                                                 ---------
FOOD, BEVERAGE & TOBACCO -- 3.1%
   Coca-Cola                           4,800           292
   CPC International                   2,300           213
   Hershey Foods                       1,300            73
   Kellogg                               900            38
   PepsiCo                             2,900           118
   Philip Morris                      12,900           536
   Ralston-Ralston Purina              3,200           283
   RJR Nabisco                         1,100            38
                                                 ---------
                                                     1,591
                                                 ---------
GLASS PRODUCTS -- 0.2%
   Corning                             2,200           104
                                                 ---------
HOTELS & LODGING -- 0.1%
   HFS*                                  400            30
   ITT*                                  400            27
                                                 ---------
                                                        57
                                                 ---------
HOUSEHOLD PRODUCTS -- 2.0%
   General Electric                   14,700         1,001
                                                 ---------

================================================================================





--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                          SHARES     VALUE (000)
--------------------------------------------------------------------------------
INSURANCE -- 2.9%
   American International Group        3,425     $     353
   Equifax                             4,400           138
   General Re                            600           119
   Hartford Financial Services Group   4,500           387
   Nationwide Financial Services       2,200            61
   PMI Group                           3,000           172
   Travelers                           3,820           261
                                                 ---------
                                                     1,491
                                                 ---------
LEISURE PRODUCTS -- 0.6%
   Hasbro                              1,000            28
   Mattel                              7,700           255
                                                 ---------
                                                       283
                                                 ---------
MACHINERY -- 1.7%
   Baker Hughes                        2,200            96
   Bell & Howell*                      1,500            49
   Emerson Electric                    1,300            75
   Tenneco                               700            34
   Tyco International Ltd              7,279           597
                                                 ---------
                                                       851
                                                 ---------
MARINE TRANSPORTATION -- 0.6%
   Carnival, Cl A                      6,300           291
                                                 ---------
MEASURING DEVICES -- 0.6%
   Honeywell                           4,500           302
                                                 ---------
MEDICAL PRODUCTS & SERVICES -- 2.2%
   Baxter International                6,400           334
   Boston Scientific*                  3,370           186
   Healthsouth Rehabilitation*         6,400           171
   Horizon/CMS Healthcare*             4,200            94
   Tenet Healthcare*                   9,300           271
   Vencor*                             1,300            54
                                                 ---------
                                                     1,110
                                                 ---------
MISCELLANEOUS BUSINESS SERVICES-- 3.0%
   Automatic Data Processing           1,500            75
   CUC International*                  6,000           186
   First Data                         10,300           387
   McAfee Associates*                  2,200           117
   Microsoft*                          4,300           569
   Oracle Systems*                     5,900           215
                                                 ---------
                                                     1,549
                                                 ---------
MISCELLANEOUS MANUFACTURING -- 0.3%
   Masco                               2,000            92
   Minnesota Mining & Manufacturing      700            65
                                                 ---------
                                                       157
                                                 ---------
OFFICE FURNITURE & FIXTURES -- 0.5%
   Lear*                               5,300           261
                                                 ---------






--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                          SHARES     VALUE (000)
--------------------------------------------------------------------------------

PETROLEUM & FUEL PRODUCTS -- 1.0%
   Halliburton                         4,800     $     250
   Schlumberger                        1,700           143
   Transocean Offshore                 1,000            48
   Union Pacific Resources             2,826            74
                                                 ---------
                                                       515
                                                 ---------
PETROLEUM REFINING -- 1.3%
   British Petroleum, PLC, ADR         3,300           300
   Mobil                               4,000           296
   Tosco                               2,700            94
                                                 ---------
                                                       690
                                                 ---------
PHOTOGRAPHIC EQUIPMENT & SUPPLIES-- 0.9%
   Xerox                               5,400           455
                                                 ---------
PRINTING & PUBLISHING -- 0.9%
   Gannett                             1,800           194
   New York Times, Cl A                3,800           199
   Tribune                             1,200            64
   Viacom, Cl B*                         965            31
                                                 ---------
                                                       488
                                                 ---------
RAILROADS -- 0.5%
   Burlington Northern Santa Fe        2,500           242
                                                 ---------
RETAIL -- 6.9%
   Albertson's                         5,500           192
   American Stores                     1,900            46
   Costco*                             5,100           192
   CVS                                 7,400           421
   Federated Department Stores*        5,500           237
   Gillette                            7,817           675
   Home Depot                          5,049           263
   Johnson & Johnson                   8,500           490
   The Limited                         1,400            34
   Office Depot*                       9,100           184
   Rite Aid                            3,600           200
   Safeway*                            5,100           277
   Sherwin Williams                    4,200           124
   Staples*                            2,700            75
   Tandy                               1,400            47
   Wendy's International               4,300            91
                                                 ---------
                                                     3,548
                                                 ---------
SEMI-CONDUCTORS/INSTRUMENTS -- 1.1%
   Intel                               6,200           572
                                                 ---------
SPECIALTY MACHINERY -- 0.3%
   American Standard*                  4,300           173
                                                 ---------

STATEMENT OF NET ASSETS
================================================================================

SEI INSTITUTIONAL MANAGED TRUST -- SEPTEMBER 30, 1997


BALANCED PORTFOLIO



--------------------------------------------------------------------------------
                                   SHARES/FACE    MARKET
DESCRIPTION                       AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------

STEEL & STEEL WORKS -- 0.3%
   Aluminum Company of America         1,900     $     156
                                                 ---------
TELEPHONES & TELECOMMUNICATION -- 1.0%
   BellSouth                             200             9
   Lucent Technologies                 2,327           189
   L.M. Ericsson Telephone, ADR*       4,300           206
   MCI Communications                  3,800           112
                                                 ---------
                                                       516
                                                 ---------
WASTE MANAGEMENT -- 0.2%
   Allied Waste Industries*            2,800            54
   Molten Metal Technology*           10,000            55
                                                 ---------
                                                       109
                                                 ---------
WHOLESALE -- 1.6%
   JP Food Service*                    2,600            82
   Motorola                            1,784           128
   Sysco                               7,900           292
   Unilever NV, ADR                      800           170
   W.W. Grainger                       1,600           142
                                                 ---------
                                                       814
                                                 ---------
Total Common Stocks
   (Cost $21,661)                                   26,781
                                                 ---------
PREFERRED STOCKS -- 1.9%
AGRICULTURE -- 0.1%
   Houston Industries*
     Convertible to 0.8264 shares      1,100            57
                                                 ---------
COMPUTER & SERVICES -- 0.9%
   Microsoft
     Convertible to 1.0000 shares      5,200           456
                                                 ---------
FOOD, BEVERAGE & TOBACCO -- 0.3%
   Campbell Soup                         700            34
   Ralston Purina*
     Convertible to 1.6394 shares      1,400            94
                                                 ---------
                                                      128
                                                 ---------
METALS & MINING -- 0.3%
   Freeport-McMoran Copper & Gold,
     Convertible to 0.8350 shares      6,000           166
                                                 ---------
TELEPHONES & TELECOMMUNICATION -- 0.3%
   Sprint, Convertible to
     0.8673 shares                     4,200           158
                                                 ---------
Total Preferred Stocks
   (Cost $871)                                         965
                                                 ---------

--------------------------------------------------------------------------------
                                      FACE        MARKET
DESCRIPTION                       AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------

U.S. TREASURY OBLIGATIONS -- 6.2%
   U.S. Treasury Notes
      8.000%, 05/15/01                   400   $       426
      7.250%, 08/15/04                 1,490         1,585
      6.625%, 05/15/07                 1,120         1,157
                                                 ---------
Total U.S. Treasury Obligations
   (Cost $3,013)                                     3,168
                                                 ---------
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS -- 7.8%
   FNMA
      7.000%, 10/01/03                 1,143         1,155
   FHLMC
      6.000%, 12/01/98                   151           151
      8.000%, 06/01/02                   368           376
      7.000%, 10/01/02                   641           649
      8.000%, 12/01/02                   488           495
   FHLMC REMIC, Ser 1637, Cl E
      5.750%, 02/15/19                 1,185         1,174
                                                 ---------
Total U.S. Government Mortgage-Backed
   Obligations (Cost $3,842)                         4,000
                                                 ---------
CORPORATE OBLIGATIONS -- 26.2%
   American General Finance
      8.000%, 02/15/00                   830           863
   American Home Products
      7.900%, 02/15/05                   850           912
   AMR
      9.500%, 07/15/98                   275           282
   Bear Stearns
      7.000%, 03/01/07                   800           807
   Capital One
      6.660%, 08/17/98                   220           221
      7.000%, 04/30/01                 1,140         1,149
   Caterpillar
      6.180%, 09/01/99                   750           750
   Cooper Industries
      5.650%, 02/15/01                   880           863
   Countrywide Funding
      6.690%, 07/14/13                   995         1,001
   Fleet Mortgage Group
      6.500%, 06/15/00                 1,085         1,089
   Ford Motor Credit
      5.800%, 01/24/01                   175           172
   GMAC, MTN
      6.800%, 04/17/01                   985           997
   Homeside Lending, MTN
      6.875%, 05/15/00                   550           555
   Household Finance
      8.375%, 11/15/01                   355           380
   Ikon Capital Resources
      7.040%, 04/25/00                   675           687

================================================================================




--------------------------------------------------------------------------------
                                      FACE        MARKET
DESCRIPTION                       AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------

   Merrill Lynch
      8.250%, 11/15/99                   705     $     734
      6.450%, 08/30/00                   390           392
   Sears Roebuck
      7.120%, 06/26/01                   545           557
   WMX Technologies
      6.700%, 05/01/01                   980           991
                                                 ---------
Total Corporate Obligations
   (Cost $13,065)                                   13,402
                                                 ---------
CONVERTIBLE BONDS -- 1.4%
   Staples, Convertible to 30.303
     shares
      4.500%, 10/01/00                   200           262
   USA Waste Services, Convertible
     to 35.3243 shares
      5.000%, 03/01/06                   100           150
   WMX Technologies, Convertible
     to 26.078 shares
      2.000%, 01/24/05                   300           289
                                                 ---------
Total Convertible Bonds
   (Cost $527)                                         701
                                                 ---------
REPURCHASE AGREEMENT -- 2.8%
   J.P. Morgan
     6.050%,  dated 09/30/97,  matures
     10/01/97,  repurchase  price
     $1,435,000 (collateralized by
     GNMA obligation, par value
     $1,431,000, 7.500%, 09/15/27,
     total market value:
     $1,464,000)                       1,435         1,435
                                                 ---------
Total Repurchase Agreement
   (Cost $1,435)                                     1,435
                                                 ---------
Total Investments -- 98.6%
   (Cost $44,414)                                   50,452
                                                 ---------
Other Assets and Liabilities, Net-- 1.4%               743
                                                 ---------

--------------------------------------------------------------------------------
                                      FACE        MARKET
DESCRIPTION                       AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------


NET ASSETS:
Portfolio Shares of Class A (unlimited
   authorization  -- no par value) based on
   3,641,297 outstanding shares of
   beneficial interest                             $39,159
Undistributed net investment income                    514
Accumulated net realized gain
   on investments                                    5,484
Net unrealized appreciation
   on investments                                    6,038
                                                 ---------
Total Net Assets-- 100.0%                          $51,195
                                                 =========
Net Asset Value, Offering and Redemption
   Price Per Share-- Class A                        $14.06
                                                 =========
* NON-INCOME PRODUCING SECURITY
ADR -- AMERICAN DEPOSITORY RECEIPT
CL --CLASS
FHLMC --  FEDERAL  HOME  LOAN  MORTGAGE  CORPORATION
FNMA --  FEDERAL  NATIONAL MORTGAGE  CORPORATION
GNMA -- GOVERNMENT  NATIONAL  MORTGAGE  ASSOCIATION
MTN -- MEDIUM TERM NOTE
PLC -- PUBLIC LIMITED CORPORATION
REMIC -- REAL ESTATE MORTGAGE INVESTMENT CONDUIT
SER -- SERIES
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


CORE FIXED INCOME PORTFOLIO

U.S. TREASURY OBLIGATIONS -- 28.7%
   U.S. Treasury Bill
Zero coupon, 03/05/98                  1,800     $   1,760
   U.S. Treasury Bonds
     10.750%, 02/15/03                 3,750         4,543
      9.250%, 02/15/16                70,365        91,340
      6.500%, 11/15/26                22,290        22,448
      6.625%, 02/15/27                89,040        91,134
      6.375%, 08/15/27                 9,410         9,359
   U.S. Treasury Notes
      6.000%, 06/30/99                24,800        24,883
      5.875%, 11/15/99                   960           961
      6.375%, 05/15/00                 3,045         3,081
      6.625%, 07/31/01                14,490        14,799
      6.500%, 05/31/02                 8,000         8,148
      6.250%, 06/30/02                   520           525
      6.250%, 08/31/02                 6,000         6,051
      5.875%, 09/30/02                 2,200         2,187
      3.375%, 01/15/07*(E)            24,523        24,040
                                                 ---------

STATEMENT OF NET ASSETS
================================================================================

SEI INSTITUTIONAL MANAGED TRUST -- SEPTEMBER 30, 1997


CORE FIXED INCOME PORTFOLIO


--------------------------------------------------------------------------------
                                      FACE        MARKET
DESCRIPTION                       AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------

Total U.S. Treasury Obligations
   (Cost $298,210)                               $ 305,259
                                                 ---------

CORPORATE OBLIGATIONS -- 23.6%
   Associates Corporation of North America
      9.125%, 04/01/00                 1,375         1,466
   BA Capital Trust A (A) (B)
      7.900%, 01/15/27                 4,630         4,665
   Banco Nacional de Mexico
     Ser 1996 (B)
      6.250%, 12/01/03                 4,425         4,405
   BankAmerica
      9.200%, 05/15/03                   850           955
   Bear Stearns
      6.500%, 06/15/00                 2,550         2,566
      6.750%, 08/15/00                 2,000         2,025
      9.375%, 06/01/01                 1,000         1,097
   Boston Edison
      9.875%, 06/01/20                 2,000         2,187
      9.375%, 08/15/21                 4,500         5,102
   British Aerospace Financial (A)
      7.500%, 07/01/27                11,550        11,969
   Chrysler Financial
     13.250%, 10/15/99                   850           964
   Commonwealth Edison
      9.750%, 02/15/20                 2,475         2,682
      9.875%, 06/15/20                   850           985
   Continental Bank, N.A.
     12.500%, 04/01/01                 1,850         2,192
   Continental Cablevision
      8.875%, 09/15/05                 1,050         1,175
      9.000%, 09/01/08                 2,900         3,339
      9.500%, 08/01/13                 2,950         3,440
   Countrywide Capital I
      8.000%, 12/15/26                 1,750         1,761
   Dayton Hudson
     10.000%, 01/01/11                 1,000         1,239
      8.600%, 01/15/12                   941         1,074
   Deseret Generator &
     Transportation Coop
      9.375%, 01/02/11                   967         1,008
   Dresdner Bank
      7.250%, 09/15/15                 1,700         1,721
   Eckerd Jack Corporate
      9.250%, 02/15/04                 1,000         1,075
   Equitable Companies
      9.000%, 12/15/04                 4,000         4,495
   Federal Express
      9.650%, 06/15/12                 3,175         3,838
      9.625%, 10/15/19                   850           915
   Federal Paperboard
      8.875%, 07/01/12                 1,700         1,997

--------------------------------------------------------------------------------
                                      FACE        MARKET
DESCRIPTION                       AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------


   First National Bank of Omaha
      7.320%, 12/01/10                   750    $      747
   First USA
      7.000%, 08/20/01                 1,175         1,200
   First USA Bank, MTN
      5.850%, 02/22/01                 4,000         3,940
   First USA Bank of
     Wilmington Delaware, MTN
      6.375%, 10/23/00                 6,000         6,022
   Fleet Financial Group
      9.900%, 06/15/01                 2,000         2,217
   FNMA, MTN
      8.250%, 04/23/12                 3,375         3,401
   Ford Capital
     10.125%, 11/15/00                 1,275         1,410
   Ford Motor Credit
      8.375%, 01/15/00                 1,850         1,936
      6.850%, 08/15/00                 3,425         3,481
      9.500%, 09/15/11                 1,000         1,227
      7.700%, 05/15/37                 4,200         4,410
   General Motors Capital
      9.625%, 12/01/00                 1,450         1,586
   Georgia Pacific
      9.500%, 12/01/11                 1,500         1,811
      9.750%, 01/15/18                 2,250         2,343
      9.875%, 11/01/21                 3,475         3,927
   GMAC
      8.000%, 10/01/99                 1,850         1,912
      9.375%, 04/01/00                 1,250         1,339
      9.625%, 05/15/00                 1,060         1,143
      Zero coupon, 06/15/15           10,000         2,875
   Goldman Sachs
      6.250%, 02/01/03                 4,700         4,612
   GTE
     10.250%, 11/01/20                 1,700         1,923
   Hydro Quebec
      8.050%, 07/07/24                 2,550         2,843
   Hydro Quebec, Ser FU
     11.750%, 02/01/12                 1,300         1,828
   Hydro Quebec, Ser GW
      9.750%, 01/15/18                 3,850         4,326
   JC Penney
      9.750%, 06/15/21                 2,550         2,834
   JP Morgan Capital
      7.950%, 02/01/27                   700           717
   K N Energy
      9.625%, 08/01/21                 1,900         2,251
   Korea Development Bank
      7.125%, 09/17/01                 1,300         1,311
   Korea Electric Power
      7.750%, 04/01/13                 1,285         1,320
      6.750%, 08/01/27                 1,075         1,060

================================================================================


--------------------------------------------------------------------------------
                                      FACE        MARKET
DESCRIPTION                       AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------

   Lehman Brothers
      9.875%, 10/15/00                 3,225    $    3,519
      6.125%, 02/01/01                 2,825         2,797
   Lehman Brothers, MTN
      9.375%, 01/15/99                 3,600         3,744
   Loew's
      7.625%, 06/01/23                 2,550         2,544
   Long Island Lighting
      9.625%, 07/01/24                 2,110         2,237
   May Department Stores
      9.875%, 06/15/21                 2,150         2,459
   Midland Bank PLC
      6.950%, 03/15/11                 3,700         3,695
   Mobile Energy Services
      8.665%, 01/01/17                   758           806
   NRG Energy  (A) (B)
      7.625%, 02/01/06                 2,000         2,057
   National Bank of Hungary
      8.875%, 11/01/13                 1,550         1,736
   National Rural Utilities
     Cooperative Finance
      9.000%, 09/01/21                 1,400         1,585
   NCNB Bank
     10.200%, 07/15/15                 3,040         3,941
   New York Tel
      9.375%, 07/15/31                 2,900         3,291
   News America Holdings
     10.125%, 10/15/12                 1,100         1,280
   Norsk Hydro A/S
      9.000%, 04/15/12                 1,575         1,886
   Oneok
      9.750%, 12/01/20                 1,150         1,292
   Paine Webber Group, MTN
      6.930%, 08/15/03                 1,200         1,204
   Philip Morris Global
      7.000%, 07/15/05                 1,850         1,864
   Phillips Petroleum
      9.180%, 09/15/21                 2,800         3,080
   Pohang Iron & Steel
      7.125%, 07/15/04                 1,250         1,236
      7.375%, 05/15/05                   585           586
   Province of NewFoundland
     10.000%, 12/01/20                   850         1,108
   Public Services Electric & Gas
      7.625%, 02/01/00                 1,170         1,205
   PVNGS II Funding
      8.000%, 12/30/15                 4,500         4,809
   RJR Nabisco
      8.250%, 07/01/04                 3,750         3,858
      8.750%, 08/15/05                   950           996
      8.500%, 07/01/07                   600           624
      8.750%, 07/15/07                 2,535         2,681

--------------------------------------------------------------------------------
                                      FACE        MARKET
DESCRIPTION                       AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------

   Rohm & Haas
      9.500%, 04/01/21                 2,500     $   2,787
   Salomon Brothers
      7.750%, 05/15/00                 1,275         1,318
      6.750%, 02/15/03                 2,100         2,100
   Sumitomo Bank International
      9.550%, 07/15/00                 2,000         2,160
   Swiss Bank
      7.000%, 10/15/15                 1,700         1,687
   System Energy Resources
      7.430%, 01/15/11                 2,262         2,252
   TCI Communications
      8.750%, 08/01/15                 6,495         7,136
   Tele-Communications
      9.250%, 01/15/23                   850           932
   Tenneco
      7.450%, 12/15/25                   500           494
   Transamerica Finance
      6.750%, 06/01/00                 3,455         3,490
   Union Camp
     10.000%, 05/01/19                 1,700         1,874
      9.250%, 08/15/21                   500           544
   US West Capital Funding
      7.900%, 02/01/27                 3,650         3,837
   USA Waste Services
      7.125%, 10/01/07                 2,000         2,025
   Westvaco
     10.125%, 06/01/19                 1,000         1,101
   Weyerhaeuser
      7.250%, 07/01/13                 1,875         1,924
   Wharf Capital
      8.875%, 11/01/04                   975         1,059
   Wharf International Finance
      7.625%, 03/13/07                   750           763
   Zurich Capital Trust (A) (B)
      8.376%, 06/01/37                 8,700         9,298
                                                 ---------
Total Corporate Obligations
   (Cost $246,124)                                 251,190
                                                 ---------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 0.5%
   Resolution Trust Funding
      8.625%, 01/15/30                 1,410         1,795
   Resolution Trust Funding STRIPS
Zero coupon, 10/15/20                    945           205
   Resolution Trust Funding STRIPS
Zero coupon, 10/15/19                 16,000         3,720
                                                 ---------
Total U.S. Government Agency Obligations
   (Cost $4,937)                                     5,720
                                                 ---------

STATEMENT OF NET ASSETS
================================================================================

SEI INSTITUTIONAL MANAGED TRUST -- SEPTEMBER 30, 1997


CORE FIXED INCOME PORTFOLIO



--------------------------------------------------------------------------------
                                      FACE        MARKET
DESCRIPTION                       AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS -- 25.0%
   FHLMC
      9.000%, 12/01/05                   234      $    246
      7.000%, 02/01/09-09/01/27       31,532        31,460
      7.500%, 06/01/10-06/01/26        7,533         7,715
      6.500%, 04/01/12-04/01/26        7,382         7,198
      6.000%, 10/01/23                 4,768         4,539
      8.000%, 08/01/26                 5,904         6,099
   FHLMC  REMIC, Ser 1563 (A)
      8.444%, 08/15/08                 1,401         1,405
   FHLMC REMIC, Ser 1005, Cl D
      6.500%, 10/15/05                 1,190         1,187
   FHLMC REMIC, Cl IZ
      9.300%, 04/15/19                 3,849         4,112
   FHLMC TBA
      6.500%, 10/16/27                 7,296         7,248
   FNMA
      9.000%, 07/01/07                   242           254
      6.750%, 07/30/07                 1,000         1,000
      8.500%, 09/01/13                   106           111
      7.000%, 05/01/23-10/14/27       15,589        15,527
      7.500%, 03/01/24                 1,092         1,110
   FNMA CMO, Ser 1997-G5
      7.050%, 06/25/04                 5,345         5,401
   FNMA PO, Ser  94-9-C
      0.000%, 08/25/23                   363           286
   FNMA REMIC
      5.500%, 08/25/20                 5,192         4,975
   FNMA REMIC, Ser 1990-106, Cl J
      8.500%, 09/25/20                 1,332         1,397
   FNMA REMIC, Ser 1991-156, Cl A
      7.500%, 10/25/21                 4,095         4,144
   FNMA CMO STRIP, Ser 269-1
      9.000%, 09/25/25                 1,222         1,316
   FNMA Ser 96-56, Cl E, PO
      0.000%, 04/25/23                   248           162
   FNMA Ser 93-254, Cl C, PO
      0.000%, 08/25/23                   847           805
   FNMA
      7.000%, 11/01/23                 3,245         3,232
   FNMA TBA
      7.500%, 10/14/27                   992         1,015
   GNMA
      8.500%, 11/15/00-01/15/27        2,807         2,938
      8.000%, 01/15/07-09/01/27       24,835        25,674
      7.500%, 04/15/07-10/20/27       12,565        12,780
      7.000%, 03/15/11-10/20/27       53,856        53,997
      9.500%, 01/15/19                   847           918
      6.875%, 11/20/21                 4,586         4,713
      7.125%, 08/20/22                 5,606         5,761
      6.500%, 01/01/23-07/01/27        6,993         6,839

--------------------------------------------------------------------------------
                                      FACE        MARKET
DESCRIPTION                       AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------

   GNMA ARM(A)
      7.125%, 06/20/18                   300     $     311
      7.125%, 09/20/19                   356           367
   SLMA, Ser 1997-3, Cl A-1(A)
      5.630%, 04/25/06                40,000        39,856
                                                 ---------
Total U.S. Government Mortgage-Backed
   Obligations (Cost $262,986)                     266,098
                                                 ---------

ASSET-BACKED SECURITIES -- 8.3%
   Advanta Credit Card Master Trust
      5.968%, 10/01/01                 4,000         4,020
   AT&T Universal Card
      5.950%, 10/17/02                 4,275         4,260
   Banc One Credit Card
      6.300%, 09/15/00                 6,325         6,363
      6.150%, 07/15/02                 4,600         4,609
   Champion 95-2 A2 (B)
      7.340%, 10/25/26                 2,547         2,570
   Chase Manhattan Auto Grantor
     Trust, Ser 1996-B, Cl A
      6.230%, 06/15/03                15,175        15,240
   Chevy Auto Receivables Trust,
     Ser 1996-2, Cl A
      5.900%, 07/15/03                 1,128         1,123
   Citibank Credit Card Master
     Trust I, Ser 1996-1, Cl A, PO
    Zero coupon, 02/07/03             10,839         8,824
   Discover Card
      6.550%, 02/18/03                 4,275         4,319
   First Boston
      7.240%, 04/20/07                 4,800         4,968
   First Chicago
      7.150%, 04/15/01                 4,275         4,363
   First USA Credit Card Master
     Trust (A)
      6.058%, 08/15/03                 2,000         2,016
   Household Private Label
     Credit Card
      7.800%, 09/20/03                 1,450         1,483
   IBM Credit Receivables Lease
     Master Trust, Ser 93-1 A
      4.550%, 11/15/00                 1,237         1,232
   Keycorp Auto Grantor Trust
     1995-A, Cl A
     5.800%, 07/15/00                  1,022         1,030
   NationsBank
      6.450%, 04/15/03                 3,975         4,014
   Premier Auto Trust, Ser 93-3, Cl A3
      4.900%, 12/15/98                   273           274
   Premier Auto Trust, Ser 93-6
      4.650%, 11/02/99                 1,265         1,258

================================================================================




--------------------------------------------------------------------------------
                                      FACE        MARKET
DESCRIPTION                       AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------

   Premier Auto Trust, Ser 93-5, Cl A2
      4.220%, 03/02/99                 2,430    $    2,425
   Premier Auto Trust, Ser 93-5
      4.450%, 03/02/99                   439           437
   Premier Auto Trust,
     Ser 93-2, Cl A3
      4.900%, 10/15/98                   240           240
   Sears Credit, Ser 95-5, Cl A
      7.000%, 08/15/00                 5,975         6,076
      6.050%, 01/15/08                 2,135         2,109
   Sears Credit Account Master
     Trust II, Ser 95-5, Cl A
      7.000%, 10/15/04                 1,700         1,736
   Sears Credit Account Master
     Trust, Ser 95-2, Cl A
      8.100%, 06/15/04                 2,750         2,872
   USAA Auto Loan Guarantor
      5.000%, 11/15/99                   573           573
                                                 ---------
Total Asset-Backed Securities
   (Cost $88,094)                                   88,434
                                                 ---------
MORTGAGE-BACKED OBLIGATIONS -- 10.7%
   Amherest Nursing Center (D)
      8.350%, 05/01/37                 1,866         1,981
   Asset Securitization  Ser 1997-D4,
     Cl A1-C
      7.420%, 04/14/29                 3,100         3,247
   Asset Securitization, Ser 1997-D4
      7.490%, 04/14/27                 7,600         8,017
   Castle Terrace (D)
      8.000%, 05/01/37                 1,502         1,562
   Chase Commercial Mortgage
     Security
      7.370%, 02/19/07                 3,275         3,418
   Chase Manhattan, Agt 1996-B,
      6.610%, 09/15/02                    877           887
   CLC Excelsior II Apartments (D)
      8.040%, 02/01/39                   499           520
   Community Program Loan Trust
      4.500%, 10/01/18                 2,087         1,975
   Contimortgage Home Equity Loan
     Trust, Ser 1997-4, Cl A7
      6.630%, 09/15/16                 2,400         2,389
   Creekwood (D)
      7.300%, 11/30/38                 2,000         2,019
   Enclave of Stone Brook (D)
      7.500%, 08/29/37                 1,928         1,959
   Fund America Investors CMO,
     REMIC, ARM, Ser 1993-A (A)
      8.119%, 06/25/23                 6,245         6,324

--------------------------------------------------------------------------------
                                      FACE        MARKET
DESCRIPTION                       AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------

   GMAC Commercial Mortgage
      6.869%, 08/15/07                 4,300    $    4,360
   Green Tree Financial, Ser 1996-10,
     Cl A6
      7.290%, 03/15/28                 1,250         1,256
   Green Tree Financial, Ser 1997-1,
     Cl A-6
      7.300%, 11/15/28                 1,350         1,373
   Hillsboro Bay Club (D)
      7.950%, 03/01/37                 1,575         1,636
   Holt Apartments (D)
      7.275%, 07/30/38                 2,029         2,035
   JP Morgan Commercial Mortgage
      Finance, CMO, IO, Cl X,
      Ser 1997-C5 (A) (B)
      1.562%, 09/15/29                15,900         1,508
   Matterhorn One Limited Trust
     Certificates (A)(B)
      6.114%, 01/21/06                 1,599         1,601
   Merrill Lynch Mortgage
     Investors 1996-C2 A3
      6.960%, 11/21/28                 3,700         3,758
   Nomura Asset Securities, CMO
     Ser 1996-MD5, Cl A1B
      7.120%, 04/13/36                 5,100         5,263
   Olmstead Commons (D)
      8.400%, 03/01/37                   962         1,021
   Orchard Park Inn (D)
      7.840%, 03/01/28                 1,359         1,412
   Parkhaven Apartments (D)
      7.550%, 11/01/38                 2,000         2,050
   Rali (D)
      7.250%, 10/25/27                 2,600         2,619
   Renaissance Place Apartments (D)
      7.375%, 08/01/37                 1,343         1,353
   Residential Asset
     Securitization Trust
      7.500%, 01/25/27                 1,980         1,991
   Rosewood (D)
      8.000%, 07/01/37                 1,503         1,568
   RTC ARM 92-12 AZA
      7.500%, 08/25/23                 1,280         1,284
   RTC ARM 94-1 M3 (A)
      7.970%, 09/25/29                 4,285         4,355
   RTC ARM 92-3, B3 (A)
      6.700%, 05/25/21                11,717        11,126
   RTC ARM M-6 (A)
      6.530%, 06/25/21                 1,695         1,685
   Ryland Mortgage Security,
     Ser 1994-7a, Cl A2
      7.000%, 08/25/25                 2,095         2,107
   SBA, Ser 1996-I
      7.700%, 09/01/16                 1,836         1,929

STATEMENT OF NET ASSETS
================================================================================
SEI INSTITUTIONAL MANAGED TRUST -- SEPTEMBER 30, 1997


CORE FIXED INCOME PORTFOLIO



-----------------------------------------------------------
                                      FACE        MARKET
DESCRIPTION                       AMOUNT (000)  VALUE (000)
-----------------------------------------------------------
   SBA, Ser 1996-J
      7.200%, 10/01/16                   887   $       908
   Sanctuary At Tuttle Crossing (D)
      8.250%, 06/01/37                 1,287         1,352
   SASCO 96-CFL CC
      6.600%, 10/25/24                 8,000         7,940
   Scottsdale Links (D)
      7.650%, 07/01/38                 1,459         1,502
   Security Pacific Acceptance,
     Ser 91-2, Cl B
      8.550%, 09/15/11                 1,127         1,168
   Shavano Park (D)
      7.875%, 07/01/38                 1,510         1,517
   Somerford Place Facility (D)
      7.475%, 12/30/38                 1,964         1,969
   Village at Stone Falls (D)
      7.375%, 08/29/37                 1,996         2,008
   Villages At Clear Springs (D)
      7.625%, 09/30/38                 2,008         2,052
   Western Financial Grantor Trust
     Ser 95-2, Cl A-1
      7.100%, 07/01/00                 2,108         2,128
                                                 ---------
Total Mortgage-Backed Obligations
   (Cost $112,246)                                 114,132
                                                 ---------
COMMERCIAL PAPER -- 1.4%
   Levi-Strauss
      5.730%, 10/16/97                 5,000         4,988
   Nissan
      5.770%, 10/01/97                10,000        10,000
                                                 ---------
Total Commercial Paper
   (Cost $14,988)                                   14,988
                                                 ---------
WRITTEN OPTION -- 0.0%
   US Long Bond Call Option*              85          (183)
                                                 ---------
Total Option
   (Cost ($127))                                      (183)
                                                 ---------
MUNICIPAL BOND -- 0.2%
   Los Angeles County, CA TPO, Ser D
     Zero coupon, 06/30/10             3,850         1,554
                                                 ---------
Total Municipal Bond
   (Cost $1,463)                                     1,554
                                                 ---------

-----------------------------------------------------------
                                      FACE        MARKET
DESCRIPTION                       AMOUNT (000)  VALUE (000)
-----------------------------------------------------------
REPURCHASE AGREEMENT -- 4.5%
   J.P. Morgan
     6.050%, dated 09/30/97, matures
     10/01/97, repurchase price $47,610,000
     (collateralized by various FNMA
     obligations, total par value
     $44,802,000, 05/13/04-10/02/07,
     6.740%-6.840%, and FHLMC
     obligation, total par value
     $4,195,000, 6.530%, 02/02/98,
     total market value: $48,555,000)  47,602  $    47,602
                                               -----------
Total Repurchase Agreement
   (Cost $47,602)                                   47,602
                                               -----------
Total Investments -- 102.9%
   (Cost $1,076,523)                             1,094,794
                                               -----------
Other Assets and Liabilities, Net -- (2.9%)
   Investment Securities Purchased                 (64,749)
   Other Assets and Liabilities, Net                33,290
                                               -----------
Total Other Assets and Liabilities                 (31,459)
                                               -----------
NET ASSETS:
Portfolio Shares of Class A (unlimited
   authorization -- no par value) based on
   102,202,383 outstanding shares of
   beneficial interest                           1,043,643
Undistributed net investment income                     15
Accumulated net realized gain on
   investments                                       2,515
Net unrealized depreciation on
   futures contracts                                (1,109)
Net unrealized appreciation on investments          18,271
                                               -----------
Total Net Assets-- 100.0%                       $1,063,335
                                               ===========
Net Asset Value, Offering and Redemption
   Price Per Share-- Class A                        $10.40
                                               ===========
*NON-INCOME PRODUCING SECURITY
(A) VARIABLE RATE SECURITY--THE RATE REPORTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT AS OF SEPTEMBER 30, 1997.
(B) SECURITY SOLD WITHIN THE TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 144A OF THE SECURITIES ACT OF 1933, AS AMENDED, AND MAY BE SOLD ONLY TO DEALERS IN THAT PROGRAM OR OTHER "ACCREDITED INVESTORS." THESE SECURITIES HAVE BEEN DETERMINED TO BE LIQUID UNDER GUIDELINES ESTABLISHED BY THE BOARD OF DIRECTORS.
(C) SECURITIES HAVE BEEN PLEDGED AS COLLATERAL ON OPEN FUTURES CONTRACTS.
(D) LOANS SUPPORTING CONSTRUCTION IN PROGRESS
(E) U.S. TREASURY INFLATION INDEX NOTE
ARM --ADJUSTABLE RATE MORTGAGE
BP --BASIS POINTS
CL --CLASS
COFI -- COST OF FUNDS INDEX

================================================================================



------------------------------------------------------------
                                      FACE        MARKET
DESCRIPTION                       AMOUNT (000)  VALUE (000)
------------------------------------------------------------

CMO --COLLATERALIZED MORTGAGE OBLIGATION
FHLB --FEDERAL HOME LOAN BANK
FHLMC --FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE CORPORATION
GNMA --GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
IO --INTEREST ONLY
LIBOR --LONDON INTER BANK OFFERING RATE
MTN -- MEDIUM TERM NOTE
PLC -- PUBLIC LIMITED COMPANY
PO --PRINCIPAL ONLY
REFCO --RESOLUTION TRUST FUNDING CORPORATION
REMIC --REAL ESTATE MORTGAGE INVESTMENT CONDUIT
RTC --RESOLUTION TRUST CORPORATION
SBA -- SMALL BUSINESS ADMINISTRATION
SER --SERIES
SLMA -- STUDENT LOAN MARKETING ASSOCIATION
STRIPS --SEPARATELY TRADED REGISTERED INTEREST AND PRINCIPAL SECURITIES TBA --TO BE ANNOUNCED
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

BOND PORTFOLIO

U.S. TREASURY OBLIGATIONS -- 34.9%
   U.S. Treasury Bill (C)
      Zero coupon, 03/05/98              500     $     489
   U.S. Treasury Notes
      6.000%, 06/30/99                   350           351
      5.875%, 09/30/02                   200           199
      7.000%, 07/15/06                 3,705         3,906
      3.375%, 01/15/07                 1,047         1,027
   U.S. Treasury Bond
      6.625%, 02/15/27                   290           297
                                                 ---------
Total U.S. Treasury Obligations
   (Cost $6,226)                                     6,269
                                                 ---------

CORPORATE OBLIGATIONS -- 19.2%
   British Aerospace Financial (B)
      7.500%, 07/01/27                   500           518
   News Amer Holdings
      8.150%, 10/17/36                   500           514
   Philip Morris Global Bond
      7.000%, 07/15/05                    70            70
   RJR Nabisco
      8.750%, 08/15/05                   300           315
      8.500%, 07/01/07                   200           208
   TCI Communications
      8.750%, 08/01/15                   500           549
   Time Warner Entertainment
      8.375%, 03/15/23                   500           539


------------------------------------------------------------
                                      FACE        MARKET
DESCRIPTION                       AMOUNT (000)  VALUE (000)
------------------------------------------------------------
   US West Capital Funding Guaranteed
      7.950%, 02/01/97                   300   $       312
   Zurich Capital Trust (A)
      8.376%, 06/01/37                   400           427
                                                 ---------
Total Corporate Obligations
   (Cost $3,197)                                     3,452
                                                 ---------

ASSET-BACKED SECURITIES -- 10.2%
   Advanta Credit Card Master Trust,
     Ser 1995-C, Cl A
      5.919%, 01/01/05                   200           201
   First Boston
      7.240%, 04/20/07                   400           414
   Ford Credit Grantor
      7.300%, 10/15/99                 1,006         1,018
   Union Acceptance 1997-B A2
      6.700%, 06/10/03                   200           202
                                                 ---------
Total Asset-Backed Securities
   (Cost $1,819)                                     1,835
                                                 ---------

MORTGAGE-BACKED OBLIGATIONS -- 6.7%
   Asset Securitization, Ser 1997-D4,
     Cl A1-C
      7.420%, 04/14/29                   400           419
   Chase Commercial Mortgage
      7.370%, 02/19/07                   380           397
   FHLMC, Ser 1997-A, Cl A
      7.350%, 04/15/19                   168           173
   GMAC Commercial Mortgage
     Security
      6.869%, 08/15/07                   200          203
                                                 ---------
Total Mortgage-Backed Obligations
   (Cost $1,171)                                    1,192
                                                 ---------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 24.8%
   GNMA
      7.000%, 01/15/24                   419          419
      7.000%, 02/15/24                   182          183
      7.000%, 05/15/24                 2,985        2,985
   GNMA ARM II  (A)
      7.125%, 05/20/17                   300          310
      7.125%, 05/20/18                   227          236
   SLMA, Ser 1996-3, Cl A1 (A)
      5.520%, 10/25/04                   323          323
                                                 ---------
Total U.S. Government Agency Obligations
   (Cost $4,412)                                    4,456
                                                 ---------

STATEMENT OF NET ASSETS
================================================================================
SEI INSTITUTIONAL MANAGED TRUST -- SEPTEMBER 30, 1997


BOND PORTFOLIO
------------------------------------------------------------
                                      FACE        MARKET
DESCRIPTION                       AMOUNT (000)  VALUE (000)
------------------------------------------------------------
REPURCHASE AGREEMENT -- 3.1%
   J.P. Morgan
     6.050%, dated 09/30/97, matures
     10/01/97, repurchase price $555,000
     (collateralized by FHLMC obligation,
     par value $550,000, 7.090%, 11/24/08,
     total market value $569,000)        555     $     555
                                                 ---------
Total Repurchase Agreement
   (Cost $555)                                         555
                                                 ---------
Total Investments -- 98.9%
   (Cost $17,380)                                   17,759
                                                 ---------
Other Assets and Liabilities, Net-- 1.1%               189
                                                 ---------

NET ASSETS:
Portfolio Shares of Class A (unlimited
   authorization -- no par value) based on
   1,626,963 outstanding shares of
   beneficial interest                              21,221
Overdistributed net investment income                  (90)
Accumulated net realized loss
   on investments                                   (3,562)
Net unrealized appreciation on investments             379
                                                 ---------
Total Net Assets-- 100.0%                          $17,948
                                                 =========
Net Asset Value, Offering and
   Redemption Price Per Share-- Class A             $11.03
                                                 =========
(A) VARIABLE RATE SECURITY -- THE RATE REPORTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT AS OF SEPTEMBER 30, 1997.
(B) SECURITY SOLD WITHIN THE TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 144A OF THE SECURITIES ACT OF 1933, AS AMENDED, AND MAY BE SOLD ONLY TO DEALERS IN THAT PROGRAM OR OTHER "ACCREDITED INVESTORS." THESE SECURITIES HAVE BEEN DETERMINED TO BE LIQUID UNDER GUIDELINES ESTABLISHED BY THE BOARD OF DIRECTORS.
(C) SECURITY HAS BEEN PLEDGED AS COLLATERAL ON OPEN FUTURES CONTRACTS.
ARM -- ADJUSTABLE RATE MORTGAGE
CL --CLASS
FHLMC --FEDERAL HOME LOAN MORTGAGE CORPORATION
GNMA --GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
SER --SERIES
SLMA --STUDENT LOAN MARKETING ASSOCIATION
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.



HIGH YIELD BOND PORTFOLIO
-----------------------------------------------------------
                                      FACE        MARKET
DESCRIPTION                       AMOUNT (000)  VALUE (000)
-----------------------------------------------------------
CORPORATE OBLIGATIONS -- 88.2%
   Acme Television/Finance (A) (B)
      0.000%, 09/30/04                 1,000         $ 732
   Adelphia Communications (A)
     10.500%, 07/15/04                   500           531
   Advanced Micro Devices
     11.000%, 08/01/03                   750           846
   Advanced Radio Telecom
     14.000%, 02/15/07                   500           419
   AFC Enterprises (A)
     10.250%, 05/15/07                   750           787
   Ainsworth Lumber (A) PIK
     12.500%, 07/15/07                   500           494
   Airplanes Pass Through Trust
     10.875%, 03/15/19                   300           354
   AK Steel
     10.750%, 04/01/04                   100           108
   Algoma Steel First Mortgage
     12.375%, 07/15/05                   750           877
   Allbritton Communications
      9.750%, 11/30/07                   550           547
   Allied Waste Industries (A) (B)
      0.000%, 06/01/07                   750           512
   Allied Waste
     10.250%, 12/01/06                   900           985
   Alpine Group
     12.250%, 07/15/03                   500           556
   Altos Hornos Mexico
     11.375%, 04/30/02                   500           541
   American Builder & Contract
     10.625%, 05/15/07                   500           523
   American Communication
     Services (B)
      0.000%, 11/01/05                   750           553
   American Communication
     Services (A)
     13.750%, 07/15/07                   500           571
   American Radio Systems
      9.000%, 02/01/06                   500           531
   American Skiing
     12.000%, 07/15/06                   450           504
   Ameristar Casino (A)
     10.500%, 08/01/04                   500           501
   AMF Group
     10.875%, 03/15/06                   300           333
   AMF Group  Senior (B)
      0.000%, 03/15/06                   500           359
   Amphenol
      9.875%, 05/15/07                   750           792
   Amtrol
     10.625%, 12/31/06                   400           414
   Anker Coal Group (A)
      9.750%, 10/01/07                   500           509

================================================================================


-------------------------------------------------------------
                                      FACE        MARKET
DESCRIPTION                       AMOUNT (000)  VALUE (000)
-------------------------------------------------------------
   Archibald Candy (A)
     10.250%, 07/01/04                   600     $     625
   Argyle Television
      9.750%, 11/01/05                   250           267
   Armco (A)
      9.000%, 09/15/07                   750           757
   Astor
     10.500%, 10/15/06                   450           479
   Atlantic Express (A)
     10.750%, 02/01/04                   500           530
   Autotote (A)
     10.875%, 08/01/04                   600           618
   B & G Foods (A)
      9.625%, 08/01/07                   750           752
   Bally Total Fitness Hld (A)
      9.875%, 10/15/07                   650           650
   Bayou Steel
     10.250%, 03/01/01                   100           103
   Belco Oil & Gas (A)
      8.875%, 09/15/07                   250           252
   Bellwether Exploration
     10.875%, 04/01/07                   850           918
   Berry Plastics
     12.500%, 06/15/06                   750           823
   Beverly Enterprises
      9.000%, 02/15/06                   700           735
   Blue Bird Body
     10.750%, 11/15/06                   500           536
   Booth Creek
     12.500%, 03/15/07                   600           613
   Boyd Gaming  (A)
      9.500%, 07/15/07                   500           511
   Brooks Fiber Properties
     10.000%, 06/01/07                   500           562
   Brooks Fiber Properties (B)
      0.000%, 03/01/06                   950           746
      0.000%, 11/01/06                   610           466
   Brunos
     10.500%, 08/01/05                   600           364
   Brylane
     10.000%, 09/01/03                   400           426
   BTI Telecom (A)
     10.500%, 09/15/07                   500           514
   Buckeye Cellulose
      9.250%, 09/15/08                   750           786
   Bucyrus International (A)
      9.750%, 09/15/07                   500           505
   Building Materials (B)
      0.000%, 07/01/04                   400           373
   Burke Industries  (A)
     10.000%, 08/15/07                   600           613
   Bway
     10.250%, 04/15/07                   500           539

------------------------------------------------------------
                                      FACE        MARKET
DESCRIPTION                       AMOUNT (000)  VALUE (000)
------------------------------------------------------------
   Cablevision Systems
      9.250%, 11/01/05                   250     $     261
      9.875%, 02/15/13                   900           970
   Call-Net Enterprises (B)
      0.000%, 08/15/07                 1,000           659
   Cambridge Industries (A)
     10.250%, 07/15/07                   500           522
   Canadian Forest Oil (A)
      8.750%, 09/15/07                   750           752
   Capstar Broadcasting (A)
      9.250%, 07/01/07                   500           512
   Capstar Broadcasting (B)
      0.000%, 02/01/09                   500           344
   Capstar Hotel (A)
      8.750%, 08/15/07                   500           504
   Casino America
     12.500%, 08/01/03                   800           858
   Casino Magic
     13.000%, 08/15/03                   750           724
   Casino Magic Financing
     11.500%, 10/15/01                   250           241
   CCA Holdings (A)
     13.000%, 12/31/99                 1,000         1,360
   Celestica International
     10.500%, 12/31/06                   500           541
   Cencall Communication (B)
      0.000%, 01/15/04                   100            89
   Century Communications
      9.750%, 02/15/02                   250           265
      8.875%, 01/15/07                   500           504
   CF Cable Television
     11.625%, 02/15/05                    50            58
   Chancellor Radio Broadcasting
      9.375%, 10/01/04                   750           786
   Charter Communications South East
     11.250%, 03/15/06                   500           550
   Chemical Leaman  (A)
     10.375%, 06/15/05                   750           783
   Cinemark USA
      9.625%, 08/01/08                   500           515
   Cliffs Drilling
     10.250%, 05/15/03                   400           434
   Coast Hotels & Casino
     13.000%, 12/15/02                   500           561
   Coinstar (B)
      0.000%, 10/02/06                   650           509
   Collins & Aikman (A)
     10.000%, 01/15/07                   750           774
   Collins & Aikman Products
     11.500%, 04/15/06                   800           914
   Colorado Gaming and
     Entertainment PIK
     12.000%, 06/01/03                   750           807

STATEMENT OF NET ASSETS
================================================================================
SEI INSTITUTIONAL MANAGED TRUST -- SEPTEMBER 30, 1997


HIGH YIELD BOND PORTFOLIO
-----------------------------------------------------------
                                      FACE        MARKET
DESCRIPTION                       AMOUNT (000)  VALUE (000)
-----------------------------------------------------------
   Comcast
      9.375%, 05/15/05                   150      $    161
      9.125%, 10/15/06                   250           268
      9.500%, 01/15/08                    50            54
   Comcast Cellular (A)
      9.500%, 05/01/07                   700           732
   Comcast UK Cable (B)
      0.000%, 11/15/07                   500           394
   Commodore Media (B)
      7.500%, 05/01/03                   100           109
   Commonwealth Aluminum
     10.750%, 10/01/06                   500           544
   Communications Instrument
     10.000%, 09/15/04                   500           509
   Container
      9.750%, 04/01/03                   550           594
   Costilla Energy
     10.250%, 10/01/06                   700           728
   Coty
     10.250%, 05/01/05                   100           108
   County Seat Stores (C)
      0.000%, 10/01/02                   100            50
   Crown Packaging Enterprises Ltd (B)
      0.000%, 08/01/06                   775            39
   Crown Paper
     11.000%, 09/01/05                   750           812
   Dade International
     11.125%, 05/01/06                   500           562
   Dailey Petroleum Service (A)
      9.750%, 08/15/07                   600           610
   Dairy Mart Convenience Stores
     10.250%, 03/15/04                   500           506
   Dawson Production Svcs
      9.375%, 02/01/07                   750           784
   Day International Group
     11.125%, 06/01/05                   200           205
   Decisionone  5
      9.750%, 08/01/07                   500           521
   Decisionone Holdings (B)
      0.000%, 08/01/08                   500           332
   Delaware County Remy (A)
     10.625%, 08/01/06                   550           591
   Derlan Man
     10.000%, 01/15/07                   500           524
   Dial Call Communications (B)
      0.000%, 04/15/04                   650           605
   Diamond Cable (B)
      0.000%, 02/15/07                   800           521
   Diamond Cable Communications (B)
      0.000%, 09/30/04                   300           262
      0.000%, 12/15/05                   850           641
   Digital Television Services (A)
     12.500%, 08/01/07                   750           778

------------------------------------------------------------
                                      FACE        MARKET
DESCRIPTION                       AMOUNT (000)  VALUE (000)
------------------------------------------------------------
   Diva Systems (A) (B)
      0.000%, 05/15/06                 1,025     $     618
   Dobson Communications (A)
     11.750%, 04/15/07                   500           496
   Doskocil Manuf (A)
     10.125%, 09/15/07                   750           771
   Dual Drilling
      9.875%, 01/15/04                   750           813
   Dyersburg (A)
      9.750%, 09/01/07                   550           566
   Echostar Satellite Broadcast (B)
      0.000%, 03/15/04                   600           505
   Eldorado Resorts
     10.500%, 08/15/06                   500           549
   Empress River Casino
     10.750%, 04/01/02                   750           808
   Energy  of America (A)
      9.500%, 05/15/07                   500           501
   Euramax International PC
     11.250%, 10/01/06                   750           825
   Exide Electronics
     11.500%, 03/15/06                   250           289
   Falcon Building (A)
      9.500%, 06/15/07                   500           515
   Falcon Drilling (A)
      8.875%, 03/15/03                   750           793
   Falcon Holding Group PIK
     11.00%, 09/15/03                    483           506
   Farm Fresh
     12.250%, 10/01/00                   300           272
   Farm Fresh, Ser A
     12.250%, 10/01/00                   200           181
   Fedders North America (A)
      9.375%, 08/15/07                   750           763
   Fleming (A)
     10.500%, 12/01/04                   600           627
   Flores & Rucks
      9.750%, 10/01/06                   650           694
   Fonorola
     12.500%, 08/15/02                   300           335
   Forcenergy
      9.500%, 11/01/06                   350           367
   Forcenergy (A)
      8.500%, 02/15/07                   500           497
   Four M
     12.000%, 06/01/06                   500           539
   Fox/Liberty Networks LLC (A)
      8.875%, 08/15/07                   500           504
   Fox/Liberty Networks LLC (A) (B)
      0.000%, 08/15/07                   400           256
   Freedom Chemical (A)
     10.625%, 10/15/06                   500           535

================================================================================

------------------------------------------------------------
                                      FACE        MARKET
DESCRIPTION                       AMOUNT (000)  VALUE (000)
------------------------------------------------------------
   French Fragrances
     10.375%, 05/15/07                 1,000    $    1,059
   Fresh del Monte Produce
     10.000%, 05/01/03                   600           634
   Gaylord Container (A)
      9.750%, 06/15/07                   700           710
   Gaylord Container (B)
     12.750%, 05/15/05                   750           821
   GCI
      9.750%, 08/01/07                   500           524
   General Media
     10.625%, 12/31/00                   100            87
   Geotek Communications
     12.000%, 02/15/01                   760           644
   Giant Industries (A)
      9.000%, 09/01/07                   500           504
   Globalstar
     11.375%, 02/15/04                   400           416
     11.250%, 06/15/04                   500           517
   GPA Delaware
      8.750%, 12/15/98                   350           357
   Graham Field Health Pds (A)
      9.750%, 08/15/07                   750           782
   Granite Broadcasting
      9.375%, 12/01/05                   500           499
   Gray Communications System
     10.625%, 10/01/06                   750           810
   Great Bay Property Funding
     10.875%, 01/15/04                   505           456
   Great Lakes Carbon
     10.000%, 01/01/06                   250           260
   GS Technologies
     12.000%, 09/01/04                   500           546
   GST Equipment Funding (A)
     13.250%, 05/01/07                   500           579
   GST Telecommunications (A) (B)
      0.000%, 12/15/05                    70            56
   GST USA Guarantee (B)
      0.000%, 12/15/05                   860           649
   Gulf Canada Resources Ltd
      9.250%, 01/15/04                   500           529
   Gulf States Steel - Alabama
     13.500%, 04/15/03                   900           929
   Harris Chemical (B)
     10.250%, 07/15/01                   400           418
   Harvey Casinos Resorts
     10.625%, 06/01/06                   500           542
   Hawk
     10.250%, 12/01/03                   500           527
   Hayes Wheels International (A)
      9.125%, 07/15/07                   400           410
   Hayes Wheels International
     11.000%, 07/15/06                   750           838

------------------------------------------------------------
                                      FACE        MARKET
DESCRIPTION                       AMOUNT (000)  VALUE (000)
------------------------------------------------------------
   Haynes International
     11.625%, 09/01/04                   750      $    832
   Helicon (B)
     11.000%, 11/01/03                   400           424
   Hermes Europe Railtel BV (A)
     11.500%, 08/15/07                   500           540
   Hills Stores
     12.500%, 07/01/03                   500           415
   HMC Acquisition Properties
      9.000%, 12/15/07                   500           516
   HMH Properties (A)
      8.875%, 07/15/07                   750           771
   Hollinger International Publishing
      9.250%, 03/15/07                   850           882
   Hollywood Park (A)
      9.500%, 08/01/07                   500           544
   Hollywood Theaters (A)
     10.625%, 08/01/07                   500           530
   Homeside
     11.250%, 05/15/03                   325           383
   Horseshoe Gaming  (A)
      9.375%, 06/15/07                   750           775
   Hosiery of America
     13.750%, 08/01/02                   500           544
   HS Resources
      9.250%, 11/15/06                   500           514
   Huntsman  (A)
      9.500%, 07/01/07                   500           524
   Huntsman Polymers
     11.750%, 12/01/04                   250           283
   Hyperion Telecommunications (A)
     12.250%, 09/01/04                   500           546
   ICG Holdings (B)
      0.000%, 09/15/05                   350           276
   ICG Holdings (A) (B)
      0.000%, 03/15/07                   500           329
   ICN Pharmaceuticals (A)
      9.250%, 08/15/05                   750           782
   ICX Communications
     12.500%, 10/01/05                   700           805
   IHF Holdings (B)
      0.000%, 11/15/04                   600           516
   Insilco (A)
     10.250%, 08/15/07                   100           103
   Integrated Health Services (A)
     10.250%, 04/30/06                   250           266
      9.500%, 09/15/07                   500           514
      9.250%, 01/15/08                   250           254
   Intelcom Group (B)
      0.000%, 05/01/06                   400           293
   Interact Systems (B)
      0.000%, 08/01/03                   700           325

STATEMENT OF NET ASSETS
================================================================================
SEI INSTITUTIONAL MANAGED TRUST -- SEPTEMBER 30, 1997


HIGH YIELD BOND PORTFOLIO
-----------------------------------------------------------
                                      FACE        MARKET
DESCRIPTION                       AMOUNT (000)  VALUE (000)
-----------------------------------------------------------
   Intercel (A)
     11.125%, 06/01/07                   500     $     525
   Intermedia Capital Partners
     11.250%, 08/01/06                   750           823
   Intermedia Communications (B)
      0.000%, 07/15/07                   500           336
   Intermedia Communications
     of Florida (B)
      0.000%, 05/15/06                   500           386
   International Cabletel
     10.000%, 02/15/07                   250           262
   International Cabletel (B)
      0.000%, 04/15/05                   400           329
      0.000%, 02/01/06                   900           675
   International Home Foods
     10.375%, 11/01/06                   750           825
   International Knife and Saw
     11.375%, 11/15/06                   500           542
   International Wire Group
     11.750%, 06/01/05                   750           823
   Iridium LLC (A)
     14.000%, 07/15/05                   750           810
   ISP Holdings
      9.000%, 10/15/03                   500           523
   ITC Deltacom (A)
     11.000%, 06/01/07                   650           715
   Ivaco Yankee Bond
     11.500%, 09/15/05                   500           554
   Jacor Communications
      9.750%, 12/15/06                   450           480
   James Cable Partners - LLC(A)
     10.750%, 08/15/04                   750           784
   Jitney-Jungle (A)
     10.375%, 09/15/07                   700           722
   Jitney-Jungle Stores
     12.000%, 03/01/06                   500           565
   Jones Intercable
      9.625%, 03/15/02                   100           107
   Jordan Industries  (A)
     10.375%, 08/01/07                   500           510
   Jordan Telecom Products (A) (B)
      0.000%, 08/01/07                   500           391
   JPS Automotive Products
     11.125%, 06/15/01                   100           111
   K & F Industries
     10.375%, 09/01/04                   500           566
   K-Mart
      7.750%, 10/01/12                   800           756
   Kasier Aluminum & Chemical
     12.750%, 02/01/03                   600           651
   Keebler
     10.750%, 07/01/06                   450           501

------------------------------------------------------------
                                      FACE        MARKET
DESCRIPTION                       AMOUNT (000)  VALUE (000)
------------------------------------------------------------
   Kelley Oil & Gas
     10.375%, 10/15/06                   750     $     778
   Keystone Consolidated Inds (A)
      9.625%, 08/01/07                   800           820
   Knoll
     10.875%, 03/15/06                   260           290
   Krystal
     10.250%, 10/01/07                   500           507
   KSL Recreation Group (A)
     10.250%, 05/01/07                   500           529
   Lady Luck Gaming
     11.875%, 03/01/01                   500           501
   Lamar Advertising (A)
      9.625%, 12/01/06                   450           475
   Laroche Industries (A)
      9.500%, 09/15/07                   500           504
   LDM Technologies
     10.750%, 01/15/07                   400           432
   Leiner Health Products (A)
      9.625%, 07/10/07                   750           788
   Lenfest Communications
     10.500%, 06/15/06                   700           772
   Leslie's Poolmart (A)
     10.375%, 07/15/04                 1,000         1,037
   Magnum Hunter Resources (A)
     10.000%, 06/01/07                   500           507
   Majestic Star Casino
     12.750%, 05/15/03                   750           826
   Marcus Cable (B)
      0.000%, 08/01/04                   600           543
      0.000%, 12/15/05                   600           498
   Mariner Health
      9.500%, 04/01/06                   500           519
   Marsh Supermarket (A)
      8.875%, 08/01/07                   500           500
   Maxxam Group Holdings, Ser B
     12.000%, 08/01/03                   400           432
   McCaw International (B)
      0.000%, 04/15/07                 1,400           845
   Mcleodusa  (A)
      9.250%, 07/15/07                   500           527
   Mcleodusa (B)
      0.000%, 03/01/07                   500           356
   MDC Communications
     10.500%, 12/01/06                   500           539
   Merit Behavioral Care
     11.500%, 11/15/05                   250           274
   Mesa Operating
     10.625%, 07/01/06                   250           287
   Mesa Operating (B)
      0.000%, 07/01/06                 1,200           960
   Microcell Telecommunication (A) (B)
      0.000%, 06/01/06                   600           407

================================================================================



-----------------------------------------------------------
                                      FACE        MARKET
DESCRIPTION                       AMOUNT (000)  VALUE (000)
-----------------------------------------------------------
   MMI Products
     11.250%, 04/15/07                   500     $     542
   Mohegan Tribal Gaming
     13.500%, 11/15/02                   750           982
   Moog
     10.000%, 05/01/06                   500           519
   Motor Coach Industries
      0.000%, 11/15/02                 1,000           905
   Motors & Gears
     10.750%, 11/15/06                   500           534
   MVE
     12.500%, 02/15/02                   500           509
   Neenah  (A)
     11.125%, 05/01/07                   500           540
   Nextel (A) (B)
      0.000%, 09/15/07                   900           561
   Nextel Communications (B)
      0.000%, 08/15/04                 1,000           867
   Nextlink Communications
     12.500%, 04/15/06                   800           922
   NL Industries
     11.750%, 10/15/03                   600           661
   NL Industries (B)
      0.000%, 10/15/05                   600           592
   Noble Drilling
      9.125%, 07/01/06                   500           544
   North Atlantic Trading (A)
     11.000%, 06/15/04                   750           788
   NS Group
     13.500%, 07/15/03                   500           581
   Nuevo Energy
      9.500%, 04/15/06                   400           428
   Omega Cabinets (A)
     10.500%, 06/15/07                   650           660
   Optel
     13.000%, 02/15/05                   300           299
   Orion Network Systems
     11.250%, 01/15/07                   750           812
   Owens & Minor
     10.875%, 06/01/06                   500           550
   Oxford Automotive (A)
     10.125%, 06/15/07                   850           890
   Packaging Resources
     11.625%, 05/01/03                   500           523
   Pagemart Nationwide (B)
      0.000%, 02/01/05                   750           623
   Panda Global Energy
     12.500%, 04/15/04                 1,000           971
   Paracelsus Healthcare
     10.000%, 08/15/06                   800           828
   Parisian
      9.875%, 07/15/03                   500           522
   Parker Drilling, Ser B
      9.750%, 11/15/06                   500           535

------------------------------------------------------------
                                      FACE        MARKET
DESCRIPTION                       AMOUNT (000)  VALUE (000)
------------------------------------------------------------
   Pathmark Stores
     11.625%, 06/15/02                   600     $     611
   Penn Traffic
     10.250%, 02/15/02                   750           688
   Peoples Telephone
     12.250%, 07/15/02                   300           317
   Petersburg Long Distance (A)
      9.000%, 06/01/06                    90           119
   Petersburg Long Distance (A) (B)
      0.000%, 06/01/04                   830           782
   Petersen Publishing
     11.125%, 11/15/06                   500           563
   Petsec Energy
      9.500%, 06/15/07                   250           257
   Pierce Leahy  (A)
      9.125%, 07/15/07                   450           471
   Pillowtex
     10.000%, 11/15/06                   500           528
   Plantronics
     10.000%, 01/15/01                   175           183
   Plastic Containers
     10.000%, 12/15/06                   400           425
   Players International
     10.875%, 04/15/05                   750           801
   Playtex Products
      8.875%, 07/15/04                   400           404
   Pogo Producing
      8.750%, 05/15/07                   750           767
   Portola Packaging
     10.750%, 10/01/05                   200           209
   Premier Parks
      9.750%, 01/15/07                   750           792
   Price Comm Wireless (A)
     11.750%, 07/15/07                   250           269
   Pricecellular Wireless
     10.750%, 11/01/04                   400           429
   Pricellular Wireless (B)
      0.000%, 10/01/03                   500           495
   Pride Petroleum Services
      9.375%, 05/01/07                   500           533
   Prime Hospitality
      9.750%, 04/01/07                   450           476
   Prime Hospitality
      9.250%, 01/15/06                   850           891
   Printpack, Ser B
     10.625%, 08/15/06                   500           540
   PTC Intl Finance BV (A) (B)
      0.000%, 07/01/07                 1,000           654
   Pueblo Xtra International
      9.500%, 08/01/03                   500           498
   Quest Diagnostic
     10.750%, 12/15/06                   450           492
   Qwest Communications International
     10.875%, 04/01/07                   500           564

STATEMENT OF NET ASSETS
================================================================================
SEI INSTITUTIONAL MANAGED TRUST -- SEPTEMBER 30, 1997


HIGH YIELD BOND PORTFOLIO
------------------------------------------------------------
                                      FACE        MARKET
DESCRIPTION                       AMOUNT (000)  VALUE (000)
------------------------------------------------------------
   Ralphs Grocery
     10.450%, 06/15/04                   800     $     876
   Randall's Food Mkts (A)
      9.375%, 07/01/07                   750           759
   Red Roof Inns
      9.625%, 12/15/03                   450           462
   Regal Cinemas (A)
      8.500%, 10/01/07                   500           502
   Regency Health Services
      9.875%, 10/15/02                   350           388
     12.250%, 07/15/03                   500           594
   Renaissance Cosmetics
     11.750%, 02/15/04                   400           405
   Renco Metals
     11.500%, 07/01/03                   750           809
   Repap Wisconsin
      9.875%, 05/01/06                   100           109
   Republic Engineered Steel
      9.875%, 12/15/01                   450           435
   Revlon Consumer Products
      9.375%, 04/01/01                   250           259
   Revlon Consumer Products, Ser B
     10.500%, 02/15/03                   100           106
   Revlon Worldwide
Zero coupon, 03/15/01                  1,000           725
   Rifkin Acquisition Partners
     11.125%, 01/15/06                   750           818
   Rio Hotel & Casino
     10.625%, 07/15/05                   250           271
   Rogers Cantel
      9.375%, 06/01/08                   500           535
   Rogers Communications
      9.125%, 01/15/06                   400           410
      8.875%, 07/15/07                   600           605
   Safelite Glass (A)
      9.875%, 12/15/06                   300           320
   Safety Components Intl (A)
     10.125%, 07/15/07                   750           763
   Salem Communications (A)
      9.500%, 10/01/07                   500           508
   Santa Fe Energy Resource
     11.000%, 05/15/04                    50            54
   Santa Fe Hotel
     11.000%, 12/15/00                    90            74
   SFX Broadcasting
     10.750%, 05/15/06                   600           658
   Shop-Vac
     10.625%, 09/01/03                   625           674
   Shoppers Food Warehouse (A)
      9.750%, 06/15/04                   500           510
   Showboat
      9.250%, 05/01/08                   525           545
   Showboat Marina
     13.500%, 03/15/03                   250           287

------------------------------------------------------------
                                      FACE        MARKET
DESCRIPTION                       AMOUNT (000)  VALUE (000)
------------------------------------------------------------
   Signature Brands USA
     13.000%, 08/15/02                   500     $     538
   Sinclair Broadcast
     10.000%, 09/30/05                   800           840
   Sovereign Specialty Chemical (A)
      9.500%, 08/01/07                   450           458
   Spanish Broadcasting
     11.000%, 03/15/04                   500           546
   Specialty Equipment
     11.375%, 12/01/03                   500           544
   Specialty Paperboard
      9.375%, 10/15/06                   500           521
   Sprint Spectrum
     11.000%, 08/15/06                   750           841
   Stater Brothers Holdings (A)
      9.000%, 07/01/04                   750           767
   Sterling Chemical Holdings (B)
      0.000%, 08/15/08                 1,000           705
   Stone Container (A)
     11.500%, 08/15/06                 1,000         1,049
   Sun International Hotels
      9.000%, 03/15/07                   500           518
   Sun Media
      9.500%, 02/15/07                   400           414
      9.500%, 05/15/07                   500           518
   Synthetic Industries
      9.250%, 02/15/07                   400           417
   Talton Holdings (A)
     11.000%, 06/30/07                   750           806
   TCI Satellite Entertainment (A)
     10.875%, 02/15/07                   950           995
   TCI Satellite Entertainment (A) (B)
      0.000%, 02/15/07                   750           488
   Tekni-Plex (A)
     11.250%, 04/01/07                   500           550
   Teleport Communications
      9.875%, 07/01/06                   500           547
   Teleport Communications (B)
      0.000%, 07/01/07                   600           474
   Telesystems Intl Wireless (A)
      0.000%, 06/30/07                 1,000           624
   Teletrac Unit
     14.000%, 08/01/07                   500           525
   Telewest Communications
      9.625%, 10/01/06                   150           156
   Telewest Communications (B)
      0.000%, 10/01/07                   900           677
   Tenet Healthcare
      8.625%, 01/15/07                   750           792
   Texas Petrochem
     11.125%, 07/01/06                   450           493
   Therma-Wave (A)
     10.625%, 05/14/04                   500           539

================================================================================


------------------------------------------------------------
                                      FACE        MARKET
DESCRIPTION                       AMOUNT (000)  VALUE (000)
------------------------------------------------------------
   Titan Wheel International
      8.750%, 04/01/07                   500     $     519
   Tokheim Ser B
     11.500%, 08/01/06                   500           540
   Tracor
      8.500%, 03/01/07                   500           508
   Transamerican Energy (A)
     11.500%, 06/15/02                   700           698
   Tultex (A)
      9.625%, 04/15/07                   500           534
   Twin Laboratories
     10.250%, 05/15/06                   500           563
   UCC Investors
     11.000%, 05/01/03                    50            54
   Unifi Comm
     14.000%, 03/01/04                   600           593
   Unisys
     12.000%, 04/15/03                   550           618
     11.750%, 10/15/04                   500           561
   United International Holding
Zero coupon, 11/15/99                  1,100           896
   United Meridian
     10.375%, 10/15/05                   250           273
   United Refining
     10.750%, 06/15/07                   500           516
   Universal Health Services
      8.750%, 08/15/05                   250           266
   US Air
     10.000%, 07/01/03                   750           787
   Van de Kamps
     12.000%, 09/15/05                   250           278
   Vanguard Cellular System
      9.375%, 04/15/06                   500           519
   Vencor (A)
      8.625%, 07/15/07                   800           814
   Viasystems (A)
      9.750%, 06/01/07                   500           520
   Waterford Gaming
     12.750%, 11/15/03                   500           554
   Waxman Industries (B)
      0.000%, 06/01/04                   600           521
   WCI Steel
     10.000%, 12/01/04                   500           532
   Weirton Steel
     11.375%, 07/01/04                   775           845
   Wells Aluminum (A)
     10.125%, 06/05/05                   500           525
   Western Federal Notes (C)
      0.000%, 09/15/99                   500           395
   Western Wireless
     10.500%, 06/01/06                   400           420
     10.500%, 02/01/07                   300           315

--------------------------------------------------------------
                                      FACE           MARKET
DESCRIPTION                    AMOUNT (000)/SHARES VALUE (000)
--------------------------------------------------------------

   Westmin Resources Ltd
     11.000%, 03/15/07                   500    $      535
   William Carter (A)
     10.375%, 12/01/06                   500           524
   Wilshire Financial Services (A)
     13.000%, 08/15/04                   500           506
   Wyndham Hotels
     10.500%, 05/15/06                   500           569
   Young Broadcasting
      9.000%, 01/15/06                   400           401
   Young Broadcasting (A)
      8.750%, 06/15/07                   500           490
   Zale (A)
      8.500%, 10/01/07                   500           501
                                                 ---------
Total Corporate Obligations
   (Cost $196,879)                                 208,661
                                                 ---------

UNITS -- 3.4%
   Australis Holdings 1 Unit = $1M
     senior subordinate discount
     note + 1 warrant (A) (B)
      0.000%, 11/02/02                   500           405
   Australis Media 1 Unit = $1M senior
     subordinate discount note + 1
     warrant (A) (B)
      0.000%, 05/15/03                   400           328
   Cellular Communications 1 Unit =
     $1M senior discount note +
     1 warrant (B)
      0.000%, 08/15/00                   500           380
   Colt Telecom Group 1 Unit = 1 senior
     discount note + 1 warrant (B)
      0.000%, 12/15/06                   600           449
   Golden Ocean Group 1 Unit = 1 senior
     subordinate note + 1 1/2%
     Supplemental Interest
     Certificate (A)
     10.000%, 08/31/01                   688           530
   Highwaymaster Comm 1 Unit =
     $1M senior note + 1 warrant
     13.750%, 09/15/05                   500           525
   Metronet Communications 1 Unit =
     $1M senior note + 1 warrant
     12.000%, 08/15/07                   500           553
   Olympic Financial One 1 Unit =
     $1M senior note + 1 warrant
     11.500%, 03/15/07                   750           784
   Pegasus Communications 1 Unit =
     $1M preferred share +
     1 warrant PIK*                    2,500           270

STATEMENT OF NET ASSETS
================================================================================
SEI INSTITUTIONAL MANAGED TRUST -- SEPTEMBER 30, 1997


HIGH YIELD BOND PORTFOLIO
------------------------------------------------------------
                                   SHARES/FACE    MARKET
DESCRIPTION                       AMOUNT (000)  VALUE (000)
------------------------------------------------------------
   Price Comm Cellular 1 Unit =
     $1M note + 3.44 warrant (B)
      0.000%, 08/01/07                 1,000    $      538
   Primus Telecomm Group 1 Unit =
     $1M senior note + 1 warrant
     11.750%, 08/01/04                   600           639
   Stone Container 1 Unit = $1M
     senior discount note +
     10 warrants (A)
     12.250%, 04/01/02                   500           519
   Urohealth Systems 1 Unit = 1
     senior subordinate note +
     1 warrant (A)
     12.500%, 04/01/04                   200           199
   USN Communications 1 Unit =
     $1M senior discount note +
     10 warrants
     14.625%, 08/15/04                 1,154           790
   Verio 1 Unit = $1M senior note +
     8 warrants (A)
     13.500%, 06/15/04                 1,000         1,173
                                                 ---------
Total Units
   (Cost $7,430)                                     8,082
                                                 ---------

PREFERRED STOCKS -- 2.8%
   Adelphia Communications (A)*        2,500           278
   Ameriking PIK*                      2,000           560
   Diva Systems, Ser C*               41,615           479
   GPA Group, PLC (A)*             1,000,000           530
   Granite Broadcasting (A)*             100            11
   Intermedia Communication (A)*          26           311
   Jitney-Jungle (A)*                  4,250           629
   Jordan Telecommunication PIK*         500           536
   Nextel Communications PIK*            500           576
   Nextlink Communications PIK*        5,358           335
   NTL PIK*                            5,335           612
   Pegasus Communications PIK*           130            14
   Renaissance Cosmetics (A)*             37             3
   Renaissance Cosmetics, PIK (A)*     5,000           350
   SD Warren, Ser B*                  20,000           880
   Siligan Holdings, PIK*                336           384
                                                 ---------
Total Preferred Stocks
   (Cost $5,664)                                     6,488
                                                 ---------

U.S. GOVERNMENT AGENCY OBLIGATION -- 3.0%
   FHLB Discount Note
      6.750%, 10/01/97                 7,093         7,093
                                                 ---------
Total U.S. Government Agency Obligation
   (Cost $7,093)                                     7,093
                                                 ---------

-----------------------------------------------------------
                                                  MARKET
DESCRIPTION                          SHARES     VALUE (000)
-----------------------------------------------------------
WARRANTS -- 0.3%
   Advanced Radio Telecom*             7,500    $      105
   American Communication Services*      500            29
   Australis*                            500            --
   Clearnet*                           1,319             7
   Coinstar*                             650             9
   Crown Packaging*                  100,750            13
   Dairy Mart Convenience Stores*      1,334             1
   Exide Electors Group*                 250             6
   Globalstar Telecom*                   400            44
   Golden Ocean Group*                   688             1
   Intelcom Group*                     1,155            13
   Interact Systems*                     700            32
   K-III Communications*               4,000           411
   McCaw International*                1,400            --
   Microcell Telecom Conditional*      2,400             2
   Microcell Telecomm (A)*             2,400            38
   Nextlink Communications*            5,000            --
   Optel Inc*                            300            --
   Orion Network Systems*                750             6
   Signature Warrant*                    500            --
   Unifi Warrant*                        600            --
   Wireless One*                         750            --
   Wright Medical Technology*             20             2
                                                 ---------
Total Warrants
   (Cost $486)                                         719
                                                 ---------
Total Investments -- 97.7%
   (Cost $217,552)                                $231,043
                                                 ---------
Other Assets and Liabilities, Net-- 2.3%             5,414
                                                 ---------

NET ASSETS:
Portfolio Shares of Class A (unlimited
   authorization -- no par value) based on
   20,271,718 outstanding shares of
   beneficial interest                             223,192
Overdistributed net investment income                 (116)
Accumulated net realized loss
   on investments                                     (110)
Net unrealized appreciation
   on investments                                   13,491
                                                 ---------
Total Net Assets-- 100.0%                         $236,457
                                                 =========
Net Asset Value, Offering and Redemption
   Price Per Share-- Class A                        $11.66
                                                 =========
* NON-INCOME PRODUCING SECURITY

================================================================================




-----------------------------------------------------------

DESCRIPTION
-----------------------------------------------------------
(A) SECURITY SOLD WITHIN THE TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION (A) OF THE SECURITIES ACT OF 1933, AS AMENDED, AND MAY BE SOLD ONLY TO DEALERS IN THAT PROGRAM OR OTHER "ACCREDITED INVESTORS." THESE SECURITIES HAVE BEEN DETERMINED TO BE LIQUID UNDER GUIDELINES ESTABLISHED BY THE BOARD OF DIRECTORS.
(B) STEP BOND -- THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON SEPTEMBER 30, 1997. THE INITIAL COUPON ON A STEP BOND CHANGES ON A SPECIFIC DATE, TO A PREDETERMINED HIGHER RATE.
(C) IN DEFAULT ON INTEREST PAYMENTS.
FHLB -- FEDERAL HOME LOAN BANK
LLC -- LIMITED LIABILITY COMPANY
PIK -- PAYMENT IN KIND
PLC -- PUBLIC LIMITED COMPANY
SER -- SERIES
AMOUNTS DESIGNATED AS "--" ARE ZERO OR HAVE BEEN ROUNDED TO ZERO
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                  SUMMARY OF CORPORATE OBLIGATIONS BY INDUSTRY


                                  PERCENTAGE OF TOTAL
  INDUSTRY                       CORPORATE OBLIGATIONS
-------------------------------------------------------

  Communications                        15.77
  Cable                                  8.77
  General Industrial                     8.39
  Energy                                 7.82
  Media                                  6.90
  Gaming                                 5.98
  Metals                                 5.49
  Healthcare                             5.32
  Packaging                              4.16
  Consumer Mfg.                          4.15
  Transportation Non-Air                 3.27
  SuperMkt.                              3.15
  Chemicals                              2.89
  Food & Beverage                        2.47
  Entertainment                          2.46
  Hotels                                 2.18
  Real Estate                            2.12
  Retail                                 1.95
  Technology                             1.74
  Aerospace                              1.37
  Financial                              1.32
  Conglomerate                           0.91
  Restaurants                            0.60
  Utility                                0.46
  Airlines                               0.36
                                       ------
                                       100.00
                                       ======

STATEMENT OF OPERATIONS (000)
================================================================================
SEI INSTITUTIONAL MANAGED TRUST -- FOR THE YEAR ENDED SEPTEMBER 30, 1997

                                          --------------       --------------      --------------      --------------      -------
                                             LARGE CAP            LARGE CAP           SMALL CAP           SMALL CAP
                                               VALUE               GROWTH               VALUE              GROWTH          MID-CAP
                                          --------------       --------------      --------------      --------------      -------
INVESTMENT INCOME:
   Dividends                               $  15,965           $    5,550             $  2,458            $    566        $    427
   Interest Income                               866                1,049                  790               1,516              66
                                            --------             --------              -------             -------         -------
   Total Investment Income                    16,831                6,599                3,248               2,082             493
                                            --------             --------              -------             -------         -------
EXPENSES:
   Management Fees                             2,279                2,156                  771               1,441             101
   Waiver of Management Fees                      --                   --                   --                  --              (4)
   Investment Advisory Fees                    2,279                2,465                1,432               2,675             115
   Waiver of Investment Advisory Fees             --                 (308)                  --                  --              --
   Custodian/Wire Agent Fees                      89                   86                   30                  54               3
   Transfer Agent Fees (1)                        --                   --                   --                   2              --
   Professional Fees                              38                   38                   13                  23               2
   Registration Fees                              91                   76                   32                  77               2
   Printing Expense                               54                   63                   27                  54               4
   Trustee Fees                                   26                   24                    9                  16               1
   Insurance Expense                               4                   --                   --                   4              --
   Pricing Fees                                    6                    6                    3                   4               1
   Shareholder Servicing Fees                    644                  603                   90                 163              38
   Distribution Fees-- Class D (1)                --                   --                   --                   5              --
   Amortization of Deferred
     Organizational Costs                         --                   26                   26                  11               2
   Other Expenses                                 24                   24                    8                  15               2
                                            --------             --------              -------             -------         -------
   Total Expenses                              5,534                5,259                2,441               4,544             267
                                            --------             --------              -------             -------         -------
NET INVESTMENT INCOME (LOSS)                  11,297                1,340                  807              (2,462)            226
                                            --------             --------              -------             -------         -------
NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
   Net Realized Gain (Loss) from Security
     Transactions                             66,343               37,914               33,861              12,564           5,433
   Net Realized Gain (Loss) from Futures
     Contracts                                 2,751                2,008                2,101               5,048              --
   Net Gain from In-Kind
     Redemptions                                  --                  255                   --                  --              --
   Net Change in Unrealized
     Appreciation on Investments             162,008              189,767               52,651              74,705           4,865
                                            --------             --------              -------             -------         -------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                          $242,399             $231,284              $89,420             $89,855         $10,524
                                            ========             ========              =======             =======         =======


                                           ------------     --------      --------       ----------      --------      ----------
                                              CAPITAL        EQUITY                      CORE FIXED                    HIGH YIELD
                                           APPRECIATION      INCOME       BALANCED         INCOME          BOND           BOND
                                           ------------     --------      --------       ----------      --------      ----------
INVESTMENT INCOME:
   Dividends                                 $  2,639      $  5,797       $    417        $      --       $    --         $    137
   Interest Income                              1,180           328          1,571           56,646         1,367           16,867
                                              -------       -------        -------          -------        ------          -------
   Total Investment Income                      3,819         6,125          1,988           56,646         1,367           17,004
                                              -------       -------        -------          -------        ------          -------
EXPENSES:
   Management Fees                                657           663            179            2,343            61              583
   Waiver of Management Fees                       --            --             (3)            (108)           (3)             (82)
   Investment Advisory Fees                       751           757            204            2,301            60              812
   Waiver of Investment Advisory Fees             (94)          (95)           (26)              --            --               --
   Custodian/Wire Agent Fees                       24            24              7              101             3               23
   Transfer Agent Fees (1)                         --            --             --               --            --               --
   Professional Fees                                8             8              3               47             1               11
   Registration Fees                               24            20              6              161             1               32
   Printing Expense                                46            40              6               90             3               10
   Trustee Fees                                     7             8              2               33             1                7
   Insurance Expense                                2            --              1                7            --               --
   Pricing Fees                                     1             1              2               18            --                8
   Shareholder Servicing Fees                     140           178             --               --             4               --
   Distribution Fees-- Class D (1)                 --            --             --               --            --               --
   Amortization of Deferred
     Organizational Costs                          --            --             --               --            --               26
   Other Expenses                                  10             6              2               27            --                8
                                              -------       -------        -------          -------        ------          -------
   Total Expenses                               1,576         1,610            383            5,020           131            1,438
                                              -------       -------        -------          -------        ------          -------
NET INVESTMENT INCOME (LOSS)                    2,243         4,515          1,605           51,626         1,236           15,566
                                              -------       -------        -------          -------        ------          -------
NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
   Net Realized Gain (Loss) from Security
     Transactions                              41,710        29,815          6,041            5,321           399             (110)
   Net Realized Gain (Loss) from Futures
     Contracts                                  2,075         1,939             --             (588)           --               --
   Net Gain from In-Kind
     Redemptions                                   --            --             --               --            --               --
   Net Change in Unrealized
     Appreciation on Investments                7,498        18,385          2,510           22,140           436           10,144
                                              -------       -------        -------          -------        ------          -------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                            $53,526       $54,654        $10,156          $78,499        $2,071          $25,600
                                              =======       =======        =======          =======        ======          =======

(1) FEES ARE INCURRED AT THE CLASS D LEVEL ONLY.
AMOUNTS DESIGNATED AS "--" ARE ZERO OR HAVE BEEN ROUNDED TO ZERO.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.



60 & 61

STATEMENT OF CHANGES IN NET ASSETS (000)
================================================================================
SEI INSTITUTIONAL MANAGED TRUST -- FOR THE YEARS ENDED SEPTEMBER 30, 1997 AND SEPTEMBER 30, 1996

                                  ------------------  ------------------  ------------------   ------------------
                                       LARGE CAP           LARGE CAP          SMALL CAP            SMALL CAP
                                         VALUE              GROWTH              VALUE                GROWTH
                                  ------------------  ------------------  ------------------   ------------------
                                  10/1/96-   10/1/95-  10/1/96- 10/1/95- 10/1/96-  10/1/95-   10/1/96-   10/1/95-
                                  9/30/97    9/30/96   9/30/97   9/30/96  9/30/97   9/30/96    9/30/97    9/30/96
                                  --------  --------  --------  --------  --------  --------   --------  --------
OPERATIONS:
   Net Investment Income (Loss)   $ 11,297  $ 10,530  $  1,340   $ 2,094  $    807  $    219  $  (2,462) $ (2,055)
   Net Realized Gain (Loss) from
     Security Transactions          69,094    57,267    40,177    49,158    35,962    16,664     17,612    94,616
   Net Change in Unrealized
     Appreciation (Depreciation)
     of Investments                162,008     4,879   189,767    27,983    52,651       190     74,705   (11,662)
                                  --------  --------  --------  --------  --------  --------   --------  --------
   Net Increase in Net Assets
     from Operations               242,399    72,676   231,284    79,235    89,420    17,073     89,855    80,899
                                  --------  --------  --------  --------  --------  --------   --------  --------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net Investment Income:
     Class A                       (11,086)   (8,234)   (1,617)   (2,207)     (777)      (84)        --        --
     Class D                            --        --        --        --        --        --         --        --
   Net Realized Gains:
     Class A                       (40,762)   (8,350)  (29,959)   (5,917)  (13,817)   (3,268)   (74,231)  (55,473)
     Class D                            --        --        --        --        --        --       (355)     (169)
                                  --------  --------  --------  --------  --------  --------   --------  --------
     Total Distributions           (51,848)  (16,584)  (31,576)   (8,124)  (14,594)   (3,352)   (74,586)  (55,642)
                                  --------  --------  --------  --------  --------  --------   --------  --------
CAPITAL SHARE TRANSACTIONS:
   Class A:
     Shares Issued                 318,214   336,634   317,148   335,867   143,371   116,387    257,047   181,315
     Shares Issued in Lieu of Cash
       Distributions                40,932    12,320    25,572     6,421    11,028     2,567     49,459    36,973
     Shares Redeemed              (197,882) (221,727) (224,028) (228,697)  (69,065)  (72,473)  (140,925) (173,127)
                                  --------  --------  --------  --------  --------  --------   --------  --------
     Increase (Decrease) in Net
       Assets Derived from
       Class A Transactions        161,264   127,227   118,692   113,591    85,334    46,481    165,581    45,161
                                  --------  --------  --------  --------  --------  --------   --------  --------
   Class D:
     Shares Issued                      --        --        --        --        --        --        551     1,397
     Shares Issued in Lieu of Cash
       Distributions                    --        --        --        --        --        --        355       146
     Shares Redeemed                    --        --        --        --        --        --       (491)     (634)
                                  --------  --------  --------  --------  --------  --------   --------  --------
     Increase (Decrease) in Net
       Assets Derived from
       Class D Transactions             --        --        --        --        --        --        415       909
                                  --------  --------  --------  --------  --------  --------   --------  --------
     Increase (Decrease) in Net
       Assets Derived from
       Capital Share Transactions  161,264   127,227   118,692   113,591    85,334    46,481    165,996    46,070
                                  --------  --------  --------  --------  --------  --------   --------  --------
     Net Increase (Decrease)
       in Net Assets               351,815   183,319   318,400   184,702   160,160    60,202    181,265    71,327
                                  --------  --------  --------  --------  --------  --------   --------  --------
NET ASSETS:
   Beginning of Period             515,011   331,692   482,079   297,377   163,177   102,975    382,351   311,024
                                  --------  --------  --------  --------  --------  --------   --------  --------
   End of Period                  $866,826  $515,011  $800,479  $482,079  $323,337  $163,177   $563,616  $382,351
                                  ========  ========  ========  ========  ========  ========   ========  ========
SHARES ISSUED AND REDEEMED:
   Class A:
     Shares Issued                  19,261    24,060    18,242    24,470     9,600     9,497     15,890     9,925
     Shares Issued in Lieu of
       Cash Distributions            2,749       900     1,644       484       843       222      3,140     2,292
     Shares Redeemed               (12,099)  (15,627)  (12,724)  (16,217)   (4,717)   (5,772)    (8,530)   (9,271)
                                  --------  --------  --------  --------  --------  --------   --------  --------
     Total Class A Transactions      9,911     9,333     7,162     8,737     5,726     3,947     10,500     2,946
                                  ========  ========  ========  ========  ========  ========   ========  ========
   Class D:
     Shares Issued                      --        --        --        --        --        --         33        75
     Shares Issued in Lieu of
       Cash Distributions               --        --        --        --        --        --         23         9
     Shares Redeemed                    --        --        --        --        --        --        (30)      (34)
                                  --------  --------  --------  --------  --------  --------   --------  --------
     Total Class D Transactions         --        --        --        --        --        --         26        50
                                  ========  ========  ========  ========  ========  ========   ========  ========
     Undistributed Net
       Investment Income (Loss)   $  3,008  $  2,752  $    907  $    490  $    163  $    107   $     --  $     --
                                  ========  ========  ========  ========  ========  ========   ========  ========

                                   ------------------

                                        MID-CAP
                                   ------------------
                                   10/1/96-  10/1/95-
                                    9/30/97   9/30/96
                                   --------  --------
OPERATIONS:
   Net Investment Income (Loss)    $    226    $  314
   Net Realized Gain (Loss) from
     Security Transactions            5,433     2,538
   Net Change in Unrealized
     Appreciation (Depreciation)
     of Investments                   4,865       703
                                   --------  --------
   Net Increase in Net Assets
     from Operations                 10,524     3,555
                                   --------  --------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net Investment Income:
     Class A                           (243)     (265)
     Class D                             --        --
   Net Realized Gains:
     Class A                         (2,094)       --
     Class D                             --        --
                                   --------  --------
     Total Distributions             (2,337)     (265)
                                   --------  --------
CAPITAL SHARE TRANSACTIONS:
   Class A:
     Shares Issued                   14,732    11,967
     Shares Issued in Lieu of Cash
       Distributions                  1,563       158
     Shares Redeemed                (14,389)  (18,394)
                                   --------  --------
     Increase (Decrease) in Net
       Assets Derived from
       Class A Transactions           1,906    (6,269)
                                   --------  --------
   Class D:
     Shares Issued                       --        --
     Shares Issued in Lieu of Cash
       Distributions                     --        --
     Shares Redeemed                     --       (73)
                                   --------  --------
     Increase (Decrease) in Net
       Assets Derived from
       Class D Transactions              --       (73)
                                   --------  --------
     Increase (Decrease) in Net
       Assets Derived from
       Capital Share Transactions     1,906    (6,342)
                                   --------  --------
     Net Increase (Decrease)
       in Net Assets                 10,093    (3,052)
                                   --------  --------
NET ASSETS:
   Beginning of Period               24,954    28,006
                                   --------  --------
   End of Period                   $ 35,047  $ 24,954
                                   ========  ========
SHARES ISSUED AND REDEEMED:
   Class A:
     Shares Issued                      918       904
     Shares Issued in Lieu of
       Cash Distributions               106        12
     Shares Redeemed                   (900)   (1,391)
                                   --------  --------
     Total Class A Transactions         124      (475)
                                   ========  ========
   Class D:
     Shares Issued                       --        --
     Shares Issued in Lieu of
       Cash Distributions                --        --
     Shares Redeemed                     --        (5)
                                   --------  --------
     Total Class D Transactions          --        (5)
                                   ========  ========
     Undistributed Net
       Investment Income (Loss)    $     40  $     67
                                   ========  ========

AMOUNTS DESIGNATED AS "--" ARE ZERO OR HAVE BEEN ROUNDED TO ZERO.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

================================================================================


------------------  ------------------ ------------------   --------------------  ------------------ ------------------
      CAPITAL             EQUITY                               CORE FIXED                               HIGH YIELD
   APPRECIATION           INCOME            BALANCED              INCOME                 BOND               BOND
------------------  ------------------ ------------------   --------------------  ------------------ ------------------
10/1/96-  10/1/95-  10/1/96-  10/1/95- 10/1/96- 10/1/95-    10/1/96-    10/1/95-  10/1/96-  10/1/95- 10/1/96-  10/1/95-
 9/30/97   9/30/96   9/30/97   9/30/96  9/30/97  9/30/96     9/30/97     9/30/96   9/30/97   9/30/96  9/30/97   9/30/96
--------  --------   -------  --------  -------  -------    --------    --------   -------   -------  -------   -------

  $2,243   $ 3,162  $  4,515   $ 7,016 $  1,605  $  1,933   $  51,626   $ 34,035   $ 1,236  $  2,458  $ 15,566  $  5,215

  43,785    57,840    31,754    37,481    6,041     8,223       4,733      7,570       399     2,616      (110)      484


   7,498    (7,355)   18,385    (5,951)   2,510      (922)     22,140    (18,923)      436    (3,365)   10,144     2,983
--------  --------   -------  --------  -------   -------    --------   --------   -------   -------   -------    ------

  53,526    53,647    54,654    38,546   10,156     9,234      78,499     22,682     2,071     1,709    25,600     8,682
--------  --------   -------  --------  -------   -------    --------   --------   -------   -------   -------    ------


  (2,573)   (2,737)   (5,055)   (6,148)  (1,690)   (1,656)    (51,626)   (36,189)   (1,233)   (2,732)  (15,566)   (5,405)
      --        (3)       --       (41)      --        --          --         (8)       --        (5)       --        --

 (56,597)  (29,520)  (32,447)  (28,137)  (8,229)   (1,716)    (10,904)        --        --        --      (589)      (92)
      --       (91)       --      (254)      --        --          --         --        --        --        --        --
--------  --------   -------  --------  -------   -------    --------   --------   -------   -------   -------    ------
 (59,170)  (32,351)  (37,502)  (34,580)  (9,919)   (3,372)    (62,530)   (36,197)   (1,233)   (2,737)  (16,155)   (5,497)
--------  --------   -------  --------  -------   -------    --------   --------   -------   -------   -------    ------


  35,788    50,143    35,121    69,550   12,160    16,421     524,149    472,189     5,132    10,939   146,492    85,242

  36,927    18,957    13,123     9,470    9,567     3,265      44,116     23,028       487     1,312    15,164     5,127
(139,414) (165,075)  (94,453) (131,146) (28,684)  (38,097)   (176,199)  (246,431)  (17,372)  (36,711)  (42,189)   (9,733)
--------  --------   -------  --------  -------   -------    --------   --------   -------   -------   -------    ------


 (66,699)  (95,975)  (46,209)  (52,126)  (6,957)  (18,411)    392,066    248,786   (11,753)  (24,460)  119,467    80,636
--------  --------   -------  --------  -------   -------    --------   --------   -------   -------   -------    ------

      --        16        --     4,144       --        --          --          6        --        --        --        --

      --        74        --       267       --        --          --          4        --         2        --        --
      --      (523)       --    (6,340)      --        --          --       (149)       --       (58)       --        --
--------  --------   -------  --------  -------   -------    --------   --------   -------   -------   -------    ------


      --      (433)       --    (1,929)      --        --          --       (139)       --       (56)       --        --
--------  --------   -------  --------  -------   -------    --------   --------   -------   -------   -------    ------


 (66,699)  (96,408)  (46,209)  (54,055)  (6,957)  (18,411)    392,066    248,647   (11,753)  (24,516)  119,467    80,636
--------  --------   -------  --------  -------   -------    --------   --------   -------   -------   -------    ------

 (72,343)  (75,112)  (29,057)  (50,089)  (6,720)  (12,549)    408,035    235,132   (10,915)  (25,544)  128,912    83,821
--------  --------   -------  --------  -------   -------    --------   --------   -------   -------   -------    ------

 236,581   311,693   202,823   252,912   57,915    70,464     655,300    420,168    28,863    54,407   107,545    23,724
--------  --------   -------  --------  -------   -------    --------   --------   -------   -------   -------    ------
$164,238  $236,581  $173,766  $202,823  $51,195  $ 57,915  $1,063,335   $655,300   $17,948  $ 28,863  $236,457  $107,545
========  ========   =======  ========  =======   =======    ========   ========   =======   =======   =======    ======


   2,206     2,969   2,202       4,398      920     1,240      51,087     45,721       476     1,007    13,006     7,848

   2,548     1,203     886         620      775       251       4,295      2,232        45       121     1,342       471
  (8,773)   (9,773) (5,817)     (8,272)  (2,208)   (2,861)    (17,227)   (24,048)   (1,615)   (3,411)   (3,731)     (892)
--------  --------   -------  --------  -------   -------    --------   --------   -------   -------   -------    ------
  (4,019)   (5,601) (2,729)     (3,254)    (513)   (1,370)     38,155     23,905    (1,094)   (2,283)   10,617     7,427
========  ========   =======  ========  =======   =======    ========   ========   =======   =======   =======    ======

      --         1      --         273       --        --          --          1        --        --        --        --

      --         5      --          17       --        --          --         --        --        --        --        --
      --       (31)     --        (404)      --        --          --        (14)       --        (5)       --        --
--------  --------   -------  --------  -------   -------    --------   --------   -------   -------   -------    ------
      --       (25)     --        (114)      --        --          --        (13)       --        (5)       --        --
========  ========   =======  ========  =======   =======    ========   ========   =======   =======   =======    ======

$    362  $    716   $ 1,348  $  1,438  $   514   $   453    $     15   $     --   $   (90)  $    --   $  (116)   $   --
========  ========   =======  ========  =======   =======    ========   ========   =======   =======   =======    ======

FINANCIAL HIGHLIGHTS
================================================================================
SEI INSTITUTIONAL MANAGED TRUST -- FOR THE PERIODS ENDED SEPTEMBER 30.

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                               NET REALIZED                                                                    RATIO OF NET
                                   AND                 DISTRIBUTIONS                                            INVESTMENT
          NET ASSET    NET      UNREALIZED   DIVIDENDS    FROM                                      RATIO OF      INCOME
            VALUE,  INVESTMENT    GAINS       FROM NET  REALIZED  NET ASSET           NET ASSETS     EXPENSES     (LOSS)
          BEGINNING   INCOME     (LOSSES)    INVESTMENT  CAPITAL  VALUE, END  TOTAL     END OF      TO AVERAGE  TO AVERAGE
          OF PERIOD   (LOSS)   ON SECURITIES   INCOME     GAINS   OF PERIOD   RETURN  PERIOD (000)  NET ASSETS  NET ASSETS
----------------------------------------------------------------------------------------------------------------------------
--------------------------
LARGE CAP VALUE PORTFOLIO
--------------------------
  CLASS A
  1997      $14.78  $ 0.28        $5.77       $(0.29)    $(1.17)   $19.37    44.12%    $866,826       0.85%         1.74%
  1996       13.00    0.32         2.01        (0.26)     (0.29)    14.78    18.33%     515,011       0.83%         2.31%
  1995       10.71    0.33         2.44        (0.33)     (0.15)    13.00    26.83%     331,692       0.76%         2.92%
  1994       11.54    0.28        (0.46)       (0.27)     (0.38)    10.71    (1.64)%    133,178       0.75%         2.51%
  1993       12.49    0.31         0.22        (0.33)     (1.15)    11.54     4.35%     205,157       0.75%         2.64%
  1992       12.05    0.34         0.71        (0.33)     (0.28)    12.49     9.17%     242,065       0.75%         2.79%
--------------------------
LARGE CAP GROWTH PORTFOLIO
--------------------------
  CLASS A
  1997      $15.03  $ 0.03        $6.33       $(0.05)    $(0.94)   $20.40    44.35%    $800,479       0.85%         0.22%
  1996       12.75    0.07         2.51        (0.08)     (0.22)    15.03    20.59%     482,079       0.82%         0.50%
  1995(4)    10.00    0.11         2.72        (0.08)        --     12.75    37.90%     297,377       0.85%         1.15%
--------------------------
SMALL CAP VALUE PORTFOLIO
--------------------------
  CLASS A
  1997      $13.17  $ 0.05        $5.74       $(0.05)    $(1.06)   $17.85    47.16%    $323,337       1.11%         0.37%
  1996       12.19    0.02         1.27        (0.01)     (0.30)    13.17    10.86%     163,177       1.11%         0.15%
  1995(5)    10.00    0.03         2.19        (0.03)        --     12.19    29.38%     102,975       1.10%         0.26%
---------------------------
SMALL CAP GROWTH PORTFOLIO
---------------------------
  CLASS A
  1997      $20.51  $ 0.02        $2.64       $  --      $(3.85)   $19.32    17.23%    $561,414       1.10%        (0.60)%
  1996       19.88   (0.08)        4.37          --       (3.66)    20.51    26.56%     380,525       1.10%        (0.63)%
  1995       14.04   (0.14)        5.98          --          --     19.88    41.65%     310,238       1.10%        (0.60)%
  1994       14.67   (0.05)        0.07          --       (0.65)    14.04     0.23%     300,296       1.01%        (0.51)%
  1993       10.65   (0.02)        4.05        (0.01)        --     14.67    37.81%     193,816       0.97%        (0.25)%
  1992(2)    10.00    0.02         0.65        (0.02)        --     10.65    15.07%      36,191       0.97%         0.49%
  CLASS D
  1997      $20.29  $(0.11)       $2.66       $  --      $(3.85)   $18.99    16.80%*   $  2,202       1.46%        (0.95)%
  1996       19.78   (0.07)        4.24          --       (3.66)    20.29    26.01%*      1,826       1.49%        (1.02)%
  1995       13.99   (0.09)        5.88          --          --     19.78    41.44%*        786       1.50%        (1.03)%
  1994(3)    14.04   (0.02)       (0.03)         --          --     13.99    (3.02)%*       171       1.49%        (0.92)%
------------------
MID-CAP PORTFOLIO
------------------
  CLASS A
  1997      $14.96   $0.13        $5.86       $(0.14)    $(1.25)   $19.56    43.13%    $ 35,047       0.93%         0.79%
  1996       13.04    0.18         1.89        (0.15)        --     14.96    16.03%      24,954       0.77%         1.28%
  1995       10.89    0.01         2.14           --         --     13.04    19.78%      27,898       0.94%         0.04%
  1994       12.10    0.01        (0.98)       (0.01)     (0.23)    10.89    (8.10)%    108,002       0.93%         0.03%
  1993(1)    10.00    0.01         2.10        (0.01)        --     12.10    34.06%      57,669       0.90%         0.26%



                     RATIO OF NET
           RATIO OF   INVESTMENT
           EXPENSES  INCOME (LOSS)
          TO AVERAGE  TO AVERAGE
          NET ASSETS  NET ASSETS   PORTFOLIO   AVERAGE
          (EXCLUDING  (EXCLUDING    TURNOVER  COMMISSION
            WAIVERS)    WAIVERS)      RATE       RATE+
--------------------------------------------------------
--------------------------
LARGE CAP VALUE PORTFOLIO
--------------------------
  CLASS A
  1997       0.85%     1.74%           67%    $0.0496
  1996       0.83%     2.31%           75%     0.0531
  1995       0.82%     2.86%           99%        N/A
  1994       0.75%     2.51%           67%        N/A
  1993       0.76%     2.63%           96%        N/A
  1992       0.80%     2.74%           17%        N/A
--------------------------
LARGE CAP GROWTH PORTFOLIO
--------------------------
  CLASS A
  1997       0.90%     0.17%           73%    $0.0539
  1996       0.87%     0.45%           90%     0.0602
  1995(4)    0.89%     1.11%           44%        N/A
--------------------------
SMALL CAP VALUE PORTFOLIO
--------------------------
  CLASS A
  1997       1.11%     0.37%           98%    $0.0510
  1996       1.11%     0.15%          121%     0.0507
  1995(5)    1.12%     0.24%           64%        N/A
---------------------------
SMALL CAP GROWTH PORTFOLIO
---------------------------
  CLASS A
  1997       1.10%    (0.60)%          107%   $0.0723
  1996       1.11%    (0.64)%          167%    0.0529
  1995       1.13%    (0.63)%          113%       N/A
  1994       1.11%    (0.61)%          97%        N/A
  1993       1.14%    (0.42)%          85%        N/A
  1992(2)    1.29%     0.17%           33%        N/A
  CLASS D
  1997       1.46%    (0.95)%          107%   $0.0723
  1996       1.49%    (1.02)%          167%    0.0529
  1995       1.55%    (1.08)%          113%       N/A
  1994(3)    1.52%    (0.95)%          97%        N/A
------------------
MID-CAP PORTFOLIO
------------------
  CLASS A
  1997       0.94%     0.78%           92%    $0.0268
  1996       0.88%     1.17%          101%     0.0124
  1995       1.09%    (0.11)%         108%        N/A
  1994       1.06%    (0.10)           89%        N/A
  1993(1)    1.12%     0.04%           87%        N/A

 AMOUNTS DESIGNATED AS "--" ARE ZERO OR HAVE BEEN ROUNDED TO ZERO.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

================================================================================

                               NET REALIZED                                                                    RATIO OF NET
                                   AND                 DISTRIBUTIONS
          NET ASSET             UNREALIZED   DIVIDENDS    FROM                                      RATIO OF    INVESTMENT
            VALUE,     NET        GAINS       FROM NET  REALIZED  NET ASSET           NET ASSETS     EXPENSES     INCOME
          BEGINNING INVESTMENT   (LOSSES)    INVESTMENT  CAPITAL  VALUE, END  TOTAL     END OF      TO AVERAGE  TO AVERAGE
          OF PERIOD   INCOME   ON SECURITIES   INCOME     GAINS   OF PERIOD   RETURN  PERIOD (000)  NET ASSETS  NET ASSETS
----------------------------------------------------------------------------------------------------------------------------
-------------------------------
CAPITAL APPRECIATION PORTFOLIO
-------------------------------
  CLASS A
  1997      $18.14  $ 0.21        $4.65       $(0.22)    $(4.58)   $18.20    34.02%     $164,238        0.84%       1.20%
  1996       16.70    0.20         3.18        (0.17)     (1.77)    18.14    22.14%      236,581        0.84%       1.20%
  1995       15.18    0.22         2.42        (0.23)     (0.89)    16.70    19.03%      310,693        0.84%       1.39%
  1994       16.36    0.24        (0.22)       (0.25)     (0.95)    15.18    (0.11)%     729,100        0.79%       1.45%
  1993       15.09    0.32         1.68        (0.30)     (0.43)    16.36    13.50%      776,745        0.75%       2.06%
  1992       14.15    0.30         1.23        (0.30)     (0.29)    15.09    11.03%      536,028        0.75%       2.12%
------------------------
EQUITY INCOME PORTFOLIO
------------------------
  CLASS A
  1997      $16.40  $ 0.39        $4.33       $(0.42)    $(2.68)   $18.02    33.46%     $173,766        0.85%       2.38%
  1996       16.07    0.49         2.20        (0.41)     (1.95)    16.40    18.17%      202,823        0.83%       3.00%
  1995       14.06    0.55         2.48        (0.55)     (0.47)    16.07    23.00%      250,609        0.82%       3.72%
  1994       15.00    0.51        (0.38)       (0.50)     (0.57)    14.06     1.05%      418,207        0.78%       3.68%
  1993       13.33    0.51         1.75        (0.51)     (0.08)    15.00    17.34%      337,939        0.75%       3.73%
  1992       12.36    0.52         1.05        (0.52)     (0.08)    13.33    13.03%      178,756        0.75%       4.15%
-------------------
BALANCED PORTFOLIO
-------------------
  CLASS A
  1997      $13.94  $ 0.41        $2.27       $(0.42)    $(2.14)   $14.06    22.38%     $ 51,195        0.75%       3.15%
  1996       12.76    0.42         1.44        (0.34)     (0.34)    13.94    15.01%       57,915        0.75%       2.98%
  1995       11.52    0.34         1.34        (0.34)     (0.10)    12.76    15.05%       70,464        0.75%       2.92%
  1994       12.24    0.23        (0.62)       (0.22)     (0.11)    11.52    (3.25)%      65,480        0.75%       2.05%
  1993       11.35    0.25         1.29        (0.26)     (0.39)    12.24    14.49%       33,807        0.75%       2.24%
  1992       10.70    0.52         0.73        (0.53)     (0.07)    11.35    11.64%        5,974        0.75%       4.83%
----------------------------
CORE FIXED INCOME PORTFOLIO
----------------------------
  CLASS A
  1997      $10.23  $ 0.63       $ 0.33       $(0.63)    $(0.16)   $10.40     9.80%   $1,063,335        0.60%       6.17%
  1996       10.46    0.64        (0.18)       (0.69)        --     10.23     4.51%      655,300        0.57%       6.24%
  1995        9.65    0.65         0.82        (0.66)        --     10.46    15.87%      419,959        0.55%       6.60%
  1994       10.87    0.56        (1.12)       (0.55)     (0.11)     9.65    (5.36)%     311,955        0.55%       5.57%
  1993       10.77    0.60         0.28        (0.60)     (0.18)    10.87     8.58%      295,798        0.55%       5.63%
  1992       10.30    0.69         0.49        (0.69)     (0.02)    10.77    11.91%      213,632        0.55%       6.71%


                      RATIO OF NET
            RATIO OF   INVESTMENT
            EXPENSES     INCOME
           TO AVERAGE  TO AVERAGE
           NET ASSETS  NET ASSETS   PORTFOLIO   AVERAGE
           (EXCLUDING  (EXCLUDING    TURNOVER  COMMISSION
             WAIVERS)    WAIVERS)      RATE       RATE+
---------------------------------------------------------
-------------------------------
CAPITAL APPRECIATION PORTFOLIO
-------------------------------
  CLASS A
  1997        0.89%       1.15%        178%     $0.0568
  1996        0.86%       1.18%        153%      0.0517
  1995        0.89%       1.34%        107%         N/A
  1994        0.84%       1.40%        109%         N/A
  1993        0.84%       1.97%        119%         N/A
  1992        0.88%       1.99%         84%         N/A
------------------------
EQUITY INCOME PORTFOLIO
------------------------
  CLASS A
  1997        0.90%       2.33%         40%     $0.0582
  1996        0.86%       2.97%         43%      0.0429
  1995        0.88%       3.66%         47%         N/A
  1994        0.84%       3.62%         28%         N/A
  1993        0.85%       3.63%         39%         N/A
  1992        0.87%       4.03%         18%         N/A
-------------------
BALANCED PORTFOLIO
-------------------
  CLASS A
  1997        0.81%       3.09%        197%     $0.0572
  1996        0.84%       2.89%        143%      0.0382
  1995        0.90%       2.77%        159%         N/A
  1994        0.91%       1.89%        149%         N/A
  1993        0.94%       2.05%        109%         N/A
  1992        1.12%       4.46%        101%         N/A
----------------------------
CORE FIXED INCOME PORTFOLIO
----------------------------
  CLASS A
  1997        0.61%       6.16%        216%         N/A
  1996        0.64%       6.17%        311%         N/A
  1995        0.68%       6.47%        294%         N/A
  1994        0.62%       5.50%        370%         N/A
  1993        0.66%       5.52%         35%         N/A
  1992        0.68%       6.58%         39%         N/A

FINANCIAL HIGHLIGHTS
================================================================================
SEI INSTITUTIONAL MANAGED TRUST -- FOR THE PERIODS ENDED SEPTEMBER 30.

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD



                               NET REALIZED
                                   AND                 DISTRIBUTIONS                                           RATIO OF NET
          NET ASSET             UNREALIZED   DIVIDENDS    FROM                                      RATIO OF    INVESTMENT
            VALUE,     NET        GAINS       FROM NET  REALIZED  NET ASSET           NET ASSETS     EXPENSES     INCOME
          BEGINNING INVESTMENT   (LOSSES)    INVESTMENT  CAPITAL  VALUE, END  TOTAL     END OF      TO AVERAGE  TO AVERAGE
          OF PERIOD   INCOME   ON SECURITIES   INCOME     GAINS   OF PERIOD   RETURN  PERIOD (000)  NET ASSETS  NET ASSETS
----------------------------------------------------------------------------------------------------------------------------
---------------
BOND PORTFOLIO
---------------
  CLASS A
  1997       $10.61  $0.61       $ 0.42       $(0.61)  $    --     $11.03       9.97%  $ 17,948        0.60%        5.65%
  1996        10.86   0.62        (0.19)       (0.68)       --      10.61       4.01%    28,863        0.57%        5.68%
  1995         9.95   0.70         0.97        (0.69)    (0.07)     10.86      17.53%    54,286        0.55%        6.46%
  1994        12.25   0.59        (1.62)       (0.59)    (0.68)      9.95      (9.12)%  123,329        0.55%        5.61%
  1993        11.09   0.66         1.19        (0.67)    (0.02)     12.25      17.36%    97,163        0.55%        5.87%
  1992        10.47   0.73         0.62        (0.73)      --       11.09      13.52%    65,061        0.55%        6.98%
--------------------------
HIGH YIELD BOND PORTFOLIO
--------------------------
  CLASS A
  1997       $11.14  $1.04       $ 0.57       $(1.04)   $(0.05)    $11.66      15.30%  $236,457        0.86%        9.33%
  1996        10.64   0.94         0.62        (1.03)    (0.03)     11.14      15.46%   107,545        0.87%        9.01%
  1995(6)     10.00   0.67         0.55        (0.58)       --      10.64      17.72%    23,724        0.67%       10.02%


                      RATIO OF NET
            RATIO OF   INVESTMENT
            EXPENSES     INCOME
           TO AVERAGE  TO AVERAGE
           NET ASSETS  NET ASSETS   PORTFOLIO
           (EXCLUDING  (EXCLUDING    TURNOVER
             WAIVERS)    WAIVERS)      RATE
----------------------------------------------
---------------
BOND PORTFOLIO
---------------
  CLASS A
  1997          0.60%       5.65%       305%
  1996          0.70%       5.55%        66%
  1995          0.70%       6.31%        79%
  1994          0.67%       5.49%        73%
  1993          0.66%       5.76%        47%
  1992          0.71%       6.82%        24%
--------------------------
HIGH YIELD BOND PORTFOLIO
--------------------------
  CLASS A
  1997          0.91%       9.28%        68%
  1996          0.94%       8.94%        55%
  1995(6)       0.86%       9.83%        56%

1 MID-CAP CLASS A SHARES WERE OFFERED BEGINNING FEBRUARY 16, 1993. ALL RATIOS
  INCLUDING TOTAL RETURN FOR THAT PERIOD HAVE BEEN ANNUALIZED.
2 SMALL CAP GROWTH CLASS A SHARES WERE OFFERED BEGINNING APRIL 20, 1992. ALL
  RATIOS INCLUDING TOTAL RETURN FOR THAT PERIOD HAVE BEEN ANNUALIZED.
3 SMALL CAP GROWTH CLASS D SHARES WERE OFFERED MAY 2, 1994. ALL RATIOS
  INCLUDING TOTAL RETURN FOR THAT PERIOD HAVE BEEN ANNUALIZED.
4 LARGE CAP GROWTH SHARES WERE OFFERED BEGINNING DECEMBER 20, 1994. ALL
  RATIOS INCLUDING TOTAL RETURN FOR THAT PERIOD HAVE BEEN ANNUALIZED.
5 SMALL CAP VALUE SHARES WERE OFFERED BEGINNING DECEMBER 20, 1994. ALL RATIOS
  INCLUDING TOTAL RETURN FOR THAT PERIOD HAVE BEEN ANNUALIZED.
6 HIGH YIELD BOND SHARES WERE OFFERED BEGINNING JANUARY 11, 1995. ALL RATIOS
  INCLUDING TOTAL RETURN FOR THAT PERIOD HAVE BEEN ANNUALIZED.
* SALES LOAD IS NOT REFLECTED IN TOTAL RETURN.
+ AVERAGE COMMISSION RATE PAID PER SHARE FOR SECURITY PURCHASES AND SALES
  DURING THE PERIOD. PRESENTATION OF THE RATE IS REQUIRED FOR FISCAL YEARS BEGINNING AFTER SEPTEMBER 1, 1995.
AMOUNTS DESIGNATED AS "--" ARE ZERO OR HAVE BEEN ROUNDED TO ZERO.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS
================================================================================
SEI INSTITUTIONAL MANAGED TRUST -- SEPTEMBER 30, 1997



1.    ORGANIZATION
     SEI Institutional Managed Trust (the "Trust") is organized as a Massachusetts Business Trust under a Declaration of Trust dated October 20, 1986.

2.    SIGNIFICANT ACCOUNTING POLICIES
     The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment company with eleven diversified Portfolios (the "Portfolios"): Large Cap Value, Large Cap Growth, Small Cap Value, Small Cap Growth, Mid-Cap, Capital Appreciation, Equity Income, Balanced, Core Fixed Income, Bond, and High Yield Bond. The Trust is registered to offer Class A shares of the Large Cap Value, Large Cap Growth, Small Cap Value, Small Cap Growth, Mid-Cap, Capital Appreciation, Equity Income, Balanced, Core Fixed Income, Bond, and High Yield Bond Portfolios and Class D shares of the Small Cap Growth Portfolio. The Funds' prospectus provides a description of each Fund's investment objective, policies, and strategies. The following is a summary of the significant accounting policies consistently followed by the Trust.
     SECURITY VALUATION--Investments in equity securities which are traded on a national securities exchange (or reported on NASDAQ national market system) are stated at the last quoted sales price if readily available for such equity securities on each business day; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations with remaining maturities in excess of sixty days are valued at the most recently quoted bid price. Debt obligations with remaining maturities of sixty days or less are valued at their amortized cost. Securities for which quotations are not readily available are valued at fair value using methods determined in good faith under general Trustee supervision.
     FEDERAL INCOME TAXES--It is each Portfolio's intention to qualify as a regulated investment company for Federal income tax purposes and distribute all of its taxable income (including net capital gains). Accordingly, no provision for Federal income taxes is required.
     NET ASSET VALUE PER SHARE--Net asset value per share is calculated on a daily basis by dividing the assets of each Portfolio less its liabilities by the number of outstanding shares of the Portfolio.
     REPURCHASE AGREEMENTS--Securities pledged as collateral for repurchase agreements are held by each Portfolio's custodian bank until maturity of the repurchase agreement. The Portfolios also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker's custodian bank in a segregated account until maturity of the repurchase agreement. Provisions of the repurchase agreement and procedures adopted by the Manager and the Advisers of the Trust require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Portfolios may be delayed or limited.
     DISCOUNT AND PREMIUM AMORTIZATION--Amortization and accretion is calculated using the effective interest method over the holding period of the security. Amortization of premiums and discounts is included in interest income.
     EXPENSES--Expenses that are directly related to one of the Portfolios are charged directly to that Portfolio. Other operating expenses of the Portfolios are prorated to the Portfolios on the basis of relative net assets.
     CLASSES--Class-specific expenses are borne by that class of shares. Income, realized and unrealized gains/losses and non class-specific expenses are allocated to the respective classes on the basis of relative daily net assets.
     FUTURES CONTRACTS--The Large Cap Growth, Large Cap Value, Small Cap Value, Small Cap Growth, Capital Appreciation and Equity Income Portfolios utilized S&P 500 Index futures contracts and the Core Fixed Income Portfolio utilized U.S. Long T-Bond futures contracts during the period ended September 30, 1997. The Portfolios' investment in S&P 500 Index futures contracts is designed to enable the Portfolios to more closely approximate the performance of their benchmark indices. The

NOTES TO FINANCIAL STATEMENTS
================================================================================
SEI INSTITUTIONAL MANAGED TRUST -- SEPTEMBER 30, 1997

     Core Fixed Income Portfolio's use of futures contracts is primarily for tactical hedging purposes. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized losses or gains are incurred. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.
     Risks related to futures contracts include the possibility that there may not be a liquid market for the contracts, that changes in the values of the contract may not directly correlate with changes in the values of the underlying securities, and that the counterparty to a contract may default on its obligation to perform. Futures contracts involve risk of loss in excess of the amounts recognized in the Statement of Net Assets to the extent of the contract amounts.
     DETERMINATION, DISCLOSURE AND FINANCIAL STATEMENT PRESENTATION OF INCOME AND CAPITAL GAIN--Effective October 1, 1993, the Trust adopted Statement of Position 93-2: Determination, Disclosure, and Financial Statement Presentation of Income, Capital Gain, and Return of Capital Distributions by Investment Companies.
     Based on this Statement of Position, the reclassifications were as follows:

                                ACCUMULATED  UNDISTRIBUTED
                      PAID-IN-   REALIZED     INVESTMENT
                       CAPITAL  GAIN (LOSS)  INCOME (LOSS)
                        (000)      (000)         (000)
                      --------  -----------  -------------
Large Cap Value         $   6     $ (51)        $  45
Large Cap Growth          256      (950)          694
Small Cap Value            --       (26)           26
Small Cap Growth       (2,464)        2         2,462
Mid-Cap                    --        10           (10)
Capital Appreciation     (164)      188           (24)
Equity Income              10      (460)          450
Balanced                  (38)     (108)          146
Core Fixed Income         (17)        2            15
Bond                      (24)      117           (93)
High Yield Bond            --       116          (116)
     These reclassifications have no effect on net assets or net asset values per share.
     During the year ended September 30, 1997, the Large Cap Growth Portfolio transferred securities to shareholders in order to meet fund share redemptions. This security transfer resulted in non-taxable realized gains to the Portfolio of $255,000 which have been reclassified to paid-in capital, a component of equity.
     STRUCTURED NOTES AND INDEXED NOTES--The Core Fixed Income Portfolio may invest in structured notes and indexed notes whose values are linked either directly or inversely to changes in foreign currency exchange rates, interest rates, indices, or other reference instruments. The values of these instruments may be more volatile than the rates, indices or instruments to which they refer.
     OTHER--Security transactions are recorded on the trade date of the security purchase or sale. Costs used in determining net realized capital gains and losses on the sale of securities are those of the specific securities sold. Dividend income is recognized on the ex-dividend date, and interest income is recognized using the accrual basis of accounting.

3.    MANAGEMENT, INVESTMENT
ADVISORY, AND DISTRIBUTION
AGREEMENTS
     The Trust and SEI Fund Management (the "Manager"), are parties to a management agreement (the "Agreement") dated January 22, 1987. Under this Agreement, the Manager provides management, administrative, and shareholder servicing for an annual fee of .35% of the average daily net assets of the Large Cap Value, Large Cap Growth, Small Cap Value, High Yield Bond, Small Cap Growth, Mid-Cap, Capital Appreciation, Equity Income, and Balanced Portfolios; and .28% of the average daily net assets of the Core Fixed Income and Bond Portfolios. The Manager has agreed to waive all or a portion of its fee in order to limit the operating expenses of a Portfolio. Any such waiver is voluntary and may be terminated at any time at the Manager's sole discretion.
     SEI Investments Management Corporation ("SIMCO") serves as investment adviser to each Portfolio. In connection with serving as investment adviser, SIMCO is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of .35% of the Large Cap Value Portfolio's average daily net assets, at an annual rate of .40% of the Large Cap

================================================================================


Growth, Mid-Cap, Capital Appreciation, Equity Income and Balanced
Portfolios' average daily net assets, at an annual rate of .65% of the Small Cap Value and Small Cap Growth Portfolios' average daily net assets, at an annual rate of .275% of the Core Fixed Income and Bond Portfolios' average daily net assets and .4875% of the High Yield Bond Portfolio's average daily net assets. The adviser has voluntarily agreed to waive a portion of its fee in an amount equal to .05% of the average daily net assets of the Large Cap Growth, Capital Appreciation, Equity Income, and Balanced Portfolios.
     Mellon Equity Associates, Pacific Alliance Capital Management and LSV Asset Management each serve as an investment sub-adviser to a portion of the assets of the Large Cap Value Portfolio and are party to investment sub-advisory agreements with the Trust and SIMCO dated December 16, 1994, April 1, 1996 and March 31, 1995, respectively. Under the investment sub-advisory agreements, each party receives an annual fee, paid by SIMCO.
     American Express Asset Management, Alliance Capital Management L.P., and Provident Investment Counsel, Inc. each serve as an investment sub-adviser to a portion of the assets of the Large Cap Growth Portfolio and are party to investment sub-advisory agreements with the Trust and SIMCO dated December 16, 1994, December 16, 1994, and May 1, 1996, respectively. Under the investment sub-advisory agreements, each party receives an annual fee, paid by SIMCO.
     LSV Asset Management, 1838 Investment Advisors, L.P. and Boston Partners Asset Management, L.P. each serve as an investment sub-adviser to a portion of the assets of the Small Cap Value Portfolio and are party to investment sub-advisory agreements with the Trust and SIMCO dated May 30, 1997, December 18, 1994, and November 13, 1995, respectively. Under the investment sub-advisory agreements, each party receives an annual fee, paid by SIMCO.
     Nicholas-Applegate Capital Management, Inc., First of America Investment Corporation, Wall Street Associates, and Furman Selz Capital Management, LLC each serve as an investment sub-adviser to a portion of the assets of the Small Cap Growth Portfolio and are party to investment sub-advisory agreements with the Trust and SIMCO dated August 11, 1995, June 14, 1996, August 11, 1995 and August 11, 1995, respectively. Under the investment sub-advisory agreements, each party receives an annual fee, paid by SIMCO.
     Martingale Asset Management, L.P. serves as investment sub-adviser to the Mid-Cap Portfolio and is party to an investment sub-advisory agreement with the Trust and SIMCO dated August 14, 1995. Under the investment sub-advisory agreement, Martingale Asset Management, L.P. receives an annual fee, paid by SIMCO.
     Pacific Alliance Capital Management serves as investment sub-adviser to the Equity Income Portfolio and is party to an investment sub-advisory agreement with the Trust and SIMCO dated April 1, 1996. Under the investment sub-advisory agreement, Pacific Alliance Capital Management receives an annual fee, paid by SIMCO.
     STI Capital Management, N.A. ("STI") serves as investment sub-adviser to the Capital Appreciation and Balanced Portfolios and is party to an investment sub-advisory agreement with the Trust and SIMCO dated July 10, 1995. Under the investment sub-advisory agreement, STI receives an annual fee for each Portfolio, paid by SIMCO.
     Western Asset Management Company serves as investment sub-adviser to the Bond Portfolio and is a party to an investment sub-advisory agreement with the Trust and SIMCO dated March 17, 1997. Under the investment sub-advisory agreement, Western Asset Management Company receives an annual fee, paid by SIMCO.
     Western Asset Management Company, BlackRock Financial Management, Inc., and Firstar Investment Research & Management Company each serve as an investment sub-adviser to a portion of the assets of the Core Fixed Income Portfolio and are parties to investment sub-advisory agreements with the Trust and SIMCO dated November 13, 1995, January 2, 1996, and November 13, 1995, respectively. Under the investment sub-advisory agreements, each party receives an annual fee, paid by SIMCO.
     BEA Associates serves as investment sub-adviser to the High Yield Bond Portfolio and is a party to an investment sub-advisory agreement with the Trust

NOTES TO FINANCIAL STATEMENTS
================================================================================
SEI INSTITUTIONAL MANAGED TRUST -- SEPTEMBER 30, 1997

and SIMCO dated August 11, 1995. Under the investment sub-advisory agreement, BEA Associates receives an annual fee, paid by SIMCO.
     SEI Investments Distribution Co. (the "Distributor"), a wholly-owned subsidiary of SEI, serves as each Portfolio's distributor pursuant to a distribution agreement with the Trust. Effective April 15, 1996, the Trust adopted a shareholder servicing plan for Class A shares (the "Class A Plan") under which a shareholder servicing fee of up to .25% of average daily net assets attributable to Class A shares will be paid to the Distributor. Prior to April 15, 1996, SEI Investments Distribution Co. acted as the distributor of shares of the Trust under distribution plans which provided for the Trust to reimburse the Distributor for certain distribution-related expenses incurred by the Distributor. Such expenses could not exceed .30% of the average daily net assets of a Portfolio, provided the expenses were permissible as to both type and amount under a budget approved and monitored by the Board of Trustees.
     The Trust has adopted a distribution plan for its Class D shares (the "Class D Plan") pursuant to which a 12b-1 fee of up to .30% of the average daily net assets attributable to the Class D shares will be paid to the Distributor. This payment may be used to compensate financial institutions that provide distribution-related services to their customers. Under both the Class A Plan and the Class D Plan, the Distributor may retain as profit any difference between the fee it receives and the amount it pays to third parties.
     The Distribution Agreement between the Distributor and the Trust provides that the Distributor may receive compensation on portfolio transactions effected for the Trust in accordance with the rules of the Securities and Exchange Commission ("SEC"). Accordingly, it is expected that portfolio transactions may result in brokerage commissions being paid to the Distributor. The SEC rules require that such commissions not exceed usual and customary commissions.

4.    ORGANIZATIONAL COSTS AND TRANSACTIONS WITH AFFILIATES
     Organizational costs have been capitalized by the Trust and are being amortized over sixty months commencing with operations. In the event any of the initial shares are redeemed by any holder thereof during the period that the Trust is amortizing its organizational costs, the redemption proceeds payable to the holder thereof by the Trust will be reduced by the unamortized organizational costs in the same ratio as the number of initial shares outstanding at the time of the redemption.
     Certain officers and/or trustees of the Trust are also officers of the Manager. The Trust pays each unaffiliated Trustee an annual fee for attendance of quarterly, interim and committee meetings. Compensation of officers and affiliated Trustees of the Trust is paid by the Manager.
     Each of the Portfolios also used the Distributor as an agent in placing repurchase agreements. For this service the Distributor retains a portion of the interest earned as a commission. Aggregate commissions paid by the Trust for repurchase agreements placed during the period ended September 30, 1997 were $97,000.

5.    INVESTMENT TRANSACTIONS
     The cost of security purchases and proceeds from the sale of securities, other than temporary cash investments during the year ended September 30, 1997 were as follows:
                                    PURCHASES
                                    ---------
                        U.S. GOV'T.   OTHER     TOTAL
                           (000)      (000)     (000)
                       ------------ -------- ----------
Large Cap Value      $         --   $548,417 $  548,417
Large Cap Growth               --    529,804    529,804
Small Cap Value                --    275,587    275,587
Small Cap Growth               --    496,913    496,913
Mid-Cap                        --     25,197     25,197
Capital Appreciation           --    312,366    312,366
Equity Income                  --     73,677     73,677
Balanced                   27,368     67,785     95,153
Core Fixed Income       1,594,870    335,116  1,929,986
Bond                       55,270      6,579     61,849
High Yield Bond                --    214,303    214,313

                                      SALES
                                   ----------
                        U.S. GOV'T.   OTHER      TOTAL
                           (000)      (000)      (000)
                       ------------ -------- -----------
Large Cap Value      $         --   $427,618 $  427,618
Large Cap Growth               --    438,998    438,998
Small Cap Value                --    206,649    206,649
Small Cap Growth               --    417,601    417,601
Mid-Cap                        --     27,323     27,323
Capital Appreciation           --    437,524    437,524
Equity Income                  --    157,843    157,843
Balanced                   34,902     73,740    108,642
Core Fixed Income       1,451,828    137,587  1,589,415
Bond                       70,561        418     70,979
High Yield Bond                --    108,038    108,038

================================================================================


     At September 30, 1997, the total cost of securities and the net realized gains or losses on securities sold for Federal income tax purposes was not materially different from amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation on investments at September 30, 1997 is as follows:

                                                   NET
                    APPRECIATED   DEPRECIATED  UNREALIZED
                    SECURITIES    SECURITIES  APPRECIATION
                       (000)         (000)        (000)
                    -----------   ----------- ------------
Large Cap Value      $213,631     $(3,255)     $210,376
Large Cap Growth      254,713      (3,431)      251,282
Small Cap Value        65,857      (2,152)       63,705
Small Cap Growth      159,960      (8,385)      151,575
Mid-Cap                 8,332        (411)        7,921
Capital Appreciation   34,375      (2,315)       32,060
Equity Income          51,697        (379)       51,318
Balanced                6,506        (468)        6,038
Core Fixed Income      21,968      (4,806)       17,162
Bond                      381          (2)          379
High Yield Bond        14,608      (1,117)       13,491


     At September 30, 1997 the following Portfolio had available realized capital losses to offset future net capital gains through fiscal year ended 2004.

                                                   (000)
                                                  ------
Bond                                             $ 3,562

6.    FUTURES CONTRACTS

     The following Portfolios had futures contracts open as of September 30, 1997:

                                                UNREALIZED
   CONTRACT    NUMBER OF    TRADE   SETTLEMENT  GAIN/(LOSS)
  DESCRIPTION  CONTRACTS    PRICE      MONTH       (000)
-------------- ---------    -----   ----------  -----------
Core Fixed Income

U.S. 5 Year Note   (68)     106.98 December 1997  $  (29)
U.S. 5 Year Note    (1)     106.64 December 1997      (1)

U.S. 10 Year Note (108)     108.94 December 1997    (129)
U.S. 10 Year Note  (20)     110.00 December 1997      (3)
U.S. 10 Year Note  (19)     110.03 December 1997      (2)

U.S. Long T-Bond  (332)     112.98 December 1997    (770)
U.S. Long T-Bond   (91)     114.00 December 1997    (117)
U.S. Long T-Bond   (22)     112.78 December 1997     (55)
U.S. Long T-Bond    (8)     115.75 December 1997       4
U.S. Long T-Bond    (3)     113.08 December 1997      (7)
                                                 -------
                                                 $(1,109)
                                                 =======


                                                UNREALIZED
   CONTRACT    NUMBER OF    TRADE   SETTLEMENT  GAIN/(LOSS)
  DESCRIPTION  CONTRACTS    PRICE      MONTH       (000)
-------------- ---------    -----   ----------  -----------
Large Cap Value

S & P 500          5       $937.80 December 1997  $  42
S & P 500          5        939.00 December 1997     39
S & P 500          4        952.50 December 1997      4
S & P 500          3        926.50 December 1997     43
S & P 500          3        953.75 December 1997      1
S & P 500          2        937.75 December 1997     17
S & P 500          1        923.75 December 1997     15
S & P 500          1        963.80 December 1997     (5)
S & P 500          1        959.30 December 1997     (3)
                                                   ----
                                                   $153
                                                   ====
Large Cap Growth

S & P 500          4       $952.50 December 1997  $  4
S & P 500          3        941.25 December 1997    21
S & P 500          2        923.75 December 1997    31
S & P 500          2        937.80 December 1997    16
S & P 500          2        959.30 December 1997    (5)
                                                   ---
                                                   $67
                                                   ===
Small Cap Value

S & P 500          4       $937.80 December 1997  $ 35
S & P 500          4        959.30 December 1997   (10)
S & P 500          2        926.50 December 1997    28
S & P 500          1        923.75 December 1997    15
S & P 500          1        935.00 December 1997    10
S & P 500          1        952.40 December 1997     1
                                                 -----
                                                  $ 79
                                                 =====
Small Cap Growth

S & P 500          2       $939.75 December 1997 $  15
S & P 500          2        940.75 December 1997    14
S & P 500          2        952.50 December 1997     2
S & P 500          2        958.25 December 1997    (4)
S & P 500          1        923.75 December 1997    15
S & P 500          1        926.50 December 1997    14
S & P 500          1        937.80 December 1997     8
S & P 500          1        938.75 December 1997     9
S & P 500          1        946.25 December 1997     4
S & P 500          1        954.00 December 1997    --
S & P 500          1        965.25 December 1997    (5)
S & P 500          1        963.90 December 1997    (5)
S & P 500          1        963.80 December 1997    (5)
S & P 500          1        963.00 December 1997    (4)
S & P 500          1        959.30 December 1997    (3)
                                                 -----
                                                  $ 55
                                                 =====
Capital Appreciation

S & P 500         12       $937.80 December 1997  $100
                                                 =====

Equity Income

S & P 500         12       $952.75 December 1997  $ 11
S & P 500          3        937.80 December 1997    25
                                                 -----
                                                  $ 36
                                                 =====

NOTICE TO SHAREHOLDERS
================================================================================
SEI INSTITUTIONAL MANAGED TRUST -- SEPTEMBER 30, 1997 (UNAUDITED)


For shareholders that do not have a September 30, 1997 taxable year end, this notice is for informational purposes only. For shareholders with a September 30, 1997 taxable year end, please consult your tax advisor as to the pertinence of this notice.

For the fiscal year ended September 30, 1997 the portfolios of the SEI Institutional Managed Trust are designating net capital gains and qualifying dividend income with regard to distributions paid during the year as follows:

                                                            (A)                   (B)
                                                            NET                ORDINARY
                                                       CAPITAL GAINS            INCOME                  TOTAL
                                                       DISTRIBUTIONS         DISTRIBUTIONS          DISTRIBUTIONS
     PORTFOLIO                                          (TAX BASIS)           (TAX BASIS)            (TAX BASIS)
     --------                                          -------------         -------------          -------------
     Large Cap Value                                        57%                  43%                    100%
     Large Cap Growth                                       63%                  37%                    100%
     Small Cap Value                                        14%                  86%                    100%
     Small Cap Growth                                       71%                  29%                    100%
     Mid-Cap                                                68%                  32%                    100%
     Capital Appreciation                                   38%                  62%                    100%
     Equity Income                                          68%                  32%                    100%
     Balanced                                               27%                  73%                    100%
     Core Fixed Income                                      16%                  84%                    100%
     Bond                                                    0%                 100%                    100%
     High Yield Bond                                         1%                  99%                    100%

                                                            (C)                   (D)
                                                        QUALIFYING            TAX EXEMPT               FOREIGN
     PORTFOLIO                                         DIVIDENDS (1)           INTEREST              TAX CREDIT
     --------                                          -------------         ------------           ------------
     Large Cap Value                                       65%                    0%                     0%
     Large Cap Growth                                      43%                    0%                     0%
     Small Cap Value                                       15%                    0%                     0%
     Small Cap Growth                                       2%                    0%                     0%
     Mid-Cap                                               52%                    0%                     0%
     Capital Appreciation                                   5%                    0%                     0%
     Equity Income                                         47%                    0%                     0%
     Balanced                                               4%                    0%                     0%
     Core Fixed Income                                      0%                    0%                     0%
     Bond                                                   0%                    0%                     0%
     High Yield Bond                                        0%                    0%                     0%

(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction.
* Items (A) and (B) are based on the percentage of each portfolio's total distribution.
** Items (C) and (D) are based on the percentage of ordinary income distributions of each portfolio.

==================
SEI INSTITUTIONAL
==================
MANAGED TRUST
==================
ANNUAL REPORT
==================
SEPTEMBER 30, 1997

Robert A. Nesher
CHAIRMAN

TRUSTEES
William M. Doran
F. Wendell Gooch
Frank E. Morris
James M. Storey
George J. Sullivan, Jr.

OFFICERS
David G. Lee
PRESIDENT AND CHIEF EXECUTIVE OFFICER
Barbara A. Nugent
VICE PRESIDENT, ASSISTANT SECRETARY
Marc H. Cahn
VICE PRESIDENT, ASSISTANT SECRETARY
Todd Cipperman
VICE PRESIDENT, ASSISTANT SECRETARY
Kathryn L. Stanton
VICE PRESIDENT, ASSISTANT SECRETARY
Sandra K. Orlow
VICE PRESIDENT, ASSISTANT SECRETARY
Kevin P. Robins
VICE PRESIDENT, ASSISTANT SECRETARY
Mark Nagle
CONTROLLER, CHIEF FINANCIAL OFFICER
Richard W. Grant
SECRETARY

INVESTMENT ADVISOR

EQUITY & BALANCED PORTFOLIOS
SEI Investments Management Corporation

FIXED INCOME PORTFOLIOS
SEI Investments Management Corporation

MANAGER AND SHAREHOLDER SERVICING AGENT
SEI Fund Management

DISTRIBUTOR
SEI Investments Distribution Co.

LEGAL COUNSEL
Morgan, Lewis & Bockius LLP

INDEPENDENT ACCOUNTANTS
Price Waterhouse LLP

THIS ANNUAL REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE TRUST AND MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS. SHARES OF THE SEI FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC), THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THE SHARES INVOLVES RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

FOR MORE INFORMATION CALL 1[BULLET]800[BULLET]DIAL[BULLET]
SEI/1[BULLET]800[BULLET]342[BULLET]5734

     [Logo Omitted]
SEI
INVESTMENTS
DISTRIBUTION
CO.
Oaks, PA 19456
800-DIAL-SEI/800-342-5734

SEI-F-087-05